As filed with the Securities and Exchange Commission on April 29, 2011
     1933 Act File No. 333-30810
1940 Act File No. 811-09819

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 33 ☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940 ☑
Amendment No. 34 ☑
STATE STREET INSTITUTIONAL INVESTMENT TRUST
P.O. Box 5501, Boston, Massachusetts 02206
(Address of Principal Executive Offices)
(617) 662-1742
(Registrant’s Telephone Number)
David James, Secretary
State Street Bank and Trust Company
4 Copley Place, 5th floor
Boston, MA 02116
(Name and Address of Agent for Service)
Copy to:
Timothy W. Diggins, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600
It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☑	On April 29, 2011 pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (SSTXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRIXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

INSTITUTIONAL CLASS

Prospectus Dated April 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS THREE CLASSES OF SHARES:  INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INSTITUTIONAL CLASS.

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STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. As a shareholder in the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$12	$39	$68	$154

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•	Foreign Securities: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the

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U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

State Street Institutional Liquid Reserves Fund
Total Return for the Calendar Years
Ended December 31

2005	3.19
2006	5.07
2007	5.28
2008	2.82
2009	0.49
2010	0.19

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.03% (quarter ended 3/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

			Since the Inception
			Date of the Fund
	1-Year	5-Year	(Annualized)

State Street Institutional Liquid Reserves Fund	0.19%	2.75%	2.75%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

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Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

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STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. As a shareholder in the State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.17%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years

$17	$55	$96	$217

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax — exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

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•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Municipal Obligations Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, or there are adverse changes in federal tax laws, interest paid on the security may become taxable and the security could decline in value.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

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•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, or issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

State Street Institutional Tax Free Money
Market Fund
Total Return for the Calendar Years
Ended December 31

2008	2.31
2009	0.43
2010	0.10

During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 3/31/08) and the lowest return for a quarter was 0.01% (quarter ended 3/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional Tax Free Money Market Fund	0.10%	1.53%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

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Tax Information

The Fund intends to distribute tax-exempt income. However, a portion of the Fund’s distributions may be subject to Federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

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STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. As a shareholder in the State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.13%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the U.S. Government Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2012; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$12	$41	$72	$166

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

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The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•	Significant Exposure to U.S. Government Agencies: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

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•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

State Street Institutional U.S. Government
Money Market Fund
Total Return for the Calendar Years
Ended December 31

2008	2.17
2009	0.26
2010	0.07

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter

13

was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.01% (quarter ended 3/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional U.S. Government Money Market Fund	0.07%	1.04%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

14

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. As a shareholder in the State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.13%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$13	$42	$73	$167

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them,

15

the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

State Street Institutional Treasury Money
Market Fund
Total Return for the Calendar Years
Ended December 31

2008	1.24
2009	0.04
2010	0.01

During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional Treasury Money Market Fund	0.01%	0.59%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

16

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. As a shareholder in the State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.15%

Fee Waiver and/or Expense Reimbursement(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2012; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$12	$45	$82	$189

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the

17

risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

18

State Street Institutional Treasury Plus Money
Market Fund
Total Return for the Calendar Years
Ended December 31

2008	1.55
2009	0.06
2010	0.04

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 03/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional Treasury Plus Money Market Fund	0.04%	0.75%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

19

OTHER INFORMATION

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000

To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02266-8048

By Overnight:
State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

ILR FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

TAX FREE FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

20

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax — exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

U.S. GOVERNMENT FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury

21

securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements

TREASURY FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

TREASURY PLUS FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

The investment objective of each of the ILR Fund, the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval. The Investment objective of the Tax Free Fund, as stated in the Fund’s Fund Summary, is fundamental and may not be changed without shareholder approval.

Additional Information About Risks

•	Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity. [ILR Fund]

•	Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these

22

instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. [ILR Fund]

•	Interest Rate Risk. During periods of rising interest rates, a Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, a Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall. [All Funds]

•	Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be. [All Funds except the Treasury Fund]

•	Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid. [ILR Fund]

•	Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price. [All Funds]

•	Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore,

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volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

•	U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

•	Variable and Floating Rate Securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates and a floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, that may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. [ILR Fund, Tax Free Fund and U.S. Government Fund]

•	Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the Portfolio at a time when it might otherwise not choose to do so. [All Funds]

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. [All Funds]

•	ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve

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accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

•	Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related or other asset-backed security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility risk that the Portfolio may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio. [ILR Fund and U.S. Government Fund]

•	Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its

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financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental user. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges. [Tax Free Fund]

•	Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax exempt commercial paper may be a general obligation that is backed by the full faith and credit of the issuer or it may be a revenue obligation that is backed by the revenues generated from a specific project or facility. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. [Tax Free Fund]

•	Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, Tax Free Fund, U.S. Government Fund and Treasury Plus Fund]

•	Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” A Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Funds’ and Portfolios’ limitation on illiquid securities. [ILR Fund]

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ AND PORTFOLIOS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies.  A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

Temporary Defensive Positions.  From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the SAI.

MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios.  Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another

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investment company with essentially the same investment objectives and policies as the Fund. Effective February 18, 2011, the contractual management fee rate in each Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date. For the year ended December 31, 2010, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.094% for Money Market Portfolio, 0.054% for Tax Free Money Market Portfolio, 0.086% for U.S. Government Portfolio, 0.068% for Treasury Portfolio and 0.062% for Treasury Plus Portfolio. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2010. A summary of the factors considered by the Board of Trustees in connection with the approval of the change described above regarding each Fund’s contractual management fee rate will be included in the Funds’ semi-annual report to shareholders dated June 30, 2011.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, each Fund has retained the Adviser to serve as administrator for a fee at the annual rate of 0.05% of the Fund’s average daily net assets. (Prior to that time, State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, served as administrator of each Fund for an annual fee of $25,000.) Effective February 1, 2011, State Street serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

The Transfer Agent and Dividend Disbursing Agent.  Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.  State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.  The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:30 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

All investments will qualify at the time of acquisition as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act. Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.  Investors pay no sales load to invest in the Institutional Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

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Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good from until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds.

The minimum initial investment in Institutional Class shares of the Funds is $25 million. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund may limit the amount of a purchase order received after 12:00 p.m. (noon) ET.

How to Purchase Shares

By Mail:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02266-8048

By Overnight:
State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone/Fax:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢• confirm receipt of the faxed Institutional Account Application Form (initial purchases only),
➢• request your new account number (initial purchases only),
➢• confirm the amount being wired and wiring bank, and
➢• receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).
For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:
Instruct your bank to transfer money by Federal Funds wire to:
State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111

ABA# 011000028 DDA# 9905-801-8 State Street Institutional Investment Trust Fund Class Account Number Account Registration

On Columbus Day and Veteran’s Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.
You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity.

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The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares

By Mail	Send a signed letter to: State Street Institutional Investment Trust Funds P.O. Box 8048 Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight	State Street Institutional Investment Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone	Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:
➢• name(s) of account owners;
➢• account number(s);
➢• the name of the Fund;
➢• your daytime telephone number; and
➢• the dollar amount or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.  Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢•	Your account address has changed within the last 10 business days.

➢•	Redemption proceeds are being transferred to an account with a different registration.

➢•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

➢•	Other unusual situations as determined by the Funds’ transfer agent.

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All redemption requests regarding shares of the Funds placed after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions.  Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds’ shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds’ shareholders.

The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation

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paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund has elected to be treated as a regulated investment company and intends each year to be qualified to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends” described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions from the Tax Free Fund properly reported as “exempt-interest dividends” are not generally subject to federal income tax, including the federal alternative minimum tax for individuals, but may be included in “adjusted current earnings” for purposes of the federal alternative minimum tax for corporate shareholders and may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund’s net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the Tax Free Fund, the U.S. Government Fund, the Treasury Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Institutional Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Institutional Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlights — Selected Data for a Share of Beneficial Interest Outstanding throughout each Period is Presented Below(A):

	Net Asset		Gain			Distributions
	Value	Net	(Loss)		Total from	from Net	Distributions
	Beginning	Investment	on		Investment	Investment	from Capital	Total
Period Ended December 31,	of Period	Income/(Loss)	Investments		Operations	Income	Gains	Distributions

Liquid Reserves Fund
Institutional Class
2010	$1.0000	$0.0019	$0.0000	(D)	$0.0019	$(0.0019)	$—	$(0.0019)
2009	$1.0000	$0.0049	$0.0000	(D)	$0.0049	$(0.0049)	$—	$(0.0049)
2008	$1.0000	$0.0278	$0.0000	(D)	$0.0278	$(0.0278)	$—	$(0.0278)
2007	$1.0000	$0.0516	$0.0000	(D)	$0.0516	$(0.0516)	$—	$(0.0516)
2006	$1.0000	$0.0496	$—		$0.0496	$(0.0496)	$—	$(0.0496)
Tax Free Money Market Fund
Institutional Class
2010	$1.0000	$0.0007	$0.0003		$0.0010	$(0.0008)	$(0.0002)	$(0.0010)
2009	$1.0000	$0.0043	$0.0000	(D)	$0.0043	$(0.0043)	$—	$(0.0043)
2008	$1.0000	$0.0229	$0.0000	(D)	$0.0229	$(0.0229)	$—	$(0.0229)
2007(F)	$1.0000	$0.0309	$0.0000	(D)	$0.0309	$(0.0309)	$—	$(0.0309)
U.S. Government Money Market Fund
Institutional Class
2010	$1.0000	$0.0007	$0.0000		$0.0007	$(0.0007)	$—	$(0.0007)
2009	$1.0000	$0.0025	$0.0001		$0.0026	$(0.0026)	$—	$(0.0026)
2008	$1.0000	$0.0215	$—		$0.0215	$(0.0215)	$—	$(0.0215)
2007(G)	$1.0000	$0.0081	$—		$0.0081	$(0.0081)	$—	$(0.0081)

*	Annualized.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(B)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(D)	Amount is less than $0.00005 per share.

(E)	Amount is less than 0.005%.

(F)	The Fund’s Institutional shares commenced operations on February 7, 2007.

(G)	The Fund’s Institutional shares commenced operations on October 25, 2007.

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	Net Asset	Ratios to Average Net Assets/Supplemental Data(A)						Net Assets
	Value				Net			End of
	End	Total	Gross	Net	Investment	Expense		Period
Period Ended December 31,	of Period	Return(B)	Expenses	Expenses	Income	Waiver(C)		(000s omitted)

Liquid Reserves Fund
Institutional Class
2010	$1.0000	0.19%	0.12%	0.12%	0.20%	0.00	%(E)	$25,211,488
2009	$1.0000	0.49%	0.14%	0.14%	0.43%	0.00	%(E)	$14,508,409
2008	$1.0000	2.82%	0.11%	0.11%	2.78%	—		$7,774,494
2007	$1.0000	5.28%	0.13%	0.11%	5.14%	0.02%		$6,203,162
2006	$1.0000	5.07%	0.17%	0.12%	5.07%	0.03%		$6,194,720
Tax Free Money Market Fund
Institutional Class
2010	$1.0000	0.10%	0.17%	0.17%	0.07%	0.00	%(E)	$114,404
2009	$1.0000	0.43%	0.19%	0.19%	0.33%	—		$99,976
2008	$1.0000	2.31%	0.14%	0.14%	2.29%	—		$65,171
2007(F)	$1.0000	3.14%	0.25%*	0.16%*	3.39%*	0.03%		$146,569
U.S. Government Money Market Fund
Institutional Class
2010	$1.0000	0.07%	0.13%	0.12%	0.07%	0.01%		$4,430,327
2009	$1.0000	0.26%	0.13%	0.12%	0.21%	0.01%		$2,879,208
2008	$1.0000	2.17%	0.14%	0.14%	1.70%	—		$1,659,576
2007(G)	$1.0000	0.82%	0.18%*	0.18%*	4.43%*	—		$63,190

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State Street Institutional Investment Trust

Financial Highlights — Selected Data for a Share of Beneficial Interest Outstanding throughout each Period is Presented Below(A):

	Net Asset		Gain			Distributions
	Value	Net	(Loss)		Total from	from Net	Distributions
	Beginning	Investment	on		Investment	Investment	from Capital		Total
Period Ended December 31,	of Period	Income/(Loss)	Investments		Operations	Income	Gains		Distributions

Treasury Money Market Fund Institutional Class
2010	$1.0000	$0.0002	$(0.0001)		$0.0001	$(0.0001)	$—		$(0.0001)
2009	$1.0000	$0.0003	$0.0001		$0.0004	$(0.0004)	$(0.0000	)(D)	$(0.0004)
2008	$1.0000	$0.0123	$0.0000	(D)	$0.0123	$(0.0123)	$(0.0000	)(D)	$(0.0123)
2007(E)	$1.0000	$0.0058	$0.0000	(D)	$0.0058	$(0.0058)	$—		$(0.0058)
Treasury Plus Money Market Fund Institutional Class
2010	$1.0000	$0.0004	$(0.0000	)(D)	$0.0004	$(0.0004)	$—		$(0.0004)
2009	$1.0000	$0.0004	$0.0002		$0.0006	$(0.0006)	$(0.0000	)(D)	$(0.0006)
2008	$1.0000	$0.0154	$0.0000	(D)	$0.0154	$(0.0154)	$—		$(0.0154)
2007(F)	$1.0000	$0.0074	$—		$0.0074	$(0.0074)	$—		$(0.0074)

*	Annualized.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(B)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(D)	Amount is less than $0.00005 per share.

(E)	The Fund’s shares commenced operations on October 25, 2007.

(F)	The Fund’s shares commenced operations on October 24, 2007.

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	Net Asset	Ratios to Average Net Assets/Supplemental Data(A)					Net Assets
	Value				Net		End of
	End	Total	Gross	Net	Investment	Expense	Period
Period Ended December 31,	of Period	Return(B)	Expenses	Expenses	Income	Waiver(C)	(000s omitted)

Treasury Money Market Fund Institutional Class
2010	$1.0000	0.01%	0.13%	0.11%	0.01%	0.02%	$2,790,267
2009	$1.0000	0.04%	0.13%	0.11%	0.03%	0.02%	$1,581,525
2008	$1.0000	1.24%	0.14%	0.13%	0.80%	0.01%	$1,036,263
2007(E)	$1.0000	0.59%	0.28%*	0.28%*	3.16%*	—	$36,999
Treasury Plus Money Market Fund Institutional Class
2010	$1.0000	0.04%	0.15%	0.11%	0.04%	0.04%	$811,144
2009	$1.0000	0.06%	0.15%	0.13%	0.04%	0.02%	$654,543
2008	$1.0000	1.55%	0.16%	0.13%	0.92%	0.03%	$737,637
2007(F)	$1.0000	0.74%	0.25%*	0.25%*	3.87%*	—	$207,901

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.sttfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TFVXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRVXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

INVESTMENT CLASS

Prospectus Dated April 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS THREE CLASSES OF SHARES: INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INVESTMENT CLASS.

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STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. As a shareholder in the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%
Service Fee	0.25%

Total Annual Fund Operating Expenses	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$48	$151	$264	$593

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•	Foreign Securities: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the

4

U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to 2008 is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on August 12, 2004. The Fund’s Investment Class shares commenced operations on October 1, 2007. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

State Street Institutional Liquid Reserves Fund
Total Return for the Calendar Years
Ended December 31

2005	3.19
2006	5.07
2007	5.28
2008	2.46
2009	0.19
2010	0.00

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.88% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.00% (quarter ended 9/30/2010).

Average Annual Total Returns
For the Periods Ended December 31, 2010

			Since the Inception
			Date of the Fund
	1-Year	5-Year	(Annualized)

State Street Institutional Liquid Reserves Fund	0.00%	2.52%	2.57%

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To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

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STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. As a shareholder in the State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.12%
Service Fee	0.25%

Total Annual Fund Operating Expenses	0.52%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years

$53	$167	$291	$654

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax — exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

7

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Municipal Obligations Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, or there are adverse changes in federal tax laws, interest paid on the security may become taxable and the security could decline in value.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient

8

income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, or issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the Since Inception performance is that of the Fund before the Investment Class was operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s inception date was February 7, 2007. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

State Street Institutional Tax Free Money
Market Fund
Total Return for the Calendar Years
Ended December 31

2008	1.96
2009	0.22
2010	0.02

During the period shown in the bar chart, the highest return for a quarter was 0.61% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/10).

9

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional Tax Free Money Market Fund	0.02%	1.32%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to distribute tax-exempt income. However, a portion of the Fund’s distributions may be subject to Federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

10

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. As a shareholder in the State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%
Service Fee	0.25%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver and/or Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the U.S. Government Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2012; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$48	$153	$268	$604

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

11

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•	Significant Exposure to U.S. Government Agencies: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

12

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

State Street Institutional U.S. Government Money
Market Fund
Total Return for the Calendar Years
Ended December 31

2008	1.81
2009	0.05
2010	0.00

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter

13

was 0.75% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/10).

Average Annual Total Returns For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional U.S. Government Money Market Fund	0.00%	0.84%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

14

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. As a shareholder in the State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%
Service Fee	0.25%
Total Annual Fund Operating Expenses	0.48%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$49	$154	$269	$605

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them,

15

the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

State Street Institutional Treasury Money
Market Fund
Total Return for the Calendar Years
Ended December 31

2008	0.93
2009	0.01
2010	0.00

During the period shown in the bar chart, the highest return for a quarter was 0.44% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/10).

Average Annual Total Returns For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional Treasury Money Market Fund	0.00%	0.46%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

16

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. As a shareholder in the State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.10%
Service Fee	0.25%

Total Annual Fund Operating Expenses	0.50%

Fee Waiver and/or Expense Reimbursement(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2012; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$48	$158	$277	$627

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the

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risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.

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State Street Institutional
Treasury Plus Money Market Fund
Total Return for the Calendar Years
Ended December 31

2008	1.27
2009	0.02
2010	0.00

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional Treasury Plus Money Market Fund	0.00%	0.62%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

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OTHER INFORMATION

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000

To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02266-8048

By Overnight:
State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone:

For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

ILR FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

TAX FREE FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

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Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax — exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

U.S. GOVERNMENT FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury

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securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements

TREASURY FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

TREASURY PLUS FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

The investment objective of each of the ILR Fund, the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval. The Investment objective of the Tax Free Fund, as stated in the Fund’s Fund Summary, is fundamental and may not be changed without shareholder approval.

Additional Information About Risks

•	Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity. [ILR Fund]

•	Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these

22

instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. [ILR Fund]

•	Interest Rate Risk. During periods of rising interest rates, a Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, a Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall. [All Funds]

•	Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid. [ILR Fund]

•	Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be. [All Funds except the Treasury Fund]

•	Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price. [All Funds]

•	Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore,

23

volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

•	U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

•	Variable and Floating Rate Securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates and a floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, that may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. [ILR Fund, Tax Free Fund and U.S. Government Fund]

•	Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the Portfolio at a time when it might otherwise not choose to do so. [All Funds]

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. [All Funds]

•	ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve

24

accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

•	Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related or other asset-backed security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility risk that the Portfolio may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio. [ILR Fund and U.S. Government Fund]

•	Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its

25

financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental user. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges. [Tax Free Fund]

•	Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax exempt commercial paper may be a general obligation that is backed by the full faith and credit of the issuer or it may be a revenue obligation that is backed by the revenues generated from a specific project or facility. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. [Tax Free Fund]

•	Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, Tax Free Fund, U.S. Government Fund and Treasury Plus Fund]

•	Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” A Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Funds’ and Portfolios’ limitation on illiquid securities. [ILR Fund]

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ AND PORTFOLIOS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies.  A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

Temporary Defensive Positions.  From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the SAI.

MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios.  Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in its Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment

27

company with essentially the same investment objectives and policies as the Fund. Effective February 18, 2011, the contractual management fee rate in each Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date. For the year ended December 31, 2010, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.094% for Money Market Portfolio, 0.054% for Tax Free Money Market Portfolio, 0.086% for U.S. Government Portfolio, 0.068% for Treasury Portfolio and 0.062% for Treasury Plus Portfolio. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2010. A summary of the factors considered by the Board of Trustees in connection with the approval of the change described above regarding each Fund’s contractual management fee rate will be included in the Funds’ semi-annual report to shareholders dated June 30, 2011.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, each Fund has retained the Adviser to serve as administrator for a fee at the annual rate of 0.05% of the Fund’s average daily net assets. (Prior to that time, State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, served as administrator of each Fund for an annual fee of $25,000.) Effective February 1, 2011, State Street serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

The Transfer Agent and Dividend Disbursing Agent.  Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.  State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.  The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:30 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

All investments will qualify at the time of acquisition as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act. Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.  The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

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Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds.

The minimum initial investment in Investment Class shares of the Funds is $25 million. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund may limit the amount of a purchase order received after 12:00 p.m. (noon) ET.

How to Purchase Shares

By Mail:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02266-8048

By Overnight:
State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone/Fax:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢• confirm receipt of the faxed Institutional Account Application Form (initial purchases only),
➢• request your new account number (initial purchases only),
➢• confirm the amount being wired and wiring bank, and
➢• receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).
For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:
Instruct your bank to transfer money by Federal Funds wire to:
State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111

ABA# 011000028 DDA# 9905-801-8 State Street Institutional Investment Trust Fund Class Account Number Account Registration

On Columbus Day and Veteran’s Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to

29

identify you which will be used to verify your identity. The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares

By Mail	Send a signed letter to: State Street Institutional Investment Trust Funds P.O. Box 8048 Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight	State Street Institutional Investment Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone	Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:
➢• name(s) of account owners;
➢• account number(s);
➢• the name of the Fund;
➢• your daytime telephone number; and
➢• the dollar amount or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.  Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢•	Your account address has changed within the last 10 business days.

➢•	Redemption proceeds are being transferred to an account with a different registration.

➢•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

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➢•	Other unusual situations as determined by the Funds’ transfer agent.

All redemption requests regarding shares of the Funds placed after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions.  Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds’ shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds’ shareholders.

The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PAYMENTS

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Investment Class shares of the Funds, each Fund makes payments, from the assets attributable to its Investment Class shares, to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation

31

plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% of a Fund’s net assets attributable to its Investment Class shares. Because Rule 12b-1 fees are paid out of the Funds’ Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges. All Investment Class shareholders share in the expense of Rule 12b-1 fees paid by the Funds. It is expected that the Distributor will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Funds.

The Funds’ Investment Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of a Fund’s net assets. The Funds expect to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund has elected to be treated as a regulated investment company and intends each year to be qualified to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends” described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions from the Tax Free Fund properly reported as “exempt-interest dividends” are not generally subject to federal income tax, including the federal alternative minimum tax for individuals, but may be included in “adjusted current earnings” for purposes of the federal alternative minimum tax for corporate shareholders and may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund’s net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other

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disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the Tax Free Fund, the U.S. Government Fund, the Treasury Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Investment Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlights — Selected Data for a Share of Beneficial Interest Outstanding throughout each Period is Presented Below(A):

	Net Asset							Distributions
	Value	Net		Gain		Total from		from Net		Distributions
	Beginning	Investment		(Loss) on		Investment		Investment		from Capital	Total
Period Ended December 31,	of Period	Income/(Loss)		Investments		Operations		Income		Gains	Distributions

Liquid Reserves Fund
Investment Class
2010	$1.0000	$(0.0000	)(D)	$0.0000	(D)	$0.0000	(D)	$(0.0000	)(D)	$—	$(0.0000)
2009	$1.0000	$0.0019		$0.0000	(D)	$0.0019		$(0.0019)		$—	$(0.0019)
2008	$1.0000	$0.0243		$0.0000	(D)	$0.0243		$(0.0243)		$—	$(0.0243)
2007(F)	$1.0000	$0.0097		$—		$0.0097		$(0.0097)		$—	$(0.0097)
Tax Free Money Market Fund
Investment Class
2010	$1.0000	$0.0001		$0.0002		$0.0003		$(0.0001)		$(0.0002)	$(0.0003)
2009	$1.0000	$0.0022		$0.0000	(D)	$0.0022		$(0.0022)		$—	$(0.0022)
2008	$1.0000	$0.0194		$0.0000	(D)	$0.0194		$(0.0194)		$—	$(0.0194)
2007(G)	$1.0000	$0.0065		$0.0000	(D)	$0.0065		$(0.0065)		$—	$(0.0065)
U.S. Government Money
Market Fund
Investment Class
2010	$1.0000	$0.0001		$(0.0001)		$0.0000	(D)	$(0.0000	)(D)	$—	$(0.0000)
2009	$1.0000	$0.0006		$(0.0001)		$0.0005		$(0.0005)		$—	$(0.0005)
2008	$1.0000	$0.0180		$—		$0.0180		$(0.0180)		$—	$(0.0180)
2007(H)	$1.0000	$0.0084		$—		$0.0084		$(0.0084)		$—	$(0.0084)

*	Annualized.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(B)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(D)	Amount is less than $0.00005 per share.

(E)	Amount is less than 0.005%.

(F)	The Fund’s Investment shares commenced operations on October 15, 2007.

(G)	The Fund’s Investment shares commenced operations on October 12, 2007.

(H)	The Fund’s Investment shares commenced operations on October 17, 2007.

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	Net Asset			Ratios to Average Net Assets/Supplemental Data(A)					Net Assets
	Value					Net			End of
	End	Total		Gross		Investment		Expense	Period
Period Ended December 31,	of Period	Return(B)		Expenses	Net Expenses	Income		Waiver(C)	(000s omitted)

Liquid Reserves Fund
Investment Class
2010	$1.0000	0.00	%(E)	0.47%	0.31%	0.00	%(E)	0.16%	$905,604
2009	$1.0000	0.19%		0.49%	0.44%	0.16%		0.05%	$886,988
2008	$1.0000	2.46%		0.46%	0.46%	2.41%		—	$769,284
2007(F)	$1.0000	0.97%		0.45%*	0.45%*	4.52	%*	—	$658,816
Tax Free Money Market Fund
Investment Class
2010	$1.0000	0.02%		0.52%	0.24%	0.00	%(E)	0.28%	$290,874
2009	$1.0000	0.22%		0.54%	0.41%	0.23%		0.13%	$276,146
2008	$1.0000	1.96%		0.49%	0.49%	1.91%		—	$322,981
2007(G)	$1.0000	0.65%		0.49%*	0.49%*	2.90	%*	—	$300,210
U.S. Government Money Market Fund
Investment Class
2010	$1.0000	0.00	%(E)	0.48%	0.19%	0.00	%(E)	0.29%	$479,133
2009	$1.0000	0.05%		0.48%	0.37%	0.05%		0.11%	$551,857
2008	$1.0000	1.81%		0.49%	0.49%	1.75%		—	$1,298,493
2007(H)	$1.0000	0.84%		0.53%*	0.53%*	4.01	%*	—	$1,008,936

36

State Street Institutional Investment Trust

Financial Highlights — Selected Data for a Share of Beneficial Interest Outstanding throughout each Period is Presented Below(A):

	Net Asset							Distributions
	Value	Net		Gain		Total from		from Net		Distributions
	Beginning	Investment		(Loss) on		Investment		Investment		from Capital		Total
Period Ended December 31,	of Period	Income/(Loss)		Investments		Operations		Income		Gains		Distributions

Treasury Money Market Fund
Investment Class
2010	$1.0000	$(0.0000	)(D)	$0.0000	(D)	$0.0000	(D)	$(0.0000	)(D)	$—		$(0.0000)
2009	$1.0000	$0.0001		$0.0000	(D)	$0.0001		$(0.0001)		$(0.0000	)(D)	$(0.0001)
2008	$1.0000	$0.0092		$0.0000	(D)	$0.0092		$(0.0092)		$(0.0000	)(D)	$(0.0092)
2007(F)	$1.0000	$0.0053		$0.0000	(D)	$0.0053		$(0.0053)		$—		$(0.0053)
Treasury Plus Money Market Fund
Investment Class
2010	$1.0000	$0.0000	(D)	$(0.0000	)(D)	$0.0000	(D)	$—		$—		$—
2009	$1.0000	$0.0001		$0.0001		$0.0002		$(0.0002)		$(0.0000	)(D)	$(0.0002)
2008	$1.0000	$0.0126		$0.0000	(D)	$0.0126		$(0.0126)		$—		$(0.0126)
2007(G)	$1.0000	$0.0068		$—		$0.0068		$(0.0068)		$—		$(0.0068)

*	Annualized.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(B)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(D)	Amount is less than $0.00005 per share.

(E)	Amount is less than 0.005%.

(F)	The Fund’s shares commenced operations on October 25, 2007.

(G)	The Fund’s shares commenced operations on October 24, 2007.

37

	Net Asset			Ratios to Average Net Assets/Supplemental Data(A)					Net Assets
	Value					Net			End of
	End	Total		Gross	Net	Investment		Expense	Period
Period Ended December 31,	of Period	Return(B)		Expenses	Expenses	Income		Waiver(C)	(000s omitted)

Treasury Money Market Fund
Investment Class
2010	$1.0000	0.00	%(E)	0.48%	0.13%	0.00	%(E)	0.35%	$866,341
2009	$1.0000	0.01%		0.48%	0.14%	0.00	%(E)	0.34%	$696,453
2008	$1.0000	0.93%		0.49%	0.42%	0.76%		0.08%	$1,084,500
2007(F)	$1.0000	0.53%		0.63%*	0.63%*	2.77	%*	—	$491,981
Treasury Plus Money Market Fund
Investment Class
2010	$1.0000	0.00	%(E)	0.50%	0.15%	0.00	%(E)	0.35%	$122,577
2009	$1.0000	0.02%		0.50%	0.17%	0.00	%(E)	0.33%	$146,099
2008	$1.0000	1.27%		0.51%	0.40%	1.06%		0.11%	$215,585
2007(G)	$1.0000	0.68%		0.60%*	0.60%*	3.55	%*	—	$253,745

38

For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.sttfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (LRSXX)
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TASXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVSXX)
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TYSXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPSXX)
SERVICE CLASS

Prospectus Dated April 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.
EACH FUND OFFERS THREE CLASSES OF SHARES: INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE SERVICE CLASS.

2

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Investment Objective
The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. As a shareholder in the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.
Annual Fund Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.07%
-Service Fee	0.05%
Total Annual Fund Operating Expenses	0.17%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.
Example
This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$17	$55	$96	$217
Principal Investment Strategies
The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.
The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.
The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.
Principal Investment Risks
An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	Risks of Investing Principally in Money Market Instruments:
•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

3

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•	Foreign Securities: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par

4

value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the ILR Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.
State Street Institutional Liquid Reserves Fund
Total Return for the Calendar Years Ended December 31
Bar Chart:
Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.03% (quarter ended 3/31/10).
Average Annual Total Returns
For the Periods Ended December 31, 2010

			Since the Inception
			Date of the Fund
	1-Year	5-Year	(Annualized)
State Street Institutional Liquid Reserves Fund— Institutional Class	0.19%	2.75%	2.75%
To obtain the Fund’s current yield, please call (877) 521-4083.
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 19 of the prospectus.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

5

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please turn to “Other Information” on page 19 of the prospectus.

6

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. As a shareholder in the State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.
Annual Fund Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.12%
-Service Fee	0.05%
Total Annual Fund Operating Expenses	0.22%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$281
Principal Investment Strategies
The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.
The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax—exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.
The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.
The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

7

Principal Investment Risks
An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
In addition, the Fund is subject to the following risks:
•	Risks of Investing Principally in Money Market Instruments:
•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Municipal Obligations Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements, or there are adverse changes in federal tax laws, interest paid on the security may become taxable and the security could decline in value.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in

8

the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, or issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.
State Street Institutional Tax Free Money Market Fund
Total Return for the Calendar Years Ended December 31
Bar Chart:
During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 03/31/08) and the lowest return for a quarter was 0.01% (quarter ended 03/31/10).
Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)
State Street Institutional Tax Free Money Market Fund— Institutional Class	0.10%	1.53%
To obtain the Fund’s current yield, please call (877) 521-4083.
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 19 of the prospectus.
Tax Information
The Fund intends to distribute tax-exempt income. However, a portion of the Fund’s distributions may be subject to Federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please turn to “Other Information” on page 19 of the prospectus.

9

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. As a shareholder in the State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.
Annual Fund Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fee	0.05%
Other Expenses	0.08%
-Service Fee	0.05%
Total Annual Fund Operating Expenses	0.18%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$102	$230
Principal Investment Strategies
The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.
The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.
The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.
The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements
Principal Investment Risks
An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
In addition, the Fund is subject to the following risks:

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•	Risks of Investing Principally in Money Market Instruments:
•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government,, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•	Significant Exposure to U.S. Government Agencies: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies , any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in

11

the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.
State Street Institutional
U.S. Government Money Market Fund
Total Return for the Calendar Years Ended December 31
Bar Chart:
Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.01% (quarter ended 3/31/10).
Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)
State Street Institutional U.S. Government Money Market Fund- Institutional Class	0.07%	1.04%
To obtain the Fund’s current yield, please call (877) 521-4083.
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 19 of the prospectus.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please turn to “Other Information” on page 19 of the prospectus.

12

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. As a shareholder in the State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.
Annual Fund Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.08%

-Service Fee	0.05%
Total Annual Fund Operating Expenses	0.18%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$102	$230
Principal Investment Strategies
The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.
The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.
The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.
Principal Investment Risks
An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	Risks of Investing Principally in Money Market Instruments:
•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

13

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.
State Street Institutional Treasury Money Market Fund
Total Return for the Calendar Years Ended December 31
Bar Chart:
During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/10).
Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)
State Street Institutional Treasury Money Market Fund- Institutional Class	0.01%	0.59%
To obtain the Fund’s current yield, please call (877) 521-4083.
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 19 of the prospectus.

14

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please turn to “Other Information” on page 19 of the prospectus.

15

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. As a shareholder in the State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.
Annual Fund Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.10%
-Service Fee	0.05%
Total Annual Fund Operating Expenses	0.20%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$17	$61	$110	$252
Principal Investment Strategies
The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.
The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.
The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.
Principal Investment Risks
An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	Risks of Investing Principally in Money Market Instruments:
•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

16

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.sttfunds.com.
State Street Institutional
Treasury Plus Money Market Fund
Total Return for the Calendar Years Ended December 31
Bar Chart:
Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/08) and the lowest return for a quarter was .00% (quarter ended 12/31/10).
Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)
State Street Institutional Treasury Plus Money Market Fund— Institutional Class	0.04%	0.75%

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To obtain the Fund’s current yield, please call (877) 521-4083.
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 19 of the prospectus.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please turn to “Other Information” on page 19 of the prospectus.

18

Other Information
Purchase and Sale of Fund Shares
Purchase Minimums

To establish an account	$10,000,000
To add to an existing account	No minimum
You may redeem Fund shares on any day the Fund is open for business.
You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:
By Mail:
State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048
By Overnight:
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809
By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Payments to Brokers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

19

Additional Information About Principal Strategies and Risks of Investing in the Funds and Portfolios
ILR FUND
Investment Objective
The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Principal Investment Strategies
The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.
The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.
The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.
TAX FREE FUND
Investment Objective
The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
Principal Investment Strategies
The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.
The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax—exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.
The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.
The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

20

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.
U.S. GOVERNMENT FUND
Investment Objective
The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
Principal Investment Strategies
The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.
The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.
The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.
The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements
TREASURY FUND
Investment Objective
The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.
Principal Investment Strategies
The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.
The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.
The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.
TREASURY PLUS FUND
Investment Objective
The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

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Principal Investment Strategies
The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.
The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.
The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.
The investment objective of each of the ILR Fund, the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval. The Investment objective of the Tax Free Fund, as stated in the Fund’s Fund Summary, is fundamental and may not be changed without shareholder approval.
Additional Information About Risks

•	Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity. [ILR Fund]

•	Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. [ILR Fund]

•	Interest Rate Risk. During periods of rising interest rates, a Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, a Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall. [All Funds]

•	Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be. [All Funds except the Treasury Fund]

•	Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid. [ILR Fund]

•	Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price. [All Funds]

•	Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and

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segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

•	U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

•	Variable and Floating Rate Securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates and a floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, that may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. [ILR Fund, Tax Free Fund and U.S. Government Fund]

•	Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the Portfolio at a time when it might otherwise not choose to do so. [All Funds]

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. [All Funds]

•	ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

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•	Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related or other asset-backed security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar

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security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility risk that the Portfolio may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.[ILR Fund and U.S. Government Fund]

•	Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental user. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges. [Tax Free Fund]

•	Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax exempt commercial paper may be a general obligation that is backed by the full faith and credit of the issuer or it may be a revenue obligation that is backed by the revenues generated from a specific project or facility. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. [Tax Free Fund]

•	Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, Tax Free Fund, U.S. Government Fund and Treasury Plus Fund]

•	Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” A Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk

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that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.
Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Funds’ and Portfolios’ limitation on illiquid securities. [ILR Fund]
Additional Information about the Funds’ and Portfolios’ Non-Principal Investment Strategies and Risks
The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:
Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]
Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]
Portfolio Holdings Disclosure
The Funds’ portfolio holdings disclosure policy is described in the SAI.
Management and Organization
The Funds and the Portfolios. Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.
Each Fund invests as part of a “master-feeder” structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.
A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.
The Adviser. State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly in the event that the Fund were to cease investing substantially

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all of its assets in its corresponding Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. Effective February 18, 2011, the contractual management fee rate in each Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date. For the year ended December 31, 2010, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.094% for Money Market Portfolio, 0.054% for Tax Free Money Market Portfolio, 0.086% for U.S. Government Portfolio, 0.068% for Treasury Portfolio and 0.062% for Treasury Plus Portfolio. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.
A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2010. A summary of the factors considered by the Board of Trustees in connection with the approval of the change described above regarding each Fund’s contractual management fee rate will be included in the Funds’ semi-annual report to shareholders dated June 30, 2011.
The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
The Administrator, Sub-Administrator and Custodian.
Effective February 1, 2011, each Fund has retained the Adviser to serve as administrator for a fee at the annual rate of 0.05% of the Fund’s average daily net assets. (Prior to that time, State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, served as administrator of each Fund for an annual fee of $25,000.) Effective February 1, 2011, State Street serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.
The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.
The Distributor. State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.
Shareholder Information
Determination of Net Asset Value. The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:30 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.
All investments will qualify at the time of acquisition as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act. Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.
Purchasing Shares. Investors pay no sales load to invest in the Service Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.
Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will

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receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds.
The minimum initial investment in Service Class shares of the Funds is $10 million, although the Adviser may waive the minimum in its discretion. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” may include, but are not limited to, accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.
The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund may limit the amount of a purchase order received after 12:00 p.m. (noon) ET.
How to Purchase Shares
By Mail:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048
By Overnight:
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809
By Telephone/Fax:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:
•	confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

•	request your new account number (initial purchases only),

•	confirm the amount being wired and wiring bank, and

•	receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).
For your initial investment, send the original, signed Institutional Account Application Form to the address above.
Wire Instructions:
Instruct your bank to transfer money by Federal Funds wire to:
State Street Bank and
Trust Company
2 Avenue de Lafayette
Boston, MA 02111
ABA# 011000028
DDA# 9905-801-8
State Street Institutional Investment Trust ________ Fund _______ Class
Account Number
Account Registration
On Columbus Day and Veteran’s Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.
You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.
In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.
Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined

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after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.
The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.
A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.
How to Redeem Shares
By Mail
Send a signed letter to:
State Street Institutional Investment Trust Funds
P.O. Box 8048
Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.
By Overnight
State Street Institutional Investment Trust Funds
30 Dan Road
Canton, MA 02021-2809
By Telephone
Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.
The Funds will need the following information to process your redemption request:
•	name(s) of account owners;

•	account number(s);

•	the name of the Fund;

•	your daytime telephone number; and

•	the dollar amount or number of shares being redeemed.
On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.
Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:
•	Your account address has changed within the last 10 business days.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

•	Other unusual situations as determined by the Funds’ transfer agent.
All redemption requests regarding shares of the Funds placed after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. ET (2:30 p.m. ET for the Treasury Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

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About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.
The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.
If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.
Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.
The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds’ shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds’ shareholders.
The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.
Shareholder Servicing Payments
The Funds’ Service Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service provided at an annual rate of up to 0.05% of a Fund’s average daily net assets attributable to the Service Organization.
Payments to Financial Intermediaries
The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

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Dividends, Distributions and Tax Considerations
The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.
The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.
Each Fund has elected to be treated as a regulated investment company and intends each year to be qualified to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.
For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends” described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.
Distributions from the Tax Free Fund properly reported as “exempt-interest dividends” are not generally subject to federal income tax, including the federal alternative minimum tax for individuals, but may be included in “adjusted current earnings” for purposes of the federal alternative minimum tax for corporate shareholders and may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund’s net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.
Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.
If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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Financial Highlights
The Financial Highlights table is not presented because Service Class shares of the Funds had not commenced operations as of the date of this Prospectus.

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For more information about the Funds:
The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.
The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.sttfunds.com.
Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
SSgA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND (STFLX)

Prospectus Dated April 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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Fund Summary

Investment Objective

The investment objective of the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”) is to seek to provide federally tax-exempt current income and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the State Street Short-Term Tax Exempt Bond Portfolio (the “Short-Term Tax Exempt Bond Portfolio” or sometimes referred to in context as the “Portfolio”; the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the estimated expenses of both the Fund and the Portfolio.

Shareholder Fees (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.10%
Distribution (12b-1) Fees	0.05%
Other Expenses(2)	0.13%

Total Annual Fund Operating Expenses	0.28%

Fee Waiver and/or Expense Reimbursement(3)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.25%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.

(2)	These expenses have been adjusted to reflect current fees and expenses.

(3)	The Adviser has contractually agreed to limit the Fund’s total annual operating expenses (including the pass-through expenses of the Portfolio) to 0.25% (on an annualized basis) of the Fund’s average daily net assets until April 30, 2012; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$87	$155	$353

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio.

The Portfolio has a fundamental policy of investing at least 80% of its net assets under normal market conditions in investment grade municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased

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may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio may buy or sell securities on a when-issued or forward commitment basis. The Portfolio may invest in municipal securities by investing in other mutual funds. The Fund will maintain a dollar-weighted average portfolio duration of two years or less.

The Portfolio may invest up to 20% of its assets in federally taxable securities including obligations issued by or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

The municipal debt obligations in which the Portfolio may invest include investments in certain revenue sectors that may be more volatile than others due to changing economic and regulatory issues. These may include industrial development, pollution control, resource recovery, housing, and hospital revenue bond issues. The Portfolio will invest in debt obligations rated, at the time of investment, investment grade by Moody’s, S&P, and unrated debt obligations of comparable quality as determined, at the time of investment, by the Sub-Adviser. The Portfolio does not currently intend to invest in securities subject to the alternative minimum tax.

Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization (“NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Sub-Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Sub-Adviser determines that to be in the best interest of the Portfolio.

Principal Risks

•	Risks of Investing Principally in Fixed Income Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s investments to fall.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

•	Municipal Obligations Risk. Municipal obligations are affected by economic, business and political developments. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Changes in applicable tax laws or tax treatments could reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other debt securities markets.

•	Master/Feeder Structure Risk. The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Prepayment/Call Risk. Prepayment/call risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio earlier than expected. This may happen, for example, when there is a decline in interest rates and the obligors on debt obligations increase the rates at which they prepay their obligations. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and may have to reinvest any amounts it receives in lower yielding securities.

•	Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which

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is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Variable and Floating Rate Securities Risk. The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Short-Term Tax Exempt Bond Fund by illustrating the variability of the Fund’s returns during the year since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Short-Term
Tax Exempt Bond Fund
Total Return for the Calendar Years
Ended December 31

2008	2.93
2009	3.32
2010	1.36

During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended 12/31/08) and the lowest return for a quarter was 0.01% (quarter ended 6/30/08).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional Short-Term Tax Exempt Bond Fund	1.36%	2.80%

Investment Adviser

SSgA Funds Management, Inc. (the “Adviser”) serves as the investment adviser to the Fund and the Portfolio.

Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”) serves as the investment sub-adviser to the Portfolio and, in that capacity, manages the investment operations of the Portfolio as assigned by the Adviser.

Timothy T. Ryan, CFA, is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined an affiliate of Nuveen Asset Management in 2010. Mr. Ryan is the leader of a team at the Sub-Adviser that is responsible for the day-to-day management of the Portfolio. Mr. Ryan served as portfolio manager of the Portfolio and Fund from 2007 until 2010 and continues to serve as portfolio manager to the Portfolio.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$5,000,000

To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

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You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Institutional Short-Term Tax Exempt Bond Fund P.O. Box 8048 Boston, MA 02266-8048

By Overnight:
State Street Institutional Short-Term Tax Exempt Bond Fund 30 Dan Road Canton, MA 02021-2809

By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Tax Information

The Fund intends to distribute tax-exempt income. However, a portion of the Fund’s distributions may be subject to Federal income tax.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S AND PORTFOLIO’S NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Short-Term Tax Exempt Bond Fund

Investment Objective

The investment objective of the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”) is to seek to provide federally tax-exempt current income and liquidity.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Institutional Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), a registered investment company which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. The Adviser is the investment adviser to the Portfolio and has retained the Sub-Adviser to manage the day-to-day operations of the Portfolio. In reviewing the investment objective and strategies of the Fund below, you should assume that the investment objective and strategies of the Portfolio are the same in all material respects as those of the Fund and that, so long as the Fund has invested its assets in the Portfolio, the descriptions below of the Fund’s investment strategies and risks should be read as also applicable to the Portfolio.

The Portfolio has a fundamental policy of investing at least 80% of its net assets under normal market conditions in investment grade municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio may buy or sell securities on a when-issued or forward commitment basis. The Portfolio may invest in municipal securities by investing in other mutual funds. The Fund will maintain a dollar-weighted average portfolio duration of two years or less.

The Portfolio may invest up to 20% of its assets in federally taxable securities including obligations issued by or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

The municipal debt obligations in which the Portfolio may invest include investments in certain revenue sectors that may be more volatile than others due to changing economic and regulatory issues. These may include industrial development, pollution control, resource recovery, housing, and hospital revenue bond issues. The Portfolio will invest in debt obligations

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rated, at the time of investment, investment grade by Moody’s, S&P, and unrated debt obligations of comparable quality as determined by the Sub-Adviser. The Portfolio does not currently intend to invest in securities subject to the alternative minimum tax.

Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization (“NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Sub-Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Sub-Adviser determines that to be in the best interest of the Portfolio.

The investment objective of the Fund, as stated in the Fund’s Summary, is fundamental, which means that it may not be changed without shareholder approval.

Additional Information About Risks

The investment strategies and risks below reflect the Fund’s and Portfolio’s current practices. This information supplements the principal investment strategies and risks explained above.

Credit Risk.  Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by the Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be.

Interest Rate Risk.  During periods of rising interest rates, a Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, a Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall.

Liquidity Risk.  Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price.

Master/Feeder Structure Risk.  Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio, which has substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

Municipal Obligations Risk.  Municipal obligations are affected by economic, business and political developments. The Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation or utilities), industrial development bonds or in bonds from issuers in a single state. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Changes in applicable tax laws or tax treatments could reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and

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remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other debt securities markets. Less liquid obligations can become more difficult to value, may be subject to erratic price movements, and may limit the Portfolio’s ability to acquire and dispose of municipal securities at desirable yield and price levels.

Prepayment/Call Risk and Extension Risk.  Prepayment/call risk and extension risk apply primarily to mortgage-related and other asset-backed securities and certain municipal securities.

Prepayment/call risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Commercial Paper, Rule 144A and Other Short-Term Obligations.  Commercial paper (including variable amount master notes and funding agreements) are short-term promissory notes issued by corporations, partnerships, trusts or other entities, to finance short-term credit needs. Short-term obligations held by the Portfolio include non-convertible debt securities (e.g., bonds and debentures) with not more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or other asset-backed securities, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables.

Municipal Securities.  Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

Portfolio Duration.  The Portfolio will maintain a dollar-weighted average portfolio duration of two years or less. Duration is a measure of the price sensitivity of a security to changes in interest rates. Unlike maturity, which measures the period of time until final payment is to be made on a security, duration measures the dollar-weighted average maturity of a security’s expected cash flows (i.e., interest and principal payments), discounted to their present values, after giving effect to all maturity shortening features, such as call or redemption rights. With respect to a variable or floating-rate instrument, duration is adjusted to indicate the price sensitivity of the instrument to changes in the interest rate in effect until the next reset date. For substantially all securities, the duration of a security is equal to or less than its stated maturity.

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Repurchase Agreements.  The Portfolio enters into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time. Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. If the other party or “seller” defaults, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, the Portfolio may be delayed or prevented from recovering the collateral.

Variable and Floating Rate Securities.  A variable rate security provides for the automatic establishment of a new interest rate on set dates and a floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments that may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice.

Temporary Defensive Strategy.  From time to time, for temporary defensive purposes, the Portfolio may invest without limit in taxable short-term investments. Dividends paid by the Portfolio that are attributable to income earned by the Portfolio from these instruments will be taxable to investors. This temporary defensive strategy may be inconsistent with the Portfolio’s principal investment strategy, and the Portfolio may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.  The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (the “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion in assets as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. The Adviser’s principal

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address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. For the year ended December 31, 2010, Short-Term Tax Exempt Bond Portfolio’s effective management fee paid was 0.048%, reflecting certain fees waivers and expense reimbursements of the Adviser.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the annual report to shareholders for the Fund, dated December 31, 2010.

The Adviser also serves as investment adviser to the Portfolio.

Investment Sub-Adviser to the Portfolio.  Nuveen Asset Management is the investment sub-adviser with respect to the Short-Term Tax Exempt Bond Portfolio. The Sub-Adviser manages the investment operations of, and determines the composition of the assets of, the Portfolio as assigned by the Adviser.

Nuveen Asset Management is organized under the laws of the State of Delaware and is an investment adviser registered with the SEC. Nuveen Asset Management is a wholly-owned subsidiary of Nuveen Fund Advisors, Inc., which is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. As of January 1, 2011, Nuveen Asset Management managed more than $101.4 billion in assets. The Sub-Adviser’s principal address is 333 West Wacker Drive, Chicago, IL 60606.

In accordance with the Sub-Advisory Agreement between the Adviser and Nuveen Asset Management, the Adviser pays Nuveen Asset Management 50% of the advisory fee paid by the Portfolio to the Adviser. Neither the Portfolio nor the Fund is responsible for the fees paid to Nuveen Asset Management for managing the Portfolio.

A summary of the factors considered by the Board of Trustees in connection with the approval of the investment sub-advisory agreement for the Fund will be available in the Fund’s semi-annual report dated June 30, 2011.

Portfolio Management.  Timothy T. Ryan, CFA, is the Portfolio Manager for the Portfolio.

Timothy T. Ryan, CFA, is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined an affiliate of Nuveen Asset Management in 2010. Before that time, Mr. Ryan was a principal of SSgA FM and a Vice President of SSgA and responsible for managing the series of the Trust that invest primarily in municipal securities. Prior to joining SSgA, Mr. Ryan was a lead portfolio manager in the municipal bond group at Deutsche Bank Asset Management, formerly Scudder Insurance Asset Management. His clients included nuclear decommissioning trusts, insurance portfolios and corporate cash. Mr. Ryan began working at Deutsche Bank in 1991 as a municipal bond analyst covering high yield, transportation, higher education, general obligation, and money market sectors. He joined Deutsche Bank with 8 years of experience as vice president and investment banker at Mesirow Financial and vice president and financial consultant at Speer Financial. Mr. Ryan has a BS from the University of Wisconsin and a Master of Management from the J.L. Kellogg Graduate School of Management of Northwestern University. Mr. Ryan has earned the Chartered Financial Analyst designation.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information (“SAI”).

The Administrator and Custodian.  State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator and custodian.

The Transfer Agent and Dividend Disbursing Agent.  Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.  State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

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SHAREHOLDER INFORMATION

Determination of Net Asset Value.  The Fund determines the net asset value (“NAV”) per share each business day as of the close of the regular trading session of the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on days that the Federal Reserve is closed. The NAV per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost.

If you hold shares of the Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.  Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted. Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will receive that day’s NAV and will begin earning dividends declared on the following business day. All purchases that are made by check will begin earning dividends the following business day after the purchase date. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Fund.

The minimum initial investment in the Fund is $5 million, although the Adviser may waive the minimum in its discretion. Holdings of all customer accounts of each financial intermediary shall be aggregated for the purpose of determining these account balances. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) received by the Fund before the order will be accepted. The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

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By Mail:
An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Short-Term Tax Exempt Bond Fund
P.O. Box 8048
Boston, MA 02266-8048

By Overnight:
State Street Institutional Short-Term Tax Exempt Bond Fund 30 Dan Road Canton, MA 02021-2809

By Telephone/fax:
An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢• confirm receipt of the faxed Institutional Account Application Form (initial purchases only),
➢• request your new account number (initial purchases only),
➢• confirm the amount being wired and wiring bank,
➢• receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund),
For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:
Instruct your bank to transfer money by Federal Funds wire to:
State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111

ABA# 011000028 DDA# 9905-801-8 State Street Institutional Short-Term Tax Exempt Bond Fund Account Number Account Registration

You will not be able to redeem shares from the account until the original Application has been received. The Fund and its agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. Redemption requests must be received prior to 4:00 p.m. ET on a business day to be effective on the date received. Payments of redemption proceeds ordinarily will be sent the next business day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

If you are redeeming some, but not all, of your shares, your remaining account balance should be above $1,000,000 and subsequent purchases of shares of the Fund may be rejected unless, after such purchase, your account balance will be at or greater than $1,000,000. A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Fund reserves the right to modify or waive minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity. Notification will be sent to the shareholder and the shareholder will be given 60 days to increase the balance to the required minimum or the account may be closed.

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By Mail:	Send a signed letter to: State Street Institutional Short-Term Tax Exempt Bond Fund P.O. Box 8048 Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight:	State Street Institutional Short-Term Tax Exempt Bond Fund 30 Dan Road Canton, MA 02021-2809

By Telephone Between the hours of 8:00 a.m. and 5:00 p.m. ET.	(866) 392-0869

The Fund will need the following information to process your redemption request:
➢• name(s) of account owners;
➢• your Tax ID or Social Security number;
➢• account number(s);
➢• the name of the Fund;
➢• your daytime telephone number; and
➢• the dollar amount or number of shares being redeemed.

On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares, except the 9:00 a.m. ET beginning time.

Medallion Guarantees.  Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢•	Your account address has changed within the last 10 business days.

➢•	A wire is being made payable to someone other than the account owner.

➢•	Redemption proceeds are being transferred to an account with a different registration.

➢•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

➢•	Other unusual situations as determined by the Fund’s transfer agent.

The Fund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay a redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions.  Telephone transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund’s agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Fund may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem or exchange shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the

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Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading in the Fund’s shares by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

The Fund has adopted a distribution plan under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.05%. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund intends to declare dividends on shares from net investment income daily and have them payable as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors should consult the SAI for more information.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions from the Fund properly reported as “exempt-interest dividends” are not generally subject to federal income tax, including the federal alternative minimum tax for individuals, but may be included in “adjusted current earnings” for purposes of the federal alternative minimum tax for corporate shareholders and may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits.

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The Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

For federal income tax purposes, distributions of investment income (other than “exempt interest dividends” described above) are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from investments that the Portfolio owned for more than one year and that are properly reported by the Fund as capital gain dividends generally will be taxable as long-term capital gains. Generally, the Fund does not expect a significant portion of its distributions to be capital gain dividends. For individual taxpayers, long-term capital gain rates have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. Distributions of gains from the sale of investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Fund. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares.

Any gains resulting from the redemption or exchange of your Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s shares. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Short-Term Tax Exempt Bond Fund

Financial Highlights — Selected Data for a Share of Beneficial Interest Outstanding throughout each Period is Presented Below:

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	12/31/10	12/31/09	12/31/08	12/31/07(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.12	$10.06	$10.01	$10.00

Investment Operations:
Net investment income*	0.17	0.22	0.23	0.31
Net realized and unrealized gain (loss) on investments	(0.03)	0.11	0.06	0.01

Total from investment operations	0.14	0.33	0.29	0.32

Less Distributions From:
Net investment income	(0.18)	(0.22)	(0.24)	(0.31)
Capital gains	(0.03)	(0.05)	—	—

Total distributions	(0.21)	(0.27)	(0.24)	(0.31)

Net Asset Value, End of Period	$10.05	$10.12	$10.06	$10.01

Total Return(c)	1.36%	3.32%	2.93%	3.29	%***
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$89,027	$80,371	$101,307	$40,438
Ratios to average net assets(b):
Gross operating expenses	0.28%	0.21%	0.33%	0.46	%**
Net operating expenses	0.25%	0.20%	0.20%	0.18	%**
Net investment income	1.71%	2.14%	2.34%	3.51	%**
Expense waiver(d)	0.03%	0.01%	0.13%	0.02	%**
Portfolio turnover rate(e)	17%	50%	89%	31	%***

(a)	The Fund commenced operations on February 7, 2007.

(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Short-Term Tax Exempt Bond Portfolio.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(e)	Portfolio turnover rate is from the State Street Short-Term Tax Exempt Bond Portfolio.

*	Net investment income per share is calculated using the average shares method.

**	Annualized.

***	Not annualized.

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For more information about STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Fund, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Fund’s website address is http://www.sttfunds.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND (STFAX)
ADMINISTRATIVE SHARES

Prospectus Dated April 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS FUND OFFERS THREE CLASSES OF SHARES: ADMINISTRATIVE CLASS, SERVICE CLASS AND R CLASS. THIS PROSPECTUS COVERS ONLY THE ADMINISTRATIVE CLASS.

AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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FUND SUMMARY

Investment Objective

The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.045%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.245%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$25	$79	$138	$312

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

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In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock values could decline generally or could under-perform other investments.

•	Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•	The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•	Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the S&P 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The bar chart below shows the performance of the Fund’s Administrative Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Administrative Shares by showing changes in the Administrative Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Administrative Shares will perform in the future.

State Street Equity 500 Index Fund
Administrative Shares
Total Return for the Calendar Years
Ended December 31

2002	-22.31
2003	28.37
2004	10.63
2005	4.66
2006	15.52
2007	5.35
2008	-36.89
2009	26.25
2010	14.81

During the period shown in the bar chart, the highest return for a quarter was 15.89% (quarter ended 6/30/09) and the lowest return for a quarter was −21.58% (quarter ended 12/31/08).

Average Annual Total Returns
For the Periods Ended December 31, 2010
Administrative Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Administrative Shares by comparing the Administrative Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Administrative Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			Since the Inception
			Date of the Fund
	1-Year	5-Year	(Annualized)

State Street Equity 500 Index Fund Return Before Taxes	14.81%	2.16%	2.30%
Return After Taxes on Distributions	14.17%	1.73%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares	9.63%	1.69%	1.82%
S&P 500 (reflects no deduction for expenses of taxes)	15.06%	2.29%	2.50%

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

John A. Tucker has been a Portfolio Manager for the Portfolio since 2007. Karl Schneider has been a Portfolio Manager for the Portfolio since 2002.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000

To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Equity 500 Index Fund P.O. Box 5493 Boston, MA 02206

By Overnight:
State Street Equity 500 Index Fund 200 Clarendon Street Boston, MA 02116

By Telephone:
For wire transfer instructions, please call 877-517-9758 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

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Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

OTHER INVESTMENT CONSIDERATIONS AND RISKS

Equity 500 Index Fund Administrative Shares

Investment Objective

The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the S&P 500.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies.  The Trust’s Board of Trustees may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund’s investment objective without shareholder approval.

The S&P 500.  The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held

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companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s®,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options.  The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.  The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

Securities Lending.  The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Comparison Index.  The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.  The State Street Equity 500 Index Fund (the “Fund”) is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment

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objective by investing substantially all of its investable assets in a separate mutual fund (the “Equity 500 Index Portfolio” or the “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Equity 500 Index Fund offers three classes of shares: Administrative Shares, Service Shares and Class R Shares. Only the Administrative Shares of the Fund are discussed in this prospectus.

The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation , a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.045% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. For the year ended December 31, 2010, Equity 500 Index Portfolio’s effective management fee paid was 0.045%, reflecting certain fee waivers and expense reimbursements of the Adviser. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2010.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Managing Director of State Street Global Advisors and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in Boston and Montreal. He is a member of the Senior Management Group.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since 2007.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

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Karl Schneider

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (GEBS) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSgA Derivatives Committee.

Prior to joining the Global Equity Beta Solutions, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information (“SAI”).

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, and Transfer Agent and Dividend Disbursing Agent.  State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

The Distributor.  State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.  The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund’s Administrative Shares is calculated by dividing the value of the assets of the Fund attributable to its Administrative Shares less the liabilities of the Fund attributable to its Administrative Shares by the number of Administrative Shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares.  Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund. The minimum initial investment in the Class is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds

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for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

About Mail Transactions.  If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 200 Clarendon Street, Boston, MA 02116. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.15% of the Fund’s net assets attributable to its Administrative Shares. Because these fees are paid out of the assets of the Fund attributable to its Administrative Shares on an ongoing basis, they will increase

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the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers long-term capital gain rates have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. For the taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s Administrative Shares financial performance for the past 5 years. Certain information reflects financial results for a single share of the Administrative Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s Administrative Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

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State Street Equity 500 Index Fund

Financial Highlights — Selected Data for an Administrative Share of Beneficial Interest Outstanding throughout each Year is Presented Below:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per Share Operating Performance(A):
Net Asset Value, Beginning of Year	$9.31	$7.50	$12.24	$11.83	$10.41

Investment Operations:
Net investment income*	0.17	0.17	0.21	0.22	0.19
Net realized and unrealized gain (loss) on investments and futures	1.21	1.80	(4.73)	0.41	1.42

Total from investment operations	1.38	1.97	(4.52)	0.63	1.61

Less Distributions From:
Net investment income	(0.17)	(0.16)	(0.22)	(0.22)	(0.19)

Net increase (decrease) in net assets	1.21	1.81	(4.74)	0.41	1.42

Net Asset Value, End of Year	$10.52	$9.31	$7.50	$12.24	$11.83

Total Return(B)	14.81%	26.25%	(36.89)%	5.35%	15.52%

Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$165,883	$142,739	$111,075	$192,718	$206,607

Ratios to average net assets(A):
Operating expenses	0.245%	0.245%	0.245%	0.245%	0.245%
Net investment income	1.79%	2.08%	2.09%	1.76%	1.75%
Portfolio turnover rate(C)	12%	19%	14%	12%	10%

*	Net investment income per share is calculated using the average shares method.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(B)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(C)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

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For more information about STATE STREET EQUITY 500 INDEX FUND:

The Fund’s statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND (STBIX)
SERVICE SHARES

Prospectus Dated April 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS FUND OFFERS THREE CLASSES OF SHARES: SERVICE CLASS, R CLASS AND ADMINISTRATIVE CLASS. THIS PROSPECTUS COVERS ONLY THE SERVICE CLASS.

AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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FUND SUMMARY

Investment Objective

The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.045%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.345%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$35	$111	$194	$438

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

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In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock values could decline generally or could under-perform other investments.

•	Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•	The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•	Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the S&P 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The bar chart below shows the performance of the Fund’s Service Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Service Shares by showing changes in the Service Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Service Shares will perform in the future. Additionally, the performance information prior to March 10, 2003, the inception date for Service Shares, is that of Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Service Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.25% for Service Shares on an annual basis. The Administrative Shares’ inception date was April 18, 2001.

State Street Equity 500 Index Fund
Service Shares
Total Return For The Calendar Years
Ended December 31

2002	-22.31
2003	28.33
2004	10.51
2005	4.56
2006	15.41
2007	5.16
2008	-36.93
2009	26.16
2010	14.17

During the period shown in the bar chart, the highest return for a quarter was 15.92% (quarter ended 6/30/09) and the lowest return for a quarter was -21.68% (quarter ended 12/31/08).

Average Annual Total Returns
For the Periods Ended December 31, 2010
Service Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Service Shares by comparing the Fund’s Service Shares performance to the performance of the S&P 500 over various periods of time.

The Fund’s Service Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the following performance information prior to March 10, 2003, the inception date for Service Shares, is that of Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Service Shares.

			Since the Inception
			Date of the Fund
	1-Year	5-Year	(Annualized)

State Street Equity 500 Index Fund Return Before Taxes	14.71%	2.06%	7.32%
Return After Taxes on Distributions	14.11%	1.66%	6.95%
Return After Taxes on Distributions and Sale of Fund Shares	9.56%	1.61%	6.30%
S&P 500 (reflects no deduction for expenses of taxes)	15.06%	2.29%	7.60%

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

John A. Tucker has been a Portfolio Manager for the Portfolio since 2007. Karl Schneider has been a Portfolio Manager for the Portfolio since 2002.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000

To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

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You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Equity 500 Index Fund P.O. Box 5493 Boston, MA 02206

By Overnight:
State Street Equity 500 Index Fund 200 Clarendon Street Boston, MA 02116

By Telephone:
For wire transfer instructions, please call 877-517-9758 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

OTHER INVESTMENT CONSIDERATIONS AND RISKS

Equity 500 Index Fund Service Shares

Investment Objective

The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the S&P 500.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual

6

funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies.  The Trust’s Board of Trustees may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund’s investment objective without shareholder approval.

The S&P 500.  The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s®,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options.  The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.  The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

Securities Lending.  The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Comparison Index.  The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the

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instruments that comprise the index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.  The State Street Equity 500 Index Fund (the “Fund”) is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (the “Equity 500 Index Portfolio” or the “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Equity 500 Index Fund offers three classes of shares: Administrative Shares, Service Shares and Class R Shares. Only the Service Shares of the Fund are discussed in this prospectus.

The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.045% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. For the year ended December 31, 2010, Equity 500 Index Portfolio’s effective management fee paid was 0.045%, reflecting certain fee waivers and expense reimbursements of the Adviser. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2010.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Managing Director of State Street Global Advisors and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index

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strategies and Exchange Traded Funds managed in Boston and Montreal. He is a member of the Senior Management Group.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since 2007.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Karl Schneider

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (GEBS) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSgA Derivatives Committee.

Prior to joining the Global Equity Beta Solutions, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information (“SAI”).

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, and Transfer Agent and Dividend Disbursing Agent.  State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

The Distributor.  State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.  The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund’s Service shares is calculated by dividing the value of the assets of the Fund attributable to its Service Shares less the liabilities of the Fund attributable to its Service Shares by the number of Service Shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

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Purchasing Shares.  Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Class is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

About Mail Transactions.  If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 200 Clarendon Street, Boston, MA 02116. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

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The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Service Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Service Shares. Because these fees are paid out of the assets of the Fund attributable to its Service Shares, on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers, long-term capital gain rates have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable

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to you as ordinary income. For the taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s Service Shares financial performance for the past 5 years. Certain information reflects financial results for a single share of the Service Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s Service Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

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State Street Equity 500 Index Fund

Financial Highlights — Selected data for a Service share of beneficial interest outstanding throughout each year is presented below:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per Share Operating Performance(A):
Net Asset Value, Beginning of Year	$9.30	$7.49	$12.22	$11.82	$10.40

Investment Operations:
Net investment income*	0.16	0.16	0.20	0.21	0.18
Net realized and unrealized gain (loss) on investments and futures	1.21	1.80	(4.72)	0.40	1.42

Total from investment operations	1.37	1.96	(4.52)	0.61	1.60

Less Distributions From:
Net investment income	(0.16)	(0.15)	(0.21)	(0.21)	(0.18)

Net increase (decrease) in net assets	1.21	1.81	(4.73)	0.40	1.42

Net Asset Value, End of Year	$10.51	$9.30	$7.49	$12.22	$11.82

Total Return(B)	14.71%	26.16%	(36.93)%	5.16%	15.41%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$78,203	$66,171	$41,232	$70,965	$59,792
Ratios to average net assets(A):
Operating expenses	0.345%	0.345%	0.345%	0.345%	0.345%
Net investment income	1.69%	1.96%	1.98%	1.67%	1.65%
Portfolio turnover rate(C)	12%	19%	14%	12%	10%

*	Net investment income per share is calculated using the average shares method.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(B)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(C)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

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For more information about STATE STREET EQUITY 500 INDEX FUND:

The Fund’s statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND
CLASS R SHARES

Prospectus Dated April 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS FUND OFFERS THREE CLASSES OF SHARES: R CLASS, ADMINISTRATIVE CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE R CLASS.

AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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FUND SUMMARY

Investment Objective

The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.045%
Distribution (12b-1) Fees	0.60%
Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.695%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$71	$223	$388	$867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

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In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock values could decline generally or could under-perform other investments.

•	Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•	The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•	Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the S&P 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The bar chart below shows the performance of the Fund’s Class R Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Class R Shares by showing changes in the Class R Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Class R Shares will perform in the future. Additionally, the performance information prior to June 7, 2005, the inception date for Class R shares, is that of the Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis. The Administrative Shares’ inception date was April 18, 2001.

State Street Equity 500 Index Fund Class R Shares
Total Return For The Calendar Years
Ended December 31

2002	-22.31
2003	28.37
2004	10.63
2005	4.92
2006	15.02
2007	4.88
2008	-37.20
2009	25.72
2010	14.31

During the period shown in the bar chart, the highest return for a quarter was 15.77% (quarter ended 6/30/09) and the lowest return for a quarter was -21.71% (quarter ended 12/31/08).

Average Annual Total Returns
For the Periods Ended December 31, 2010
Class R Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Class R Shares by comparing the Class R Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Class R Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the performance information prior to June 7, 2005, the inception date for Class R Shares, is that of the Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis.

			Since the Inception
			Date of the Fund
	1-Year	5-Year	(Annualized)

State Street Equity 500 Index Fund
Return Before Taxes	14.31%	1.70%	2.41%
Return After Taxes on Distributions	13.86%	1.38%	2.10%
Return After Taxes on Distributions and Sale of Fund Shares	9.30%	1.34%	1.96%
S&P 500 (reflects no deduction for expenses of taxes)	15.06%	2.29%	3.04%

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

John A. Tucker has been a Portfolio Manager for the Portfolio since 2007. Karl Schneider has been a Portfolio Manager for the Portfolio since 2002.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000

To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

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You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Equity 500 Index Fund P.O. Box 5493 Boston, MA 02206

By Overnight:
State Street Equity 500 Index Fund 200 Clarendon Street Boston, MA 02116

By Telephone:
For wire transfer instructions, please call 877-517-9758 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

OTHER INVESTMENT CONSIDERATIONS AND RISKS

Equity 500 Index Fund R Shares

Investment Objective

The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the S&P 500.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual

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funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies.  The Trust’s Board of Trustees may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund’s investment objective without shareholder approval.

The S&P 500.  The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s®,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options.  The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.  The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

Securities Lending.  The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Comparison Index.  The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the

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instruments that comprise the index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.  The State Street Equity 500 Index Fund (the “Fund”) is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (the “Equity 500 Index Portfolio” or the “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Equity 500 Index Fund offers three classes of shares: Administrative Shares, Service Shares and Class R Shares. Only the Class R Shares of the Fund are discussed in this prospectus.

The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.045% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. For the year ended December 31, 2010, Equity 500 Index Portfolio’s effective management fee paid was 0.045%, reflecting certain fee waivers and expense reimbursements of the Adviser. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2010.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Managing Director of State Street Global Advisors and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in

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Boston and Montreal. He is a member of the Senior Management Group.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since 2007.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Karl Schneider

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (GEBS) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSgA Derivatives Committee.

Prior to joining the Global Equity Beta Solutions, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information (“SAI”).

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, and Transfer Agent and Dividend Disbursing Agent.  State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

The Distributor.  State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.  The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund’s R Shares is calculated by dividing the value of the assets of the Fund attributable to its R shares less the liabilities of the Fund attributable to its R shares by the number of R Shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares.  Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV

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per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund. The minimum initial investment in the Class is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

About Mail Transactions.  If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 200 Clarendon Street, Boston, MA 02116. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to

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the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Class R Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.60% of the Fund’s net assets attributable to its R Shares. Because these fees are paid out of the assets of the Fund attributable to its R Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers, long-term capital gain rates have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. For the taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified

11

dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s Class R Shares financial performance for the past 5 years. Certain information reflects financial results for a single share of the Class R Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s Class R Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

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State Street Equity 500 Index Fund

Financial Highlights — Selected Data for a Class R Share of Beneficial Interest Outstanding throughout each Year is Presented Below:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per Share Operating Performance(A):
Net Asset Value, Beginning of Year	$9.30	$7.49	$12.23	$11.82	$10.40

Investment Operations:
Net investment income*	0.13	0.13	0.17	0.16	0.15
Net realized and unrealized gain (loss) on investments and futures	1.20	1.80	(4.72)	0.42	1.41

Total from investment operations	1.33	1.93	(4.55)	0.58	1.56

Less Distributions From:
Net investment income	(0.12)	(0.12)	(0.19)	(0.17)	(0.14)

Net increase (decrease) in net assets	1.21	1.81	(4.74)	0.41	1.42

Net Asset Value, End of Year	$10.51	$9.30	$7.49	$12.23	$11.82

Total Return(B)	14.31%	25.72%	(37.20)%	4.88%	15.02%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$13,862	$9,740	$4,975	$5,914	$3,104
Ratios to average net assets(A):
Operating expenses	0.695%	0.695%	0.695%	0.695%	0.695%
Net investment income	1.35%	1.60%	1.67%	1.33%	1.33%
Portfolio turnover rate(C)	12%	19%	14%	12%	10%

*	Net investment income per share is calculated using the average shares method.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(B)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(C)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

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For more information about STATE STREET EQUITY 500 INDEX FUND:

The Fund’s statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 400 INDEX FUND

PROSPECTUS DATED APRIL 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
AN INVESTMENT IN THE STATE STREET EQUITY 400 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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Fund Summary
Investment Objective
The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s MidCap 400 Index (the “S&P MidCap 400” or the “Index”).
Fees and Expenses of the Fund
The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the State Street Equity 400 Index Portfolio (the “Equity 400 Index Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.
Annual Fund Operating Expense
          (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.08%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.10%
Total Annual Fund Operating Expenses	0.43%

(1)	Amounts reflect total estimated expenses for the Portfolio and the Fund.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$44	$138
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies
The Portfolio uses a passive management strategy designed to track the S&P MidCap 400. The Index is a well-known stock market index that includes common stocks of 400 mid-sized companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.
The Portfolio is not managed according to traditional methods of “active” management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P MidCap 400.
The Portfolio generally intends to invest in all of the stocks comprising the Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use

3

futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.
Principal Risks
•	Stock values could decline generally or could under-perform other investments.

•	Because the S&P MidCap 400 includes stocks of mainly mid-capitalization (“mid-cap”) companies, the Portfolio’s investments consist mainly of stocks of mid-cap companies. Returns on investments in mid-cap stocks could be more volatile than, or trail the returns on, investments in larger or smaller capitalization (“large-cap” and “small-cap,” respectively) U.S. stocks.

•	Mid-cap companies may be more likely than large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

•	The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index.

•	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P MidCap 400 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•	Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 400 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

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Purchase and Sale of Fund Shares
Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum
You may redeem Fund shares on any day the Fund is open for business.
You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:
BY MAIL:
State Street Equity 400 Index Fund
P.O. Box 5493
Boston, MA 02206
BY OVERNIGHT:
State Street Equity 400 Index Fund
200 Clarendon Street
Boston, MA 02116
BY TELEPHONE:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Brokers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Other Investment Considerations and Risks
EQUITY 400 INDEX FUND
Investment Objective
The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the S&P MidCap 400.
Principal Investment Strategies
The Portfolio uses a passive management strategy designed to track the S&P MidCap 400. The Index is a well-known stock market index that includes common stocks of 400 mid-sized companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.
The Portfolio is not managed according to traditional methods of “active” management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P MidCap 400.
The Portfolio generally intends to invest in all of the stocks comprising the Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.
Changes in Policies. The Trust’s Board of Trustees may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund’s investment objective without shareholder approval.
The S&P MidCap 400. The S&P MidCap 400 is a well-known stock market index that includes common stocks of 400 companies from a number of sectors representing a large cross-section of mid-cap stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Unlike the S&P 500, which is designed to represent the performance of the large-cap sector of the U.S. securities market, the S&P MidCap 400 is designed to represent the performance of the mid-cap sector of the U.S. securities market. Stocks in the S&P MidCap 400 are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies chosen for the S&P MidCap 400 generally have market values between $1 billion and $4 billion, depending upon current equity market valuations. (Stocks in the S&P MidCap 400 will not simultaneously be listed in the S&P 500.) The composition of the S&P MidCap 400 is determined by Standard & Poor’s(R) and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s(R),” “S&P,” “S&P MidCap 400,” “Standard & Poor’s 400” and “400” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund or the Portfolio.
Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the S&P MidCap 400 and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs

6

typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.
Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.
Portfolio Holdings Disclosure
The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information.
Management and Organization
The Fund and the Portfolio. The State Street Equity 400 Index Fund (the “Fund”) is a series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.
The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (the “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.
The Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.
The Adviser. State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.08% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.
A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.
The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.
The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
The Administrator, Custodian, and Transfer Agent and Dividend Disbursing Agent. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

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The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.
Shareholder Information
Determination of Net Asset Value. The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the assets less liabilities of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.
Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.
The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.
In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.
Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.
About Mail Transactions. If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 200 Clarendon Street, Boston, MA 02116. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.
Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.
The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly

8

through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund’s shares that may be harmful to the Fund or its shareholders.
The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.
Distribution/Servicing (Rule 12b-1) Plan
The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.
Additional Payments to Financial Intermediaries
The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.
Dividends, Distributions and Tax Considerations
Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.
The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.
The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.
For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers long-term capital gain rates have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. For the taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

9

Any gain resulting from the sale or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.
If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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Financial Highlights
The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

11

For more information about STATE STREET EQUITY 400 INDEX FUND:
The Fund’s statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
The SAI and the Fund’s annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.
Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
SSgA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 2000 INDEX FUND

PROSPECTUS DATED APRIL 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
AN INVESTMENT IN THE STATE STREET EQUITY 2000 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

2

Fund Summary
Investment Objective
The investment objective of the State Street Equity 2000 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Russell 2000 Index.
Fees and Expenses of the Fund
The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the State Street Equity 2000 Portfolio (the “Equity 2000 Portfolio” or sometimes referred to in context as the “Portfolio”); the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.
Annual Fund Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.10%

Total Annual Fund Operating Expenses	0.45%
Less Fee Waivers and/or Reimbursements (3)	(0.25)%

Total Annual Fund Operating Expenses After Fee waivers and Expense Reimbursements(3)	0.20%

(1)	Amounts reflect total estimated expenses for the Portfolio and the Fund.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	Through April 30, 2012, the total annualized operating expenses of the Fund are not expected to exceed 0.20% (excluding non-recurring account fees and extraordinary expenses of the Fund or Portfolio) because the Adviser has contractually agreed to: (i) waive fees and/or reimburse certain operating expenses of the Portfolio in amounts necessary to limit the total annual operating expenses of the Portfolio to 0.15% and (ii) waive fees and/or reimburse certain operating expenses of the Fund in amounts necessary to limit the total annual operating expenses of the Fund to 0.05% (excluding pass-through expenses from the Portfolio). Prior to April 30, 2012, these contractual waivers and reimbursements may not be terminated without the approval of the Board of Trustees of the Portfolio or the Fund, as applicable.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$21	$64
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the “Portfolio”) of the State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment policies of the Fund below, you should assume that the investment policies of the Portfolio are the same in all material respects as those of the Fund. There is no assurance that the Fund will achieve its investment objective.
The Portfolio uses a management strategy designed to track the performance of the Russell 2000 Index. The Russell 2000 Index is one of the most widely accepted benchmarks of U.S. small capitalization stock market total return. It includes the smallest 2,000 securities in the Russell 3000(R) Index.

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The Portfolio, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Russell 2000 Index.
The Portfolio may invest in all of the stocks comprising the Russell 2000 Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Portfolio may purchase a representative sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or on securities, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio, including other mutual funds and exchange-traded funds advised or sponsored by the Adviser or its affiliates.
Principal Risks
•	Stock values could decline generally or could under-perform other investments.

•	Because the Russell 2000 Index includes primarily stocks of small-capitalization (“small-cap”) companies, the Portfolio’s investments consist mainly of stocks of small-cap companies. Returns on investments in stocks of small U.S. companies could be more volatile than, or trail the returns on, investments in stocks of large-cap and mid-cap companies.

•	Small companies may be more likely than mid-cap and large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

•	Tracking Error Risk. The Portfolio’s return may not match the return of the Russell 2000 Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index.

•	Derivatives Risk. Futures, options and other derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 2000 Portfolio with substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

•	Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Russell 2000 Index regardless of the current or projected performance of a specific security or a

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particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum
You may redeem Fund shares on any day the Fund is open for business.
You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:
BY MAIL:
State Street Equity 2000 Index Fund
P.O. Box 5493
Boston, MA 02206
BY OVERNIGHT:
State Street Equity 2000 Index Fund
200 Clarendon Street
Boston, MA 02116
BY TELEPHONE:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Brokers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Other Investment Considerations and Risks
EQUITY 2000 INDEX FUND
Investment Objective
The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Russell 2000 Index.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the “Portfolio”) of the State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment policies of the Fund below, you should assume that the investment policies of the Portfolio are the same in all material respects as those of the Fund. There is no assurance that the Fund will achieve its investment objective.
The Portfolio uses a management strategy designed to track the performance of the Russell 2000 Index. The Russell 2000 Index is one of the most widely accepted benchmarks of U.S. small capitalization stock market total return. It includes the smallest 2,000 securities in the Russell 3000(R) Index.
The Portfolio, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Russell 2000 Index.
The Portfolio may invest in all of the stocks comprising the Russell 2000 Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Portfolio may purchase a representative sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or on securities, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio, including other mutual funds and exchange-traded funds advised or sponsored by the Adviser or its affiliates.
The following information supplements the principal investment strategies and risks described above under “Fund Summary.”
Changes in Policies. The Trust’s Board of Trustees may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund’s investment objective without shareholder approval.
The Russell 2000 Index. The Russell 2000 Index is composed of 2,000 common stocks, which are selected by Frank Russell Company (“Russell”), based upon market capitalization. Each year on May 31st, Russell ranks the 3,000 largest U.S. stocks by market capitalization in order to create the Russell 3000 Index, which represents approximately 98% of the total U.S. equity market. After the initial list of 3,000 eligible stocks is determined, the shares outstanding for each company are adjusted for corporate cross-ownership and large private holdings. The Russell 2000 Index is a subset of the Russell 3000 Index, representing the smallest 2,000 stocks of the Russell 3000 Index. The purpose of the Russell 2000 Index is to provide a comprehensive representation of the investable U.S. small-capitalization equity market. The inclusion of a stock in the Russell 2000 Index in no way implies that Russell believes the stock to be an attractive investment, nor is Russell a sponsor or in any way affiliated with the Fund or Portfolio. The securities in the Russell 2000 Index, most of which trade on the New York Stock Exchange (the “NYSE”) and Nasdaq, represent approximately 8% of the market value of all U.S. common stocks. The Russell 2000 Index only includes common stocks domiciled in the United States and its territories.
Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the Russell 2000 Index and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will

6

not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.
Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.
Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (“REITs”). REITs involve certain special risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more volatility than other investments.
Portfolio Holdings Disclosure
The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information.
Management and Organization
The Fund and the Portfolio. The State Street Equity 2000 Index Fund (the “Fund”) is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Russell 2000(R) Index (the “Russell 2000 Index” or the “Index”). The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.
The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (the “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.
The Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.
The Adviser. State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest

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substantially all of its assets in the Portfolio or in another investment company. SSgA FM has contractually agreed to waive fees and/or reimburse certain operating expenses of the Fund to limit the total annual operating expenses of the Fund to 0.05% (excluding pass-through expenses from the Portfolio), through April 30, 2012 these arrangements may not be terminated prior to that date without consent of the Board. The Adviser places all orders for purchases and sales of the Portfolio’s investments.
A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.
The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.
The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
The Administrator, Custodian, Transfer Agent and Dividend Disbursing Agent. State Street Bank and Trust Company (“State Street “), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.
The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.
Shareholder Information
Determination of Net Asset Value. The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the assets less liabilities of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.
Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.
The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.
In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to

8

verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.
Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.
About Mail Transactions. If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 200 Clarendon Street, Boston, MA 02116. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.
Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.
The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund’s shares that may be harmful to the Fund or its shareholders.
The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.
Distribution/Servicing (Rule 12b-1) Plan
The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.
Additional Payments to Financial Intermediaries
The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

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Dividends, Distributions and Tax Considerations
Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.
The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.
The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.
For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers long-term capital gain rates have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. For the taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund level.
Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.
Any gain resulting from the sale or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.
If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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Financial Highlights
The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

11

For more information about STATE STREET EQUITY 2000 INDEX FUND:
The Fund’s statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
The SAI and the Fund’s annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.
Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
SSgA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE
BOND INDEX FUND

PROSPECTUS DATED APRIL 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
AN INVESTMENT IN THE STATE STREET AGGREGATE BOND INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

2

Fund Summary
Investment Objective
The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Barclays Capital U.S. Aggregate Index (the “U.S. Aggregate Index”).
Fees and Expenses of the Fund
The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the State Street Aggregate Bond Index Portfolio (the “Aggregate Bond Index Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.
Annual Fund Operating Expense
          (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fee	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses (2)	0.10%
Total Annual Fund Operating Expenses	0.45%

(1)	Amounts reflect the total estimated expenses of the Portfolio and the Fund.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$46	$145
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies
The Portfolio uses a management strategy designed to track the performance of the U.S. Aggregate Index. The U.S. Aggregate Index is a well-known fixed-income securities index, that represents investment grade debt securities and includes U.S. government securities, mortgage-backed securities and corporate debt securities.
The Adviser seeks to track the performance of the U.S. Aggregate Index by investing in debt securities and other investments that are representative of the U.S. Aggregate Index as a whole. Due to the large number of securities in the U.S. Aggregate Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Portfolio intends to select securities that the Adviser believes will track the U.S. Aggregate Index in terms of industry weightings, market capitalization and other characteristics. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in securities in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
The Portfolio may make direct investments in U.S. government securities; corporate debt securities; mortgage-backed and other asset-backed securities; commercial paper, notes, and bonds issued by domestic and foreign corporations; and instruments of U.S. and foreign banks, including certificates of deposit, time deposits, letters of credit, and bankers’ acceptances. Securities in which the Portfolio invests may be fixed-income securities, zero-coupon securities, or variable rate securities.
In addition, the Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and options on the U.S. Aggregate Index (or other fixed-income securities indices), if and when they become available. The Portfolio might do so, for example, in order to

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adjust the interest-rate sensitivity of the Portfolio to bring it more closely in line with that of the Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.
Principal Risks
•	Values of fixed-income securities could decline generally in response to changes in interest rates or other factors. In general, the price of a fixed-income security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes than securities with shorter maturities.

•	Returns on investments in fixed-income securities could trail the returns on other investment options, including investments in equity securities.

•	Issuers of the Portfolio’s investments may not make timely payments of interest and principal or may fail to make such payments at all.

•	The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio with substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

•	Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the U.S. Aggregate Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

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Purchase and Sale of Fund Shares
Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum
You may redeem Fund shares on any day the Fund is open for business.
You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:
BY MAIL:
State Street Aggregate Bond Index Fund
P.O. Box 5493
Boston, MA 02206
BY OVERNIGHT:
State Street Aggregate Bond Index Fund
200 Clarendon Street
Boston, MA 02116
BY TELEPHONE:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Brokers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Other Investment Considerations and Risks
AGGREGATE BOND INDEX FUND
Investment Objective
The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the U.S. Aggregate Index.
Principal Investment Strategies
The Portfolio uses a management strategy designed to track the performance of the U.S. Aggregate Index. The U.S. Aggregate Index is a well-known fixed-income securities index, that represents investment grade debt securities and includes U.S. government securities, mortgage-backed securities and corporate debt securities.
The Adviser seeks to track the performance of the U.S. Aggregate Index by investing in debt securities and other investments that are representative of the U.S. Aggregate Index as a whole. Due to the large number of securities in the U.S. Aggregate Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Portfolio intends to select securities that the Adviser believes will track the U.S. Aggregate Index in terms of industry weightings, market capitalization and other characteristics. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in securities in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
The Portfolio may make direct investments in U.S. government securities; corporate debt securities; mortgage-backed and other asset-backed securities; commercial paper, notes, and bonds issued by domestic and foreign corporations; and instruments of U.S. and foreign banks, including certificates of deposit, time deposits, letters of credit, and bankers’ acceptances. Securities in which the Portfolio invests may be fixed-income securities, zero-coupon securities, or variable rate securities.
In addition, the Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and options on the U.S. Aggregate Index (or other fixed-income securities indices), if and when they become available. The Portfolio might do so, for example, in order to adjust the interest-rate sensitivity of the Portfolio to bring it more closely in line with that of the Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.
Changes in Policies. The Trust’s Board of Trustees may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund’s investment objective without shareholder approval.
The U.S. Aggregate Index. The U.S. Aggregate Index is a well-known bond market index that covers the U.S. investment-grade fixed-income bond market, including government, corporate, mortgage-backed and asset-backed bonds, all with maturities of over one year. Bonds in the Index are weighted according to their market capitalizations. The composition of the Index is determined by Barclays Capital and is based on such factors as the market capitalization of each bond, its remaining time to maturity and quality rating as determined by Moody’s Investors Service, Inc., an outside rating agency, and may be changed from time to time. The Fund and Portfolio are not sponsored, endorsed, sold, or promoted by Barclays Capital, and Barclays Capital makes no representation regarding the advisability of investing in the Fund or Portfolio.
Debt Securities. The values of debt securities generally rise and fall inversely with changes in interest rates. Interest rate risk is usually greater for debt securities with longer maturities. The Portfolio’s investments will normally include debt securities with longer maturities, although the Adviser will seek to ensure that the maturity characteristics of the Portfolio as a whole will generally be similar to those of the U.S. Aggregate Index. Mortgage-backed and asset-backed securities are also subject to increased interest rate risk, because prepayment rates on such securities typically increase as interest rates decline and decrease as interest rates rise. Changes in prepayment rates on mortgage-backed and asset-backed securities effectively increase and decrease the Portfolio’s average maturity when that is least desirable. The Portfolio will also be subject to credit risk (the risk that the issuer of a security will fail to make timely payments of interest and principal).
Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on securities contained in the U.S. Aggregate Index and options on those futures contracts. A “futures contract” on debt securities (such as U.S. Treasury securities) is a contract to buy or sell the securities at an agreed price on a specified future date. Depending on the change in value of the futures contract between the time when

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the Portfolio enters into and closes out a future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the underlying security. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.
Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.
Securities Lending. The Portfolio may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.
Portfolio Holdings Disclosure
The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information.
Management and Organization
The Fund and the Portfolio. The State Street Aggregate Bond Index Fund (the “Fund”) is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Barclays Capital U.S. Aggregate Index (the “U.S. Aggregate Index”). The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.
The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (the “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.
The Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.
The Adviser. State Street Global Advisors “SSgA” is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”),a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the

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Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.
A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.
The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.
The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
The Administrator, Custodian, and Transfer Agent and Dividend Disbursing Agent. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.
The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.
Shareholder Information
Determination of Net Asset Value. The Fund determines its net asset value (“NAV”) per share each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”). The NAV per share is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the assets less liabilities of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment.
Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.
The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.
In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.
Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind

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transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.
About Mail Transactions. If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 200 Clarendon Street, Boston, MA 02116. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.
Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.
The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund’s shares that may be harmful to the Fund or its shareholders.
The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.
Distribution/Servicing (Rule 12b-1) Plan
The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.
Additional Payments to Financial Intermediaries
The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.
Dividends, Distributions and Tax Considerations
Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.
The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosures.
The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated

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investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.
For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from sales of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gain dividends generally will be taxable to you as long-term capital gains. Generally, the Fund does not expect a significant portion of its distributions to be capital gain dividends. For individual taxpayers long-term capital gain rates have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Fund. Generally, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.
Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares.)
Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.
Any gain resulting from the sale or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.
If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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Financial Highlights
The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

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For more information about STATE STREET AGGREGATE BOND INDEX FUND:
The Fund’s statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
The SAI and the Fund’s annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.
Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND

Prospectus Dated April 30, 2011
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
AN INVESTMENT IN THE STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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Fund Summary
Investment Objective
The State Street Institutional Limited Duration Bond Fund (the “Fund”) is a mutual fund whose investment objective is to seek high current income and liquidity.
Fees and Expenses of the Fund
The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the State Street Limited Duration Bond Portfolio (the “Limited Duration Bond Portfolio” or the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time pays its own fees and expenses. The table and the Example reflect the estimated expenses of both the Fund and the Portfolio.
Annual Fund Operating Expense
          (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.10%
Distribution (12b-1) Fees	0.05%
Other Expenses(2)	0.23%
Total Annual Fund Operating Expenses	0.38%

(1)	Amounts reflect total estimated expenses of the Portfolio and the Fund.

(2)	Other Expenses are estimated for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 year	3 years
$39	$122
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund invests in the Limited Duration Bond Portfolio, which invests at least 65% of its assets in a diversified portfolio of dollar-denominated debt securities (those of medium and high quality) and maintains a dollar-weighted average portfolio duration of two years or less. These securities include mortgage related securities, corporate notes, variable and floating rate notes and asset-backed securities. The Portfolio may also invest in derivative instruments, such as futures contracts, options, interest rate swaps, default/credit swaps, total return swaps and other structured investments, as a substitute for investments directly in securities, to adjust the sensitivity of the Portfolio’s portfolio of investments to changes in interest rates, or otherwise to increase the Portfolio’s investment return. The Adviser will actively trade the Portfolio’s portfolio securities in an attempt to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase the Portfolio’s investment return.
Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization (“NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Adviser determines that to be in the best interest of the Portfolio.
The investment objective of the Portfolio as stated above is non-fundamental, which means that it may be changed without shareholder approval. The investment policies described above reflect the Portfolio’s current practices.
Principal Risks

•	Credit/Default Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-

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income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.
•	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Extension Risk. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

•	Foreign Investment Risk. The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer’s stock, the Portfolio can avoid currency risks during the settlement period for either purchases or sales.

•	Interest Rate Risk. During periods of rising interest rates, the Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, the Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall.

•	Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price.

•	Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

•	Mortgage-Related and Other Asset-Backed Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•	Prepayment/Call Risk. Prepayment/Call risk applies primarily to municipal securities and asset-backed securities, including mortgage-related securities.

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Prepayment/Call risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

•	Sector Risk. The risk that the Portfolio concentrates its investment in specific industry sectors that have historically experienced substantial price volatility. The Portfolio is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Portfolio may lack sufficient market liquidity to enable the Portfolio to sell the securities at an advantageous time or without a substantial drop in price.

•	U.S. Government Sponsored Enterprises Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.
THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund and the Portfolio.
Purchase and Sale of Fund Shares
You may redeem Fund shares on any day the Fund is open for business.
Purchase Minimums

To establish an account	$5,000,000
To add to an existing account	No minimum
You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:
BY MAIL:
State Street Institutional Limited Duration Bond Fund
P.O. Box 8048
Boston, MA 02266-8048
BY OVERNIGHT:
State Street Institutional Limited Duration Bond Fund
30 Dan Road
Canton, MA 02021-2809
BY TELEPHONE:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Brokers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Additional Information About the Fund’s and Portfolio’s Non-Principal Investment Strategies and Risks
LIMITED DURATION BOND FUND
Investment Objective
The State Street Institutional Limited Duration Bond Fund (the “Fund”) is a mutual fund whose investment objective is to seek high current income and liquidity.
Principal Investment Strategies
The Fund invests in a Portfolio, which invests at least 65% of its assets in a diversified portfolio of dollar-denominated debt securities (those of medium and high quality) and maintains a dollar-weighted average portfolio duration of two years or less. These securities include mortgage related securities, corporate notes, variable and floating rate notes and asset-backed securities. The Portfolio may also invest in derivative instruments, such as futures contracts, options, interest rate swaps, default/credit swaps, total return swaps and other structured investments, as a substitute for investments directly in securities, to adjust the sensitivity of the Portfolio’s portfolio of investments to changes in interest rates, or otherwise to increase the Portfolio’s investment return. The Adviser will actively trade the Portfolio’s portfolio securities in an attempt to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase the Portfolio’s investment return.
Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization (“NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Adviser determines that to be in the best interest of the Portfolio.
The investment strategies and risks below reflect the Fund’s and Portfolio’s current practices. This information supplements the principal investment strategies and risks explained above.
Mortgage-Related and Other Asset-Backed Securities. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related or other asset-backed security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.
In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment

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histories than those sold. Risks of mortgage-related security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility risk that the Portfolio may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.
Futures Contracts and Options on Futures. To invest cash for purposes of hedging the Portfolio’s other investments, the Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Portfolio may also purchase futures and options if cheaper than the underlying stocks or bonds.
A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a Financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net at variation margin previously paid.
Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with a custodian for the benefit of the futures broker. The initial margin serves as a “good faith” deposit that the Portfolio will honor its futures commitments. Subsequent payments (called “variation margin”) to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.
Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.
When trading futures contracts, the Portfolio will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures. The Portfolio’s transactions, if any, in options, futures, options on futures and equity swaps involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Please see Derivatives Risk in the Principal Risks section.
Government Securities. U.S. Government securities include U.S. Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the U.S. Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.
Interest Rate Swaps, Default/Credit Swaps, Total Return Swaps, and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Default/credit swaps involve the receipt of floating or fixed-rate payments in exchange for assuming potential credit losses of an underlying security. Default/credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Total return swaps involve the receipt or payment of the “total return” of a defined underlying asset in exchange for the payment or receipt of a cash flow based on a predetermined floating rate. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. The Portfolio may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate and default/credit swaps and total return swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values or interest rates, the investment performance of the Portfolio would be less

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favorable than it would have been if these investment techniques were not used. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Please see Derivative Risk in the Principal Risks section.
Options on Securities. The Portfolio may write and purchase covered put and call options on securities in which it may directly invest. The total amount of premiums paid by the Portfolio for all put and call options held by it at any time will not exceed 5% of the value of the Portfolio’s total assets. Further, the Portfolio will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral deliverable under its outstanding options would exceed 25% of the value of the Portfolio’s total assets.
Prepayment/call Risk and Extension Risk. Prepayment/call risk and extension risk apply primarily to asset-backed securities and certain municipal securities.
Prepayment/call risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.
Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.
Portfolio Duration. The Portfolio will maintain a dollar-weighted average portfolio duration of two years or less. Duration is a measure of the price sensitivity of a security to changes in interest rates. Unlike maturity, which measures the period of time until final payment is to be made on a security, duration measures the dollar-weighted average maturity of a security’s expected cash flows (i.e., interest and principal payments), discounted to their present values, after giving effect to all maturity shortening features, such as call or redemption rights. With respect to a variable or floating-rate instrument, duration is adjusted to indicate the price sensitivity of the instrument to changes in the interest rate in effect until the next reset date. For substantially all securities, the duration of a security is equal to or less than its stated maturity.
Repurchase Agreements. The Portfolio enters into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time. Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. If the other party or “seller” defaults, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, the Portfolio may be delayed or prevented from recovering the collateral.
Section 4(2) Commercial Paper and Rule 144A Securities. The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” The Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).
Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.
Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of the Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund’s and Portfolio’s limitation on illiquid securities.
Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or

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instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days’ notice and do not have an active trading market) are subject to the Portfolio’s percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolio invests, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.
Temporary Defensive Strategies. At times, the Adviser may judge that market conditions make pursuing the Portfolio’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Portfolio’s assets. In implementing these defensive strategies, the Portfolio may hold assets in cash and cash equivalents and in other investments that the Adviser believes to be consistent with the Portfolio’s best interests. Taking such a temporary defensive position may result in the Portfolio not achieving its investment objective.
Portfolio Holdings Disclosure
The Fund’s portfolio holdings disclosure policy is described in the SAI.
Management and Organization
The Fund and the Portfolio. The State Street Institutional Limited Duration Bond Fund (the “Fund”) is a mutual fund whose investment objective is to seek high current income and liquidity. The Fund is not a money market fund, and the Fund’s net asset value per share will fluctuate. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.
The investment objective of the Fund as stated above is non-fundamental, which means that it may be changed without shareholder approval.
The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (the “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.
The Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.
The Adviser. State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion in assets as of December 31, 2010 in investment programs and portfolios for institutional and

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individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (the “1940 Act”). SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.
A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.
The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.
The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
The Administrator and Custodian. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator and custodian.
The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.
The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.
Shareholder Information
Determination of Net Asset Value. The Fund determines the net asset value (“NAV”) per share once each business day as of the close of the regular trading session of the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on days that the Federal Reserve is closed. The NAV per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.
Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with procedures approved by the Board of Trustees. Because foreign securities sometimes trade on days when Fund shares are not priced, the value of the Fund’s portfolio may change on days when Fund shares cannot generally be purchased or redeemed. Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost.
If you hold shares of the Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.
Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Fund.
The minimum initial investment in the Fund is $5 million, although the Adviser may waive the minimum in its discretion. Holdings of all customer accounts of each Intermediary shall be aggregated for determining these account balances. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a

10

Federal Reserve Bank) received by the Fund before the order will be accepted. The Fund reserves the right to cease accepting investments at any time or to reject any investment order.
BY MAIL:
An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Limited Duration Bond Fund
P.O. Box 8048
Boston, MA 02266-8048
BY OVERNIGHT:
State Street Institutional Limited Duration Bond Fund
30 Dan Road
Canton, MA 02021-2809
BY TELEPHONE/FAX:
An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:
•	confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

•	request your new account number (initial purchases only),

•	confirm the amount being wired and wiring bank,

•	receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund),
For your initial investment, send the original, signed Institutional Account Application Form to the address above.
WIRE INSTRUCTIONS:
Instruct your bank to transfer money by Federal Funds wire to:
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111
ABA# 011000028
DDA# 9905-801-8
State Street Institutional Limited Duration Bond Fund
Account Number
Account Registration
You will not be able to redeem shares from the account until the original Application has been received. The Fund and its agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.
In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.
Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. Payments of redemption proceeds ordinarily will be sent the next business day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.
If you are redeeming some, but not all, of your shares, your remaining account balance should be above $1,000,000 and subsequent purchases of shares of the Fund may be rejected unless, after such purchase, your account balance will be at or greater than $1,000,000. A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Fund reserves the right to modify or waive its minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity. Notification will be sent to the shareholder giving the

11

shareholder 60 days to increase the account to the required minimum or the account may be closed.
BY MAIL
Send a signed letter to:
State Street Institutional Limited Duration Bond Fund
P.O. Box 8048
Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.
BY OVERNIGHT:
State Street Institutional Limited Duration Bond Fund
30 Dan Road
Canton, MA 02021-2809
BY TELEPHONE
(866) 392-0869
Between the hours of 8:00 a.m. and 5:00 p.m. ET.
The Fund will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the Fund;

•	your daytime telephone number; and

•	the dollar amount or number of shares being redeemed.

On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares, except the 9:00 a.m. ET beginning time.
Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:
•	Your account address has changed within the last 10 business days.

•	A wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

•	Other unusual situations as determined by the Fund’s transfer agent.
The Fund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay a redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.
About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund’s agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone. If you are unable to reach us by telephone, consider sending written instructions.
The Fund may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.
If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.
Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other

12

shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.
The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading in the Fund’s shares by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.
The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.
Distribution/Servicing (Rule 12b-1) Plan
The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.05%. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.
Additional Payments to Financial Intermediaries
The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.
Dividends, Distributions and Tax Considerations
Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.
The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors should consult the SAI for more information.
The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.
For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the

13

Fund as capital gain dividends generally will be taxable to you as long-term capital gains. The Fund does not expect a significant portion of its distributions to be capital gain dividends. For individual taxpayers, long-term capital gain rates have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain , provided holding period and other requirements are met by both the shareholder and the Fund; however, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.
Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.
If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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Financial Highlights
The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

15

For more information about STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND:
The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The SAI and the Fund’s annual and semi-annual reports will be available without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Fund, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Fund’s website address is http://www.sttfunds.com.
Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.
SSgA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

16

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND, INVESTMENT CLASS (SSVXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, INVESTMENT CLASS (GVVXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND, INVESTMENT CLASS (TPVXX)

Prospectus April 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS THREE CLASSES OF SHARES:  INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS THE INVESTMENT CLASS ONLY.

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STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. As a shareholder in the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%

Service Fee	0.25%

Total Annual Fund Operating Expenses	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$48	$151	$264	$593

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

3

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•	Foreign Securities: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the

4

U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to 2008 is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on August 12, 2004. The Fund’s Investment Class shares commenced operations on October 1, 2007. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years
Ended December 31

2005	3.19
2006	5.07
2007	5.28
2008	2.46
2009	0.19
2010	0.00

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.88% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

			Since the Inception
			Date of the Fund
	1-Year	5-Year	(Annualized)

State Street Institutional Liquid Reserves Fund	0.00%	2.52%	2.57%

To obtain the Fund’s current yield, please call (877) 521-4083.

5

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

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STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. As a shareholder in the State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%

Service Fee	0.25%

Total Annual Fund Operating Expenses	0.48%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the U.S. Government Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2012; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$48	$153	$268	$604

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

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The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•	Significant Exposure to U.S. Government Agencies: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

8

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional
U.S. Government Money Market Fund
Total Return for the Calendar Years Ended December 31

2008	1.81
2009	0.05
2010	0.00

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter

9

was 0.75% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional U.S. Government Money Market Fund	0.00%	0.84%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

10

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. As a shareholder in the State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.10%

Service Fee	0.25%

Total Annual Fund Operating Expenses	0.50%

Fee Waiver and/or Expense Reimbursement(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2012; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$48	$158	$277	$627

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the

11

risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

12

State Street Institutional
Treasury Plus Money Market Fund
Total Return for the Calendar Years
Ended December 31

2008	1.27
2009	0.02
2010	0.00

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional Treasury Plus Money Market Fund	0.00%	0.62%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

13

OTHER INFORMATION

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$2,000.00

To add to an existing account	$100.00

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
Send a signed letter to: Neuberger Berman Funds c/o State Street Bank & Trust Co. 30 Dan Road Canton, MA 02021

By Overnight:
Send a signed letter to: Neuberger Berman Funds c/o State Street Bank & Trust Co. 30 Dan Road Canton, MA 02021

By Telephone:
For wire transfer instructions, please call (800) 877-9700 between 8 a.m. and 6 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

ILR FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

U.S. GOVERNMENT FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

14

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements

TREASURY PLUS FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

The investment objective of each of the ILR Fund, the U.S. Government Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval.

Additional Information About Risks

•	Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity. [ILR Fund]

•	Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the

15

same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. [ILR Fund]

•	Interest Rate Risk. During periods of rising interest rates, a Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, a Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall. [All Funds]

•	Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be. [All Funds]

•	Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid. [ILR Fund]

•	Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price. [All Funds]

•	Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

16

•	U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [All Funds]

•	Variable and Floating Rate Securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates and a floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, that may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. [ILR Fund and U.S. Government Fund]

•	Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the Portfolio at a time when it might otherwise not choose to do so. [All Funds]

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. [All Funds]

•	ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

•	Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by,

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mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related or other asset-backed security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility risk that the Portfolio may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.[ILR Fund and U.S. Government Fund]

•	Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [All Funds]

•	Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as

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amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” A Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Funds’ and Portfolios’ limitation on illiquid securities. [ILR Fund]

ADDITIONAL INFORMATION ABOUT THE FUNDS’ AND PORTFOLIOS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies.  A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

Temporary Defensive Positions.  From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the SAI.

MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios.  Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines

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that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. Effective February 18, 2011, the contractual management fee rate in each Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date. For the year ended December 31, 2010, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.094% for Money Market Portfolio, 0.086% for U.S. Government Portfolio and 0.062% for Treasury Plus Portfolio. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2010. A summary of the factors considered by the Board of Trustees in connection with the approval of the change described above regarding each Fund’s contractual management fee rate will be included in the Funds’ semi-annual report to shareholders dated June 30, 2011.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, each Fund has retained the Adviser to serve as administrator for a fee at the annual rate of 0.05% of the Fund’s average daily net assets. (Prior to that time, State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, served as administrator of each Fund for an annual fee of $25,000.) Effective February 1, 2011, State Street serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

The Transfer Agent and Dividend Disbursing Agent.  Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.  State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

The “Servicing Agent”.  Neuberger Berman Management LLC (“Neuberger Berman”) serves as the servicing agent for shareholders of mutual funds distributed and advised by Neuberger Berman (a “Neuberger Berman Fund”) that are also shareholders of a Fund.

SHAREHOLDER INFORMATION

Note:  This prospectus is intended to relate principally to purchases of shares through Neuberger Berman. Information appearing below assumes that shares are purchased and redeemed through Neuberger

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Berman and is based on information previously provided by Neuberger Berman to the Funds.

Determination of Net Asset Value.  Each of the Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

All investments will qualify at the time of acquisition as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act. Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.  The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

If a Fund receives a purchase order in good form (a purchase order is in good form if it meets the requirements implemented from time to time by a Fund or its transfer agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment prior to 4:30 p.m. ET the order will receive that day’s NAV, and the shares will earn dividends declared on the date of the purchase. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds.

Neuberger Berman is responsible for transmitting your purchase request and funds in good form and in a timely manner to the applicable Fund(s). A Fund will not be responsible for delays by Neuberger Berman in transmitting your purchase request, including timely transfer of payment, to the Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET.

How to Purchase Shares

By Mail:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Neuberger Berman Fund Application Form, sent to:
Neuberger Berman Funds c/o State Street Bank & Trust Co. 30 Dan Road Canton, MA 02021
Your first investment must be at least $2,000. Additional investments can be as little as $100. All checks must be made out to “Neuberger Berman Funds”. Neuberger Berman will not accept checks made out to you or other parties and signed over to it. Neuberger Berman cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks or other cash equivalents. You will be responsible for any losses or fees resulting from a bad check. If necessary, Neuberger Berman may effect sales of Fund shares belonging to you in order to cover these losses.

By Telephone:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Neuberger Berman Fund Application Form. Neuberger Berman does not accept phone orders for a first investment. To add shares to an existing account using FUNDfone®, call (800) 335-9366.

Additional shares will be purchased when your order is accepted by the Funds. Additional investments must be for at least $100.
For your initial investment, send the original, signed Neuberger Berman Account Application Form to the address above.

Wire Instructions:
Before wiring any money, call (800) 877-9700 for an order confirmation. Please have your financial institution send your wire to Neuberger Berman’s account at State Street Bank and Trust Company and include your name, the Fund name, your account number and other information as requested.

State Street Bank/Boston ABA#011-000028 Attn: NB Deposit Account DDA#9904-199-8

On Columbus Day and Veteran’s Day, you will not be able to wire Federal Funds. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

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By Internet:
You may place an order with Neuberger Berman to purchase shares for your account by placing an order online at www.nb.com.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, Neuberger Berman is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, Neuberger Berman will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. Neuberger Berman may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, Neuberger Berman will not open an account for you. As required by law, Neuberger Berman may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. Neuberger Berman reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to Neuberger Berman. Redemption orders are processed at the NAV next determined after Neuberger Berman receives a redemption order in good form. If Neuberger Berman receives a redemption order prior to its Valuation Time on a business day, Neuberger Berman may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds.

Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, Neuberger Berman has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, Neuberger Berman may close your account and redeem the proceeds.

Neuberger Berman is responsible for transmitting your redemption request in good form and in a timely manner to the applicable Fund(s). A Fund will not be responsible for delays by Neuberger Berman in transmitting your redemption request to the Fund.

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How to Redeem Shares

By Mail	Send a signed letter to: Neuberger Berman Funds c/o State Street Bank & Trust Co. 30 Dan Road Canton, MA 02021
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Telephone	Please call Neuberger Berman at (800) 877-9700 between the hours of 8:00 a.m. and 6:00 p.m. ET.

You must provide the following information:
➢• name(s) of account owners;
➢• account number(s);
➢• the name of the Fund;
➢• the dollar amount, percentage or number of shares being redeemed; and
➢• any other instructions.

To place an order using FUNDfone®, call (800) 335-9366.

By Internet:

You may instruct Neuberger Berman to redeem shares by placing an order online at www.nb.com.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.  You may need a Medallion signature guarantee when you sell shares of a Fund. A Medallion signature guarantee is a guarantee that your signature is authentic. Most banks, brokers and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. Neuberger Berman reserves the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

Exchanging Shares.  You can move an investment from a Fund to a comparable class of another Neuberger Berman Fund in the Fund family through an exchange of shares, or by electing to use your cash distributions from a Fund to purchase shares of the other Fund. There are three things to remember when making an exchange:

➢•	both accounts must have the same registration;

➢•	you will need to observe the minimum account balance requirements for the fund accounts involved; and

➢•	because an exchange is treated as a sale for tax purposes, consider any tax consequences before placing your order.

Privileges and Services.  You have access to a range of Neuberger Berman services to make investing easier:

Systematic Withdrawals.  This plan lets you arrange withdrawals of at least $100 from a Fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time.

Electronic Bank Transfers.  When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access.  At www.nb.com, you can initiate transactions, check your account and access a wealth of information.

FUNDfone®.  Get up-to-date performance and account information through our 24-hour automated service by calling (800) 335-9366. If you already have a Neuberger Berman fund account, you can place orders to buy, sell or exchange fund shares.

Checkwriting.  If you would like to write checks against your Institutional Liquid Reserves Fund account or your Institutional U.S. Government Money Market Fund account, please call (800) 877-9700. Withdrawals must be for at least $250.

About Mail Transactions.  If you choose to purchase, exchange or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Other Policies.  Under certain circumstances, Neuberger Berman reserves the right to:

➢•	reject any exchange or purchase order;

➢•	suspend or reject any future purchase order from any investor who does not provide payment to settle a purchase order;

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➢•	change, suspend or revoke the exchange privilege; and

Arrow Pointing Right suspend the telephone order privilege.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds’ shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds’ shareholders.

The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PAYMENTS

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Investment Class shares of the Funds, each Fund makes payments, from the assets attributable to its Investment Class shares, to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% of a Fund’s net assets attributable to its Investment Class shares. Because Rule 12b-1 fees are paid out of the Funds’ Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges. All Investment Class shareholders share in the expense of Rule 12b-1 fees paid by the Funds. It is expected that the Distributor will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Funds, including Neuberger Berman.

The Funds’ Investment Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of a Fund’s net assets. The Funds expect to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its

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affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund has elected to be treated as a regulated investment company and intends each year to be qualified to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

25

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the U.S. Government Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Investment Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

26

State Street Institutional Investment Trust

Financial Highlights — Selected Data for a Share of Beneficial Interest Outstanding throughout each Period is Presented Below(A):

	Net Asset			Gain				Distributions		Distributions
	Value	Net		(Loss)		Total from		from Net		from
	Beginning	Investment		on		Investment		Investment		Capital	Total
Period Ended December 31,	of Period	Income/(Loss)		Investments		Operations		Income		Gains	Distributions

Liquid Reserves Fund
Investment Class
2010	$1.0000	$(0.0000	)(D)	$0.0000	(D)	$0.0000	(D)	$(0.0000	)(D)	$—	$(0.0000)
2009	$1.0000	$0.0019		$0.0000	(D)	$0.0019		$(0.0019)		$—	$(0.0019)
2008	$1.0000	$0.0243		$0.0000	(D)	$0.0243		$(0.0243)		$—	$(0.0243)
2007(F)	$1.0000	$0.0097		$—		$0.0097		$(0.0097)		$—	$(0.0097)
U.S. Government Money Market Fund
Investment Class
2010	$1.0000	$0.0001		$(0.0001)		$0.0000	(D)	$(0.0000	)(D)	$—	$(0.0000)
2009	$1.0000	$0.0006		$(0.0001)		$0.0005		$(0.0005)		$—	$(0.0005)
2008	$1.0000	$0.0180		$—		$0.0180		$(0.0180)		$—	$(0.0180)
2007(G)	$1.0000	$0.0084		$—		$0.0084		$(0.0084)		$—	$(0.0084)

	Net Asset	Ratios to Average Net Assets/Supplemental Data(A)							Net Assets
	Value					Net			End of
	End	Total		Gross	Net	Investment		Expense	Period
Period Ended December 31,	of Period	Return(B)		Expenses	Expenses	Income		Waiver(C)	(000s omitted)

Liquid Reserves Fund
Investment Class
2010	$1.0000	0.00	%(E)	0.47%	0.31%	0.00	%(E)	0.16%	$905,604
2009	$1.0000	0.19%		0.49%	0.44%	0.16%		0.05%	$886,988
2008	$1.0000	2.46%		0.46%	0.46%	2.41%		—	$769,284
2007(F)	$1.0000	0.97%		0.45%*	0.45%*	4.52	%*	—	$658,816
U.S. Government Money Market Fund
Investment Class
2010	$1.0000	0.00	%(E)	0.48%	0.19%	0.00	%(E)	0.29%	$479,133
2009	$1.0000	0.05%		0.48%	0.37%	0.05%		0.11%	$551,857
2008	$1.0000	1.81%		0.49%	0.49%	1.75%		—	$1,298,493
2007(G)	$1.0000	0.84%		0.53%*	0.53%*	4.01	%*	—	$1,008,936

*	Annualized.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(B)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(D)	Amount is less than $0.00005 per share.

(E)	Amount is less than 0.005%.

(F)	The Fund’s Investment shares commenced operations on October 15, 2007.

(G)	The Fund’s Investment shares commenced operations on October 17, 2007.

27

State Street Institutional Investment Trust

Financial Highlights — Selected Data for a Share of Beneficial Interest Outstanding throughout each Period is Presented Below(A):

	Net Asset			Gain				Distributions	Distributions
	Value	Net		(Loss)		Total from		from Net	from
	Beginning	Investment		on		Investment		Investment	Capital		Total
Period Ended December 31,	of Period	Income/(Loss)		Investments		Operations		Income	Gains		Distributions

Treasury Plus Money Market Fund
Investment Class
2010	$1.0000	$0.0000	(D)	$(0.0000	)(D)	$0.0000	(D)	$—	$—		$—
2009	$1.0000	$0.0001		$0.0001		$0.0002		$(0.0002)	$(0.0000	)(D)	$(0.0002)
2008	$1.0000	$0.0126		$0.0000	(D)	$0.0126		$(0.0126)	$—		$(0.0126)
2007(F)	$1.0000	$0.0068		$—		$0.0068		$(0.0068)	$—		$(0.0068)

	Net Asset	Ratios to Average Net Assets/Supplemental Data(A)							Net Assets
	Value					Net			End of
	End	Total		Gross	Net	Investment		Expense	Period
Period Ended December 31,	of Period	Return(B)		Expenses	Expenses	Income		Waiver(C)	(000s omitted)

Treasury Plus Money Market Fund
Investment Class
2010	$1.0000	0.00	%(E)	0.50%	0.15%	0.00	%(E)	0.35%	$122,577
2009	$1.0000	0.02%		0.50%	0.17%	0.00	%(E)	0.33%	$146,099
2008	$1.0000	1.27%		0.51%	0.40%	1.06%		0.11%	$215,585
2007(F)	$1.0000	0.68%		0.60%*	0.60%*	3.55	%*	—	$253,745

*	Annualized.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(B)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(D)	Amount is less than $0.00005 per share.

(E)	Amount is less than 0.005%.

(F)	The Fund’s shares commenced operations on October 24, 2007.

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.sttfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND(SSIXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND(GVMXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND(TPIXX)

INSTITUTIONAL CLASS

Prospectus Dated April 30, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS THREE CLASSES OF SHARES:  INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INSTITUTIONAL CLASS OF STATE STREET INSTITUTIONAL LIQUID RESERVES FUND, STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND AND STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND.

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STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. As a shareholder in the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$12	$39	$68	$154

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

3

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•	Foreign Securities: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the

4

U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Liquid Reserves Fund
Total Return for the Calendar Years
Ended December 31

2005	3.19
2006	5.07
2007	5.28
2008	2.82
2009	0.49
2010	0.19

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.03% (quarter ended 3/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

			Since the Inception
			Date of the Fund
	1-Year	5-Year	(Annualized)

State Street Institutional Liquid Reserves Fund	0.19%	2.75%	2.75%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

5

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

6

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. As a shareholder in the State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.13%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the U.S. Government Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2012; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$12	$41	$72	$166

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

7

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•	Significant Exposure to U.S. Government Agencies: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

•	Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

8

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional U.S. Government
Money Market Fund
Total Return for the Calendar Years
Ended December 31

2008	2.17
2009	0.26
2010	0.07

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter

9

was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.01% (quarter ended 3/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional U.S. Government Money Market Fund	0.07%	1.04%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

10

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. As a shareholder in the State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.15%

Fee Waiver and/or Expense Reimbursement(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2012; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$12	$45	$82	$189

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the

11

risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

12

State Street Institutional Treasury Plus Money Market Fund
Total Return for the Calendar Years
Ended December 31

2008	1.55
2009	0.06
2010	0.04

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/10).

Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)

State Street Institutional Treasury Plus Money Market Fund	0.04%	0.75%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

13

OTHER INFORMATION

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000

To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02266-8048

By Overnight:
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809

By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

ILR FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

U.S. GOVERNMENT FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

14

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer (although those limits do not typically apply to the U.S. Government, its agencies, and instrumentalities), and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not insured or guaranteed by the U.S. Government; and

•	Repurchase agreements

TREASURY PLUS FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of Portfolio liquidity.

The investment objective of each of the ILR Fund, the U.S. Government Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval.

Additional Information About Risks

•	Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity. [ILR Fund]

•	Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic

15

events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. [ILR Fund]

•	Interest Rate Risk. During periods of rising interest rates, a Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, a Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall. [All Funds]

•	Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be. [All Funds]

•	Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid. [ILR Fund]

•	Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price. [All Funds]

•	Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could

16

limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

•	U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [All Funds]

•	Variable and Floating Rate Securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates and a floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, that may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. [ILR Fund and U.S. Government Fund]

•	Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the Portfolio at a time when it might otherwise not choose to do so. [All Funds]

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. [All Funds]

•	ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less

17

stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

•	Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related or other asset-backed security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility risk that the Portfolio may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio. [ILR Fund and U.S. Government Fund]

•	Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [All Funds]

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•	Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” A Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Funds’ and Portfolios’ limitation on illiquid securities. [ILR Fund]

ADDITIONAL INFORMATION ABOUT THE FUNDS’ AND PORTFOLIOS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies.  A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

Temporary Defensive Positions.  From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the SAI.

MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios.  Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

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A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. Effective February 18, 2011, the contractual management fee rate in each Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date. For the year ended December 31, 2010, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.094% for Money Market Portfolio, 0.086% for U.S. Government Portfolio and 0.062% for Treasury Plus Portfolio. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2010. A summary of the factors considered by the Board of Trustees in connection with the approval of the change described above regarding each Fund’s contractual management fee rate will be included in the Funds’ semi-annual report to shareholders dated June 30, 2011.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.  Effective February 1, 2011, each Fund has retained the Adviser to serve as administrator for a fee at the annual rate of 0.05% of the Fund’s average daily net assets. (Prior to that time, State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, served as administrator of each Fund for an annual fee of $25,000.) Effective February 1, 2011, State Street serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

The Transfer Agent and Dividend Disbursing Agent.  Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.  State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.  Each Fund determines its NAV per share once each business day at 5:00 p.m. Eastern Time (“ET”) except for days when the New York Stock Exchange (“NYSE”) closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be

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converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

All investments will qualify at the time of acquisition as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act. Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.  Investors pay no sales load to invest in the Institutional Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds.

The minimum initial investment in Institutional Class shares of the Funds is $25 million. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of $50,000,000.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET.

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How to Purchase Shares

By Mail:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02266-8048

By Overnight:
State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone/Fax:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢• confirm receipt of the faxed Institutional Account Application Form (initial purchases only),
➢• request your new account number (initial purchases only),
➢• confirm the amount being wired and wiring bank, and
➢• receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).
For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:
Instruct your bank to transfer money by Federal Funds wire to:
State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111

ABA# 011000028 DDA# 9905-801-8 State Street Institutional Investment Trust Fund Class Account Number Account Registration

On Columbus Day and Veteran’s Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption. A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption

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by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares

By Mail
Send a signed letter to:
State Street Institutional Investment Trust Funds P.O. Box 8048 Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight
State Street Institutional Investment Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone
Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET. The Funds will need the following information to process your redemption request:
➢• name(s) of account owners;
➢• account number(s);
➢• the name of the Fund;
➢• your daytime telephone number; and
➢• the dollar amount or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.  Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢•	Your account address has changed within the last 10 business days.

➢•	Redemption proceeds are being transferred to an account with a different registration.

➢•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

➢•	Other unusual situations as determined by the Funds’ transfer agent.

All redemption requests regarding shares of the Funds placed after 3:00 p.m. ET. may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions.  Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient

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management of a Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds’ shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds’ shareholders.

The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund has elected to be treated as a regulated investment company and intends each year to be qualified to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

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If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012.

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Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the U.S. Government Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Institutional Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Institutional Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(A):

	Net Asset					Distributions
	Value	Net	Gain		Total from	from Net	Distributions
	Beginning	Investment	(Loss) on		Investment	Investment	from Capital	Total
Period Ended December 31,	of Period	Income/(Loss)	Investments		Operations	Income	Gains	Distributions

Liquid Reserves Fund
Institutional Class
2010	$1.0000	$0.0019	$0.0000	(D)	$0.0019	$(0.0019)	$—	$(0.0019)
2009	$1.0000	$0.0049	$0.0000	(D)	$0.0049	$(0.0049)	$—	$(0.0049)
2008	$1.0000	$0.0278	$0.0000	(D)	$0.0278	$(0.0278)	$—	$(0.0278)
2007	$1.0000	$0.0516	$0.0000	(D)	$0.0516	$(0.0516)	$—	$(0.0516)
2006	$1.0000	$0.0496	$—		$0.0496	$(0.0496)	$—	$(0.0496)
U.S. Government Money Market Fund
Institutional Class
2010	$1.0000	$0.0007	$0.0000		$0.0007	$(0.0007)	$—	$(0.0007)
2009	$1.0000	$0.0025	$0.0001		$0.0026	$(0.0026)	$—	$(0.0026)
2008	$1.0000	$0.0215	$—		$0.0215	$(0.0215)	$—	$(0.0215)
2007(F)	$1.0000	$0.0081	$—		$0.0081	$(0.0081)	$—	$(0.0081)

	Net Asset	Ratios to Average Net Assets/Supplemental Data(A)						Net Assets
	Value				Net			End of
	End	Total	Gross	Net	Investment	Expense		Period
Period Ended December 31,	of Period	Return(B)	Expenses	Expenses	Income	Waiver(C)		(000s omitted)

Liquid Reserves Fund
Institutional Class
2010	$1.0000	0.19%	0.12%	0.12%	0.20%	0.00	%(E)	$25,211,488
2009	$1.0000	0.49%	0.14%	0.14%	0.43%	0.00	%(E)	$14,508,409
2008	$1.0000	2.82%	0.11%	0.11%	2.78%	—		$7,774,494
2007	$1.0000	5.28%	0.13%	0.11%	5.14%	0.02%		$6,203,162
2006	$1.0000	5.07%	0.17%	0.12%	5.07%	0.03%		$6,194,720
U.S. Government Money Market Fund
Institutional Class
2010	$1.0000	0.07%	0.13%	0.12%	0.07%	0.01%		$4,430,327
2009	$1.0000	0.26%	0.13%	0.12%	0.21%	0.01%		$2,879,208
2008	$1.0000	2.17%	0.14%	0.14%	1.70%	—		$1,659,576
2007(F)	$1.0000	0.82%	0.18%*	0.18%*	4.43%*	—		$63,190

*	Annualized.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(B)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(D)	Amount is less than $0.00005 per share.

(E)	Amount is less than 0.005%.

(F)	The Fund’s Institutional shares commenced operations on October 25, 2007.

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	Net Asset					Distributions
	Value	Net	Gain		Total from	from Net	Distributions
	Beginning	Investment	(Loss) on		Investment	Investment	from Capital		Total
Period Ended December 31,	of Period	Income/(Loss)	Investments		Operations	Income	Gains		Distributions

Treasury Plus Money Market Fund
Institutional Class
2010	$1.0000	$0.0004	$(0.0000	)(D)	$0.0004	$(0.0004)	$—		$(0.0004)
2009	$1.0000	$0.0004	$0.0002		$0.0006	$(0.0006)	$(0.0000	)(D)	$(0.0006)
2008	$1.0000	$0.0154	$0.0000	(D)	$0.0154	$(0.0154)	$—		$(0.0154)
2007(E)	$1.0000	$0.0074	$—		$0.0074	$(0.0074)	$—		$(0.0074)

	Net Asset	Ratios to Average Net Assets/Supplemental Data(A)					Net Assets
	Value				Net		End of
	End	Total	Gross	Net	Investment	Expense	Period
Period Ended December 31,	of Period	Return(B)	Expenses	Expenses	Income	Waiver(C)	(000s omitted)

Treasury Plus Money Market Fund
Institutional Class
2010	$1.0000	0.04%	0.15%	0.11%	0.04%	0.04%	$811,144
2009	$1.0000	0.06%	0.15%	0.13%	0.04%	0.02%	$654,543
2008	$1.0000	1.55%	0.16%	0.13%	0.92%	0.03%	$737,637
2007(E)	$1.0000	0.74%	0.25%*	0.25%*	3.87%*	—	$207,901

*	Annualized.

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(B)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(D)	Amount is less than $0.00005 per share.

(E)	The Fund’s shares commenced operations on October 24, 2007.

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.sttfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

PROSPECTUS
APRIL 30, 2011
Van Eck Money Fund
A Private Label of
Investment Class Shares of the
State Street Institutional Treasury Plus Money Market Fund
Advised by SSgA Funds Management, Inc.,
a subsidiary of State Street Corporation
THE EXCHANGE TICKER SYMBOL FOR THE STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND IS TPVXX.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
AN INVESTMENT IN VAN ECK MONEY FUND, A PRIVATE LABEL OF THE STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (THE “FUND”), IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

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FUND SUMMARY
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
INVESTMENT OBJECTIVE
     The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. As a shareholder in the State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.
Annual Fund Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.10%
-Service Fee	0.25%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver and/or Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)	The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2012. This contractual undertaking may be terminated prior to April 30, 2012 only with the consent of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the “1-Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$158	$277	$627

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PRINCIPAL INVESTMENT STRATEGIES
The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.
The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.
The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of portfolio liquidity.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	Risks of Investing Principally in Money Market Instruments:
•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

•	Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

•	Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Portfolio in which the Fund invests.

•	Risk Associated with Maintaining a Stable Share Price: If the market value of one or more of the Portfolio’s investments changes substantially during the period when the Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates: At the date of this Prospectus short-term interest rates approach 0%, and so the Fund’s yield is very low. If the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Repurchase Agreement Risk: The Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio could lose money.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

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•	Risk of Regulation of Money Market Funds: The SEC has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Portfolio.

•	Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

PERFORMANCE
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Please call (800) 544-4653 for the Fund’s current 7-day yield.
State Street Institutional Treasury Plus Money Market Fund
Total Return for the Calendar Years Ended December 31
Bar Chart:

2008:	1.27%
2009:	0.02%
2010:	0.00%
Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/10).
Average Annual Total Returns
For the Periods Ended December 31, 2010

		Since the Inception
		Date of the Fund
	1-Year	(Annualized)
State Street Institutional Treasury Plus Money Market Fund	0.00%	0.62%
Investment Adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
An initial purchase of $1,000 and subsequent purchases of $100 or more are required for an investment in the Van Eck Money Fund by non-retirement accounts. There are no purchase minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program. Minimums may be waived for initial and subsequent purchases exchanged from other Van Eck Funds and through “wrap fee” and similar programs offered without a sales charge by certain financial institutions.
You may redeem Fund shares on any day the Fund is open for business.
You may purchase, redeem, exchange, or transfer ownership of shares of the Van Eck Money Fund through your financial representative or directly through Van Eck’s Shareholder Servicing Agent, DST Systems, Inc. (DST) by mail or telephone, as stated below, on any day that the Fund and DST are open for business.

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The mailing address at DST is:
Van Eck Global
P.O. Box 218407
Kansas City, MO 64121-8407
For overnight delivery:
Van Eck Global
210 W. 10th St., 8th Fl.
Kansas City, MO 64105-1802
By Telephone:
To telephone the Van Eck Funds at DST, call Van Eck’s Account Assistance at 1-800-544-4653.
If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Brokers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your representative to recommend the Fund over another investment. Ask your representative or visit your financial intermediary’s Website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S AND PORTFOLIO’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS
TREASURY PLUS FUND
INVESTMENT OBJECTIVE
     The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.
PRINCIPAL INVESTMENT STRATEGIES
     The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.
     The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.
     The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities and to maintain a high level of portfolio liquidity.
     The investment objective of the Treasury Plus Fund, as stated in the Fund’s Fund Summary, may be changed without shareholder approval.
     Additional Information About Risks
     Interest Rate Risk. During periods of rising interest rates, the Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, the Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If the Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall.
     Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be.
     Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for the Portfolio holding the securities to determine their values. The Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price.
     Market Risk. The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation

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may also change the way in which the Fund and Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio.
     Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio with substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise not choose to do so.
     Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund.
     Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.
     U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.
ADDITIONAL INFORMATION ABOUT THE FUND’S AND PORTFOLIO’S NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS
The investments described below reflect the Fund’s and Portfolio’s current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:
     Investment in other Investment Companies. The Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If the Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.
     Temporary Defensive Positions. From time to time, the Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. The Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

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PORTFOLIO HOLDINGS DISCLOSURE
     The Fund’s portfolio holdings disclosure policy is described in the SAI.
MANAGEMENT AND ORGANIZATION
     The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio” or “Portfolio”) a series of the State Street Master Funds, a registered investment company in which the Fund invests.
     The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.
     The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objective of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.
     The Adviser. State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.01 trillion as of December 31, 2010 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $200.8 billion in assets under management at December 31, 2010. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in its Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. Effective February 18, 2011, the contractual management fee rate in the Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date. For the year ended December 31, 2010, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.062% for Treasury Plus Portfolio. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that the Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolio’s investments.
     A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2010. A summary of the factors considered by the Board of Trustees in connection with the approval of the change described above regarding the Fund’s contractual management fee rate will be included in the Fund’s semi-annual report to shareholders dated June 30, 2011.
     The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
     The Administrator, Sub-Administrator and Custodian. Effective February 1, 2011, the Fund has retained the Adviser to serve as administrator for a fee at the annual rate of 0.05% of the Fund’s average daily net assets. (Prior to that time, State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, served as administrator of the Fund for an annual fee of

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$25,000.) Effective February 1, 2011, State Street serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.
     The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent for the Treasury Plus Fund.
     The Distributor. State Street Global Markets, LLC serves as the Treasury Plus Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.
SHAREHOLDER INFORMATION
DETERMINATION OF NET ASSET VALUE
The Treasury Plus Fund determines its NAV per share once each business day at 5:00 p.m. Eastern Time (“ET”) except for days when the New York Stock Exchange (“NYSE”) closes earlier than its regular closing time (the time when the Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.
All investments will qualify at the time of acquisition as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act. The Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund. The Fund reserves the right to cease accepting investments at any time or to reject any investment order. In addition, the Fund may limit the amount of a purchase order received after 5:00 p.m. ET.
Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.
     The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the shares of the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and service providers to the Fund periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading in the Fund’s shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Fund or the Fund’s shareholders.
     All redemption requests regarding shares of the Fund placed after 3:00 p.m. may only be placed by telephone. The Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. until the next business day. The Fund reserves the right in its discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Fund, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Fund.

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CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PAYMENTS
     To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Investment Class shares of the Fund, the Fund makes payments, from the assets attributable to its Investment Class shares, to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% of the Fund’s net assets attributable to its Investment Class shares. Because Rule 12b-1 fees are paid out of the Fund’s Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges. All Investment Class shareholders share in the expense of Rule 12b-1 fees paid by the Fund. It is expected that the Distributor will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Fund.
     The Fund’s Investment Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, as well as Van Eck Securities Corporation, which have entered into shareholder servicing agreements with the Fund or the Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Fund. The Fund will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of the Fund’s net assets. The Fund expects to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.
PAYMENTS TO FINANCIAL INTERMEDIARIES
     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser, as well as Van Eck Securities Corporation) whose clients or customers invest in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.
DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS
     The Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.
     A purchase or redemption order in the Van Eck Money Fund is effective if it is received in good order (a purchase request is in good form if it meets the requirements implemented from time to time by the Fund’s transfer agent or the Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and accepted by the shareholder servicing agent for the Van Eck Money Fund, DST Systems, Inc., and is placed before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a business day that the Federal Reserve is open. Your Van Eck Money Fund shares will begin earning dividends as declared by the Fund on the next business day that the Federal Reserve is open after their purchase is effective and will continue to earn dividends as declared by the Fund up to and including the business day that the Federal Reserve is open on which their redemption is effective.
     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.
     The Fund has elected to be treated as a regulated investment company and intends each year to qualify to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

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     For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares.
     The Fund generally does not expect to make distributions that are eligible for taxation as long-term capital gains.
     Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.
     If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2012.
PURCHASES, REDEMPTIONS, EXCHANGES, AND TRANSFERS IN THE VAN ECK MONEY FUND
Through a Financial Intermediary
The Van Eck Money Fund has no sales charge, whether you use a broker or other financial intermediary (such as a bank) or not. Some intermediaries may charge a fee for their services. Contact your financial intermediary’s representative for details.
Through Van Eck’s Shareholder Servicing Agent, DST Systems, Inc. (DST)
You may purchase, redeem, exchange, or transfer ownership of shares directly through DST by mail or telephone, as stated below.
The mailing address at DST is:
Van Eck Global
P.O. Box 218407
Kansas City, MO 64121-8407
For overnight delivery:
Van Eck Global
210 W. 10th St., 8th Fl.
Kansas City, MO 64105-1802
     Van Eck is responsible for transmitting your purchase or redemption request in good form and in a timely manner to the applicable Fund(s). A Fund will not be responsible for delays by Van Eck in transmitting your purchase request, including timely transfer of payment, or redemption request to the Fund.
Non-resident aliens cannot make a direct investment to establish a new account in the Van Eck Money Fund, but may invest through their broker or agent and certain foreign financial institutions that have agreements with Van Eck.
To telephone the Van Eck Funds at DST, call Van Eck’s Account Assistance at 1-800-544-4653.
PURCHASE BY MAIL
     To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, starter checks, money orders, travelers checks, cashier checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts. For further details, see the Application or call Account Assistance. If you choose to purchase, exchange or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 210 W. 10th St., 8th Fl. Kansas City, MO 64105-1802. There will be a time lag, which may be

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one or more days, between regular mail receipt at the Kansas City post office box and redelivery to such physical location of Van Eck, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.
TELEPHONE REDEMPTION—PROCEEDS BY CHECK 1-800-345-8506
If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.
EXPEDITED REDEMPTION—PROCEEDS BY WIRE 1-800-345-8506
If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.
WRITTEN REDEMPTIONS
Your written redemption request must include:
•	The Van Eck Money Fund name and account number.

•	Number of shares or dollar amount to be redeemed, or a request to sell “all shares.”

•	Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in case of estates, trusts, guardianships, custodians, partnerships and corporations, as requested by DST.

•	Special instructions, including bank wire information or special payee or address.
A signature guarantee for each account holder will be required if:
•	The redemption is for $50,000 or more.

•	The redemption amount is wired.

•	The redemption amount is paid to someone other than the registered owner.

•	The redemption amount is sent to an address other than the address of record.

•	The address of record has been changed within the past 30 days.
Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.
CHECK WRITING
If your account has the optional Redemption By Check Privilege, you can write checks against your account for a minimum of $250 and a maximum of $5 million. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.
TELEPHONE EXCHANGE 1-800-345-8506
If your account has the optional Telephone Exchange Privilege, you can exchange between Class A shares of a series of the Van Eck Funds (the “Van Eck Funds”), with no sales charge. [Shares originally purchased into the Van Eck Money Fund (or previously into the Van Eck U.S. Government Money Fund) that paid no sales charge may pay an initial sales charge the first time they are exchanged from the Van Eck Money Fund into Class A shares of the Van Eck Funds.] Shares must be on deposit in your account to be eligible for exchange. For further details regarding exchanges, please see the Application, “Frequent Trading Policy” and “Unauthorized Telephone Requests” below, or call Account Assistance.

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WRITTEN EXCHANGES
Written requests for exchange must include:
•	The Van Eck Money Fund name and account number to be exchanged out of

•	The Van Eck Fund to be exchanged into

•	Directions to exchange “all shares” or a specific number of shares or dollar amount

•	Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships, and corporations, as requested by DST.
For further details regarding exchanges, please see the applicable information in “Telephone Exchange” above.
TRANSFER OF OWNERSHIP
Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.
FREQUENT TRADING POLICY
Your purchase order may be rejected for any reason and your exchange transaction may be limited or rejected if Van Eck Securities Corporation (“Van Eck”), selling agent for the Fund, believes that a shareholder is engaging in market timing activities that are prohibited by Van Eck or the Fund.
UNAUTHORIZED TELEPHONE REQUESTS
Like most financial organizations, Van Eck, the Van Eck Money Fund, DST, and the Distributor may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller’s identity and authority to act on the account are not followed. If you do not want to authorize the Telephone Exchange or Redemption Privilege on your eligible account, you must refuse it on the Van Eck Account Application, broker/agent instructions or by written notice to DST. Van Eck, the Van Eck Money Fund, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.
AUTOMATIC INVESTMENT PLAN
You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Van Eck Money Fund account. For further details and to request an application, contact Account Assistance.
AUTOMATIC EXCHANGE PLAN
You may authorize DST to periodically exchange a specified dollar amount from your account in the Van Eck Money Fund to Class A shares of the Van Eck Funds. See “Telephone Exchange” above. For further details and to request an Application, contact Account Assistance.
AUTOMATIC WITHDRAWAL PLAN
You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Van Eck Money Fund account and mail a check to you for the proceeds. Your Van Eck Money Fund account must be valued at $10,000 or more to establish the Plan. For further details and to request an Application, contact Account Assistance.
MINIMUM PURCHASE
An initial purchase of $1,000 and subsequent purchases of $100 or more are required for non-retirement accounts. There are no purchase minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program. Minimums may be waived for initial and subsequent purchases exchanged from other Van Eck Funds and through “wrap fee” and similar programs offered without a sales charge by certain financial institutions.

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ACCOUNT VALUE AND REDEMPTION
If the value of your account falls below $1,000 after the initial purchase, the Van Eck Money Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above except if established by exchange from other Van Eck Funds.
CERTIFICATES
The Van Eck Money Fund does not issue certificates.
RESERVED RIGHTS
The Van Eck Money Fund reserves the following rights:
•	To suspend sales of shares to the public.

•	To reject any purchase order.

•	To reject any exchange request and to modify or terminate exchange privileges.

•	To pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of Van Eck or the Adviser, an earlier payment could adversely affect the Van Eck Money Fund or the Treasury Plus Fund.

•	To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.
Customer Identification Program. To help the government fight the funding of terrorism and money laundering activities, federal law requires certain personal information to be obtained from you (or persons acting on your behalf) in order to verify your (or such persons’) identity when you open an account, including name, address, date of birth, and other information (which may include certain documents) that will allow your identity to be verified. If this information is not provided, you may not be allowed to open your account. If your identity (or that of another person authorized to act on your behalf) is not verified shortly after your account is opened, or if potentially criminal activity has possibly been identified, the Fund, the Distributor, Van Eck Money Fund, Van Eck Securities Corporation, DST Systems, Inc., and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.
HOUSEHOLDING
If more than one member of a household is a shareholder of any of the funds in the Van Eck Family of Funds, regulations allow single copies of shareholder reports, proxy statements, prospectuses and prospectus supplements to be sent to a shared address for multiple shareholders (“householding”). However, if you prefer to continue to receive such mailings separately now or in the future, please call Van Eck Account Assistance at 1-800-544-4653.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table is intended to help you understand the financial performance of the Fund, since its inception. Certain information reflects financial results for a single Investment Class share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period is presented below (a):

	Net Asset		Gain			Distributions	Distributions
	Value	Net	(Loss)		Total from	from Net	from
	Beginning	Investment	on		Investment	Investment	Capital		Total
Period Ended December 31,	of Period	Income/(Loss)	Investments		Operations	Income	Gains		Distributions
Treasury Plus Money
Market Fund
Investment Class
2010	$1.0000	$0.0000 (d)	$(0.0000	)(d)	$0.0000 (d)	$—	$—		$—
2009	$1.0000	$0.0001	$0.0001		$0.0002	$(0.0002)	$(0.0000	)(d)	$(0.0002)
2008	$1.0000	$0.0126	$0.0000	(d)	$0.0126	$(0.0126)	$—		$(0.0126)
2007(f)	$1.0000	$0.0068	$—		$0.0068	$(0.0068)	$—		$(0.0068)

	Net Asset	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets
	Value					Net			End of
	End	Total		Gross	Net	Investment		Expense	Period
Period Ended December 31,	of Period	Return(b)		Expenses	Expenses	Income		Waiver(c)	(000s omitted)
Treasury Plus Money
Market Fund
Investment Class
2010	$1.0000	0.00	%(e)	0.50%	0.15%	0.00	%(e)	0.35%	$122,577
2009	$1.0000	0.02%		0.50%	0.17%	0.00	%(e)	0.33%	$146,099
2008	$1.0000	1.27%		0.51%	0.40%	1.06%		0.11%	$215,585
2007(f)	$1.0000	0.68%		0.60%*	0.60%*	3.55	%*	—	$253,745

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s shares commenced operations on October 24, 2007.

*	Annualized.

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For more detailed information, see the Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus.
Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year ending December 31.
•	Call Van Eck at 800-826-1115, or visit the Van Eck website at vaneck.com to request, free of charge, the annual or semi-annual reports, the SAI, or other information about the Fund.

•	Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 202-942-8090.

•	Reports and other information about the Fund are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.
Van Eck Global
c/o DST Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407
800.544.4653
SEC REGISTRATION NUMBER: 811-09819.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST
(the “Trust”)
P.O. Box 5049
Boston, Massachusetts 02206
STATE STREET EQUITY 500 INDEX FUND ADMINISTRATIVE SHARES (STFAX)
STATE STREET EQUITY 500 INDEX FUND R SHARES
STATE STREET EQUITY 500 INDEX FUND SERVICE SHARES (STBIX)
STATE STREET EQUITY 400 INDEX FUND
STATE STREET EQUITY 2000 INDEX FUND
STATE STREET AGGREGATE BOND INDEX FUND
STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND INSTITUTIONAL CLASS (SSIXX)
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND INVESTMENT CLASS (SSVXX)
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND SERVICE CLASS (LRSXX)
STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND (STFLX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND INSTITUTIONAL CLASS (GVMXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND INVESTMENT CLASS (GVVXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SERVICE CLASS (GVSXX)
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND INSTITUTIONAL CLASS (SSTXX)
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND INVESTMENT CLASS (TFVXX)
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND SERVICE CLASS (TASXX)
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND INSTITUTIONAL CLASS (TRIXX)
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND INVESTMENT CLASS (TRVXX)
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND SERVICE CLASS (TYSXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND INSTITUTIONAL CLASS (TPIXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND INVESTMENT CLASS (TPVXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND SERVICE CLASS (TPSXX)
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 2011
This Statement of Additional Information (“SAI”) relates to the prospectuses dated April 30, 2011, as amended from time to time thereafter for each of the Funds listed above.
The SAI is not a prospectus and should be read in conjunction with the Prospectuses. A copy of each Prospectus can be obtained free of charge by calling (866) 392-0869 or by written request to the Trust at the address listed above.
The Trust’s financial statements for the fiscal year ended December 31, 2010, including the independent registered public accounting firm report thereon, are included in the Trust’s annual report and are incorporated into this SAI by reference. A copy of the Trust’s annual report is available, without charge, upon request, by calling (866) 392-0869 or by written request to the Trust at the address above.

GENERAL
     The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000.
     The Trust is an open-end management investment company. The Trust comprises the following diversified series:
•	State Street Equity 500 Index Fund (the “Equity 500 Index Fund”);

•	State Street Equity 400 Index Fund (the “Equity 400 Index Fund”);

•	State Street Equity 2000 Index Fund (the “Equity 2000 Index Fund”);

•	State Street Aggregate Bond Index Fund (the “Aggregate Bond Index Fund”);

•	State Street Institutional Limited Duration Bond Fund (the “Limited Duration Bond Fund”);

•	State Street Institutional Liquid Reserves Fund (the “ILR Fund”);

•	Street Institutional Short-Term Tax Exempt Bond Fund (the “Short-Term Tax Exempt Bond Fund”);

•	State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund”);

•	State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”)

•	State Street Institutional Treasury Money Market Fund (the “Treasury Fund”); and

•	State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund”)
The Equity 500 Index Fund, Equity 400 Index Fund, Equity 2000 Index Fund and Aggregate Bond Index Fund are referred to in this SAI as the “Index Funds.” The ILR Fund, Treasury Fund, Treasury Plus Fund, Tax Free Fund and U.S. Government Fund are referred to in this SAI as the “Money Funds” or “Money Market Funds.” The Treasury Fund and Treasury Plus Fund are referred to in this SAI as the “Treasury Funds.” The Limited Duration Bond Fund and Short-Term Tax Exempt Bond Fund are referred to in this SAI as the “Bond Funds.” All Funds together are referred to in this SAI as the “Funds” and each Fund may be referred to in context as the “Fund” as appropriate.
Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding master portfolio of the State Street Master Funds (each a “Portfolio” and collectively the “Portfolios”) that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. The table below shows the respective Portfolio in which each Fund invests.

Feeder Fund	Master Portfolio
Equity 500 Index Fund	State Street Equity 500 Index Portfolio (“Equity 500 Index Portfolio”)
Equity 400 Index Fund	State Street Equity 400 Index Portfolio (“Equity 400 Index Portfolio”)
Equity 2000 Index Fund	State Street Equity 2000 Index Portfolio (“Equity 2000 Index Portfolio)
Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio (“Aggregate Bond Index Portfolio”)
Limited Duration Bond Fund	State Street Limited Duration Bond Portfolio (“Limited Duration Bond Portfolio”)
ILR Fund	State Street Money Market Portfolio (“Money Market Portfolio”)
Short-Term Tax Exempt Bond Fund	State Street Short-Term Tax Exempt Bond Portfolio (“Short-Term Tax Exempt Bond Portfolio”)
Tax Free Fund	State Street Tax Free Money Market Portfolio (“Tax Free Portfolio”)
U.S. Government Fund	State Street U.S. Government Money Market Portfolio (“U.S. Government Portfolio”)
Treasury Fund	State Street Treasury Money Market Portfolio (“Treasury Portfolio”)
Treasury Plus Fund	State Street Treasury Plus Money Market Portfolio (“Treasury Plus Portfolio”)
The Equity 500 Index Portfolio, Equity 400 Index Portfolio, Equity 2000 Index Portfolio and Aggregate Bond Index Portfolio are referred to in this SAI as the “Index Portfolios.” The Money Market Portfolio, Treasury Portfolio, Treasury Plus Portfolio and U.S. Government Portfolio are referred to in this SAI as the “Money Portfolios” or “Money Market Portfolios.” The Treasury Portfolio and Treasury Plus Portfolio are referred to in this SAI as the “Treasury Portfolios.” The Limited Duration Bond Portfolio and Short-Term Tax Exempt Bond Portfolio are referred to in this SAI as the “Bond Portfolios.” All Portfolios together are referred to in this SAI as the “Portfolios” and each Portfolio may be referred to in context as the “Portfolio” as appropriate.
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Each Fund’s Prospectus contains information about the investment objective and policies of that Fund. This SAI should only be read in conjunction with the Prospectus of the Fund or Funds in which you intend to invest.
In addition to the principal investment strategies and the principal risks of the Funds and Portfolios described in each Fund’s Prospectus, a Fund or Portfolio may employ other investment practices and may be subject to additional risks, which are described below. In reviewing these practices of the Funds, you should assume that the practices of the corresponding Portfolio are the same in all material respects.
Additional Information Concerning the S&P 500
The Equity 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s(R), a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P’s only relationship to the Equity 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500, which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Equity 500 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 500 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 500 Index Fund.
S&P does not guarantee the accuracy or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 500 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information Concerning the S&P MidCap 400
The Equity 400 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 400 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P MidCap 400 to track general stock market performance. S&P’s only relationship to the Equity 400 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400, which is determined, composed and calculated by S&P without regard to the Equity 400 Index Fund. S&P has no obligation to take the needs of the Equity 400 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P MidCap 400. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 400 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 400 Index Fund.
S&P does not guarantee the accuracy or the completeness of the S&P MidCap 400 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 400 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P MidCap 400 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
Additional Information Concerning the Russell 2000 Index
The Equity 2000 Index Fund is not sponsored, endorsed, promoted by, or in any way affiliated with Frank Russell Company (“Russell”). Russell is not responsible for and has not reviewed the Equity 2000 Index Fund or any associated literature or publications, and Russell makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000 Index. Russell’s publication of the Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 Index or any data included in the Index. Russell makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 Index or any data included therein, or any security (or combination thereof) comprising the Index. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Russell 2000 Index or any data or any security (or combination thereof) included therein.
Additional Information Concerning the Barclays Capital U.S. Aggregate Index (the “U.S. Aggregate Index”)
The Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Aggregate Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the U.S. Aggregate Index to track general performance. Barclays Capital’s only relationship to the Aggregate Bond Index Fund is the licensing of certain trademarks and trade names of Barclays Capital and of the U.S. Aggregate Index, which is determined, composed and calculated by Barclays Capital without regard to the Fund. Barclays Capital has no obligation to take the needs of the Aggregate Bond Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the U.S. Aggregate Index. Barclays Capital is not responsible for and has not participated in the determination of the price and number of shares of the Aggregate Bond Index Fund or the timing of the issuance or sale of shares of the Fund. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of shares of the Aggregate Bond Index Fund.
Barclays Capital does not guarantee the accuracy or the completeness of the U.S. Aggregate Index or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by the Aggregate Bond Index Fund, owners of shares of the Fund or any other person or entity from the use of the U.S. Aggregate Index or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Aggregate Index or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INVESTMENTS AND RISKS
To the extent consistent with its investment objective and restrictions, each Fund or Portfolio may invest in the following instruments and use the following techniques.
Cash Reserves
Each Index Portfolio and the Tax Free Portfolio may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or AA or higher by S&P or, if unrated, of comparable quality in the opinion of SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. At the time an Index Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser. To the extent that an Index Portfolio holds the foregoing instruments its ability to track its corresponding Index may be adversely affected. See Appendix A for more information on the ratings of debt instruments.
Credit Default Swaps
The Limited Duration Bond Portfolio may enter into credit default swap transactions. A credit default swap is an agreement between the Portfolio and a counterparty that enables the Portfolio to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” make periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Portfolio to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Portfolio potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.
As the protection buyer in a credit default swap, the Portfolio may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Portfolio. As the protection buyer, the Portfolio bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Portfolio in the event of a default (or similar event). In addition, when the Portfolio is a protection buyer, the Portfolio’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.
The Portfolio may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Portfolio would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Portfolio effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap.
The use of credit default swaps, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline because of the heightened risk that the counterparty may be unable to satisfy its payment obligations (particularly if the counterparty was the protection seller under the credit default swap contract). In addition, there is no guarantee that the Portfolio can eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Futures Contracts and Options on Futures
Each Index Portfolio may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.
Futures contracts. A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Futures contracts are traded in the United States only on commodity exchanges or boards of trade — known as “contract markets” — approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.
Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a “closing transaction”). Upon entering into a futures contract, an Index Portfolio is required to deposit an initial margin with the futures broker. The initial margin serves as a “good faith” deposit that an Index Portfolio will honor its futures commitments. Subsequent payments (called “variation margin” or “maintenance margin”) to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs. If the Portfolio is unable to enter into a closing transaction, the amount of the Portfolio’s potential loss may be unlimited.
Each Index Portfolio will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.
The Limited Duration Bond Portfolio may enter into futures contracts on securities in which it may invest and may purchase and write call and put options on such contracts.
The Limited Duration Bond Portfolio has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.
Options on futures contracts. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
The Limited Duration Bond Portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion of futures contracts.
Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Limited Duration Bond Portfolio is subject to the Adviser’s ability to predict movements in various factors affecting financial markets. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.
The use of options and futures strategies involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Limited Duration Bond Portfolio, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.
There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.
To reduce or eliminate a position held by the Limited Duration Bond Portfolio, the Portfolio may seek to close out such a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would likely continue to be exercisable in accordance with their terms.
U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.
Successful use of U.S. Treasury security futures contracts by the Limited Duration Bond Portfolio is subject to the Adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Portfolio has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Portfolio’s securities increase instead as a result of a decline in interest rates, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.
There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the Limited Duration Bond Portfolio has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Portfolio’s tax-exempt securities decrease, the Portfolio would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.
Illiquid Securities
Each Portfolio, except for the Treasury Portfolio, may invest in illiquid securities. Each Index Portfolio, Bond Portfolio and the Tax Free Portfolio will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay. Each Money Market Portfolio (and Money Market Fund) is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, each Money Market Portfolio (and Money Market Fund) has adopted the following liquidity policies (except as noted):

1.	The Portfolio/Fund may not purchase an illiquid security if, immediately after purchase, the Portfolio/Fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the Portfolio/Fund);

2.	The Portfolio/Fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the Portfolio/Fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct U.S. Government obligations) (this policy does not apply to the Tax Free Fund or the corresponding Tax Free Portfolio); and

3.	The Portfolio/Fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the Portfolio/Fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct U.S. Government obligations and Government agency discount notes with remaining maturities of 60 days or less).

Lending of Portfolio Securities
Each Index Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by an Index Portfolio. An Index Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. An Index Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, an Index Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.
Options on Securities and Securities Indices
Each Index Portfolio may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Index Portfolios may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.
Purchase of Other Investment Company Shares
Each Portfolio may, to the extent permitted under the 1940 Act and exemptive rules and orders thereunder, invest in shares of other investment companies, which include Funds managed by SSgA FM and Nuveen Asset Management, LLC, which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Portfolio’s. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.
Repurchase Agreements
Each Portfolio, except for the Treasury Portfolio, may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time (normally one business day). The Portfolio will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolio may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Portfolio.

Section 4(2) Commercial Paper/Rule 144A Securities
Each Portfolio, other than the Treasury Portfolios and the Short-Term Tax Exempt Bond Portfolio, may also invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) (“Section 4(2) paper”) or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”). The U.S. Government Portfolio may invest in Rule 144A securities, but not Section 4(2) paper.
Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Rule 144A securities generally must be sold only to other qualified institutional buyers.
Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of each Fund’s and Portfolio’s percentage limitations on illiquid securities when the Adviser (pursuant to guidelines adopted by the Board of Trustees) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities.
U.S. Government Securities
Each Portfolio may purchase U.S. government securities. With respect to U.S. Government securities, the Treasury Portfolio will invest exclusively in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds maturing within 397 days, and other mutual funds, subject to regulatory limitations, that invest exclusively in such obligations. The Treasury Plus Portfolio will invest substantially all of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The types of U.S. government obligations in which each other Portfolio may at times invest include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.
The Money Portfolios may purchase U.S. government obligations on a forward commitment basis. The Money Portfolios, except for the Treasury Portfolios, may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers (“CPI-U”).
Treasury Inflation-Protected Securities
The Limited Duration Bond Portfolio may invest in Inflation-Protection Securities (“IPSs”), a type of inflation-indexed Treasury security. IPSs typically provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the CPI-U.
Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.
IPSs also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation-adjusted principal amount for the maturity date is less than the security’s principal amount at issuance. The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation-adjusted principal amount for the maturity date.

When-Issued Securities
Each Portfolio may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Portfolio’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Portfolio. When entering into a when-issued transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. The Money Portfolios will not invest more than 25% of their respective net assets in when-issued securities.
Securities purchased on a when-issued basis and held by a Portfolio are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Portfolio remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the Portfolio’s net asset value (“NAV”).
When payment for when-issued securities is due, a Portfolio will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.
Reverse Repurchase Agreements
The Aggregate Bond Index Portfolio, the Tax Free Portfolio, the Limited Duration Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio may enter into reverse repurchase agreements under the circumstances described in “Investment Restrictions.” Under a reverse repurchase agreement, a Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Portfolio retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations from a Portfolio’s portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Portfolio’s custodian on the Portfolio’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by a Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Portfolio’s ability to reacquire the underlying securities.
Total Return Swaps and Interest Rate Swaps
The Aggregate Bond Index Portfolio and the Bond Portfolios may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. A Portfolio’s return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio’s repurchase agreement guidelines.
The Aggregate Bond Index Portfolio and Limited Duration Bond Portfolio may enter into interest rate swap transactions with respect to any security they are entitled to hold. Interest rate swaps involve the exchange by a Portfolio with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment. For example, the Portfolios may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Portfolios. In such an instance, the Portfolios may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of a Portfolio, the Portfolio would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Portfolio would likely lose money on the swap transaction.
Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“YCDs”)
The Aggregate Bond Index Portfolio, the Limited Duration Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks.
Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.
Forward Commitments
The Aggregate Bond Index Portfolio, the Bond Portfolios, the Tax Free Portfolio and the Money Portfolios may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the Portfolio of an advantageous yield or price.
Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.
Investment-Grade Bonds
The Aggregate Bond Index Portfolio and the Money Market Portfolio may invest in corporate notes and bonds that are rated investment-grade by a nationally recognized statistical rating organization (“NRSRO”) (and, in the case of the Money Market Portfolio, rated in one of the two short-term highest rating categories by at least two NRSROs or by one NRSRO if only one NRSRO has rated the security) or, if unrated, are of comparable quality to the rated securities described above, as determined by the Adviser, in accordance with procedures established by the Board of Trustees. Investment-grade securities include securities rated Baa by Moody’s or BBB- by S&P (and securities of comparable quality), which have speculative characteristics.
Mortgage-Related Securities
The Aggregate Bond Index Portfolio, the Limited Duration Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio may invest in mortgage-related securities. Mortgage-related securities represent an interest in a pool of, or are secured by, mortgage loans. Mortgage-related securities may be issued or guaranteed by (i) US Government agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”) (also known as Ginnie Mae), the Federal National Mortgage Association (“FNMA”) (also known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (“FHLMC”) (also known as Freddie Mac) or (ii) other issuers, including private companies.
Many mortgage-related securities provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on many mortgage-related securities are a “pass-through” of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will typically result in early payment of the applicable mortgage-related securities. The occurrence of mortgage prepayments is affected by a variety of factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities.
Because of the possibility of prepayments (and due to scheduled repayments of principal), mortgage-related securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. Prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Funds.
Collateralized mortgage obligations (“CMOs”) may be issued by a U.S. Government agency or instrumentality or by a private issuer. CMOs are typically structured with classes or series that have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to its terms. However, monthly principal payments and any prepayments from the collateral pool are generally paid first to the holders of the most senior class. Thereafter, payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Any or all classes of obligations of a CMO may be paid off sooner than expected because of an increase in the payoff speed of the pool. Changes in prepayment rates may have significant effects on the values and the volatility of the various classes and series of a CMO. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.
Stripped mortgage-related securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-related securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-related securities may be more volatile and less liquid than that for other mortgage-related securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.
Government Mortgage-Related Securities
GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-related securities. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same interest rate risk as comparable privately issued mortgage-related securities. Therefore, the effective maturity and market value of a fund’s GNMA securities can be expected to fluctuate in response to changes in interest rate levels.
Residential mortgage loans are also pooled by FHLMC, a corporate instrumentality of the U.S. Government. The mortgage loans in FHLMC’s portfolio are not government backed; FHLMC, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on FHLMC securities. FHLMC also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.
FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.
Mortgage-Backed Security Rolls
The Aggregate Bond Index Portfolio may enter into “forward roll” transactions with respect to mortgage-related securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, a Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will typically bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. A Portfolio that engages in a forward roll transaction forgoes principal and interest paid on the securities sold during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Portfolio earns interest by investing the transaction proceeds during the roll period. A forward roll transaction may create investment leverage. A Portfolio is subject to the risk that the value of securities to be purchased pursuant to a forward roll transaction will decline over the roll period, and that the Portfolio’s counterparty may be unwilling or unable to perform its obligations to the Portfolio. Upon entering into a mortgage-backed security roll, the participating Portfolio will segregate on its records cash, US Government securities or other high-grade debt securities in an amount sufficient to cover to its obligation under the roll.
Other Asset-Backed Securities
The Aggregate Bond Index Portfolio and the Money Market Portfolio may invest in asset-backed securities that are not mortgage-related. Asset-backed securities other than mortgage-related securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are typically similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity, or by priority to certain of the borrower’s other securities. The degree of credit-enhancement varies, applying only until exhausted and generally covering only a fraction of the security’s par value.
The value of such asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments, or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in generally the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-related securities. Use of asset-backed securities will represent less than 5% of the Money Market Portfolio’s total assets by issuer.
Variable and Floating Rate Securities
The Aggregate Bond Index Portfolio, the Bond Portfolios, the Money Market Portfolio, the Tax Free Portfolio and the U.S. Government Portfolio may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Limited Duration Bond Portfolio may also invest in funding agreements, which are privately placed, unregistered obligations negotiated with a purchaser.
Variable Amount Master Demand Notes
The Money Market Portfolio, the U.S. Government Portfolio and the Bond Portfolios may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.
Zero Coupon Securities
The Aggregate Bond Index Portfolio, the Bond Portfolios, the Money Market Portfolio and the U.S. Government Portfolio may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. The Portfolios will not receive cash payments on a current basis from the issuer in respect of accrued original issue discount (“OID”), but investors will be required to accrue OID for U.S. federal income tax purposes. To generate sufficient cash for a Fund to make the requisite distributions to maintain its qualification for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund may be required to redeem a portion of its interest in a Portfolio in order to obtain sufficient cash to satisfy the 90% distribution requirement with respect to the OID accrued on zero coupon bonds. The Portfolio in turn may sell investments in order to meet such redemption requests, including at a time when it may not be advantageous to do so.
The Money Portfolio, the U.S. Government Portfolio and the Bond Portfolios may invest no more than 25% of their respective total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.
Municipal and Municipal-Related Securities
Municipal securities may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.
The Tax Free Portfolio and the Bond Portfolios may invest in municipal and municipal-related securities. Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. The Portfolios may be more adversely impacted by changes in tax rates and policies than other funds. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Portfolio’s ability to acquire and dispose of municipal securities at desirable yield and price levels. Concentration of a Portfolio’s investments in these municipal obligations will subject the Portfolio, to a greater extent than if such investment was not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration.
Auction Rate Securities. Auction rate municipal securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Portfolio will take the time remaining until the next scheduled auction date into account for purposes of determining the securities’ duration. The Tax Free Portfolio does not invest in auction rate securities.

Industrial Development and Private Activity Bonds. Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; ports and airport facilities; colleges and universities; and hospitals. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Some authorities provide further security in the form of a state’s ability without obligation to make up deficiencies in the debt service reserve fund.
Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. As noted in each Portfolio’s Prospectus and discussed below under “Taxation of the Funds,” interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.
Insured Municipal Securities. Insured municipal securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a fund to receive only the face or par value of the securities held by the fund, but the ability to be paid is limited to the claims paying ability of the insurer. The insurance does not guarantee the market value of the municipal securities or the net asset value of a fund’s shares. Insurers are selected based upon the diversification of its portfolio and the strength of the management team which contributes to the claims paying ability of the entity. However, the Adviser selects securities based upon the underlying credit with bond insurance viewed as an enhancement only. The Adviser’s objective is to have an enhancement that provides additional liquidity to insulate against volatility in changing markets.
Municipal Leases. The Tax Free Portfolio and Short-Term Tax Exempt Bond Portfolio may purchase participation interests in municipal obligations, including municipal lease/purchase agreements. Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. Certain participation interests may permit a Portfolio to demand payment on not more than seven days’ notice, for all or any part of the fund’s interest, plus accrued interest.
Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Some leases or contracts include “non-appropriation” clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, the Portfolios will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.
Whether a municipal lease agreement will be considered illiquid for the purpose of a Portfolio’s restriction on investments in illiquid securities will be determined in accordance with procedures established by the Board of Trustees.
Pre-Refunded Municipal Securities. The interest and principal payments on pre-refunded municipal securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government securities. These payments have been “pre-refunded” using the escrow fund.
Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. Subject to applicable regulatory requirements, a Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian and the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.
Tax Exempt Commercial Paper
The Tax Free Portfolio and the Bond Portfolios may invest in tax exempt commercial paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Portfolios will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody’s Investors Service, Inc., A-1 by Standard & Poor’s Rating Group or F-1 by Fitch Ratings. See Appendix A for more information on the ratings of debt instruments.
Investment Restrictions
The Portfolios in which the Funds invest each have substantially the same investment restrictions as their corresponding Funds. In reviewing the description of a Fund’s investment restrictions below, you should assume that the investment restrictions of the corresponding Portfolio are the same in all material respects as those of the Fund.
The Trust has adopted the following restrictions applicable to the Index Funds, which may not be changed without the affirmative vote of a “majority of the outstanding voting securities” of a Fund, which is defined in the 1940 Act, to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy. Each Index Fund may not:
(1)	Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

(2)	Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4)	Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

(5)	Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6)	With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities issued by other investment companies.

(7)	With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer, provided that such limitation does not apply to securities issued by other investment companies.

(8)	Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, more than 25% of the Fund’s total assets would be invested in any one industry.

(9)	Issue any class of securities which is senior to the Fund’s shares, to the extent prohibited by the 1940 Act.

In addition, it is contrary to each Index Fund’s present policy, which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.
The Trust has also adopted the following fundamental investment policies, which, with respect to the Money Funds (excluding the Tax Free Fund), may not be changed without the approval of a majority of the shareholders of the respective Fund, as defined above. Each Money Fund (excluding the Tax Free Fund) will not:
(1)	Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Foreign and domestic branches of U.S. and foreign banks are not considered a single industry for purposes of this restriction.

(2)	Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund’s assets taken at market value, less liabilities other than borrowings. If at any time the Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

(3)	Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33 1/3% of the value of the Fund’s total assets to secure borrowings permitted by paragraph (2) above.

(4)	Invest in securities of any one issuer (other than securities issued by the U.S. government, its agencies, and instrumentalities or securities issued by other investment companies), if immediately after and as a result of such investment the current market value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s assets or the Fund would hold more than 10% of the outstanding voting securities of such issuer.

(5)	Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into “repurchase agreements.” The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund’s total assets.

(6)	Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.

(7)	Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

(8)	Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.
Notwithstanding the concentration policy of the Money Funds (as set forth in Investment Restriction No. 1, above) the Money Funds are permitted to invest, without limit, in bankers’ acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Money Funds will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks (although the Fund would only do so if the Adviser were to determine that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks). The Money Funds may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Money Funds’ quality standards in the banking industry justify any additional risks associated with the concentration of the Fund’s assets in such industry. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.
All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.
The Trust has also adopted the following fundamental investment restrictions, which, with respect to the Tax Free Fund and the Bond Funds, may not be changed without the approval of a majority of the outstanding voting securities of the respective Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (i) more than 50% of the outstanding interests of the Fund and (ii) 67% or more of the interests present at a meeting if more than 50% of the outstanding interests are present at the meeting in person or by proxy.
Each of the Tax Free Fund and the Bond Funds will not:
(1)	issue any class of securities which is senior to the Fund’s shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law from time to time.
Note: The 1940 Act currently prohibits an open-end investment company from issuing any senior securities, except to the extent it is permitted to borrow money (see Note following restriction 2, below).
(2)	borrow money, except to the extent permitted by applicable law from time to time, or purchase securities when outstanding borrowings of money exceed 5% of the Fund’s total assets;
Note: The 1940 Act currently permits an open-end investment company to borrow money from a bank (including by entering into reverse repurchase agreements) so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.
(3)	act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws

(4)	(i) as to 75% of its total assets, purchase any security (other than U.S. Government securities and securities of other investment companies), if as a result more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer, or (ii) purchase any security (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry; there is no limit on the Tax Free Fund’s investments in municipal securities (for purposes of this investment restriction, investment companies are not considered to be part of any industry);

(5)	make loans, except by purchase of debt obligations or other financial instruments, by entering into repurchase agreements, or through the lending of its portfolio securities;

(6)	purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectuses or this SAI at the time; and

(7)	purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).
All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees.
Disclosure of Portfolio Holdings
Introduction
Each Fund currently invests all of its assets in a related Portfolio, each of which is a series of State Street Master Funds (“Master Trust”), that has the same investment objectives and substantially the same investment policies as the relevant Fund. The Master Trust and the Trust, on behalf of each of their respective series (collectively, the “Trusts”), have adopted a joint portfolio holdings disclosure policy (the “Policy”).
The Trusts disclose to the general public the complete schedule of portfolio holdings of their respective Portfolios or Funds for the second and fourth fiscal quarters on Form N-CSR, and for the first and third fiscal quarters on Form N-Q, within 60 days of the end of the respective quarter, by filing the applicable Form with the Securities and Exchange Commission (the “SEC”). In addition, a complete list of portfolio holdings for each Money Fund and its corresponding Money Portfolio as soon as practicable after each week-end and as of month-end are posted on the Money Funds’ website on a monthly basis, approximately five business days after such month-end. Each Money Fund’s website also includes links to the SEC’s website where a user may obtain access to the most recent 12 months of publicly available filings on Form N-MFP by the Fund and its corresponding Money Portfolio.
General Policy
In general, the Policy provides that portfolio holdings may be disclosed by the Trusts on a selective basis only by an officer of the Trusts or a member of the Adviser’s compliance department (“Authorizing Officer”) where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders. The Authorizing Officer shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Adviser, the Fund’s underwriter and their affiliates on the other. For example, an Authorizing Officer may inquire whether a portfolio manager of a Fund has entered into any special arrangements with the requestor to share confidential portfolio holdings information in exchange for a substantial investment in the Funds or other products managed by the portfolio manager. Any potential conflicts between shareholders and affiliated persons of the Funds that arise as a result of a request for portfolio holdings information shall be evaluated by the Authorizing Officer in the best interests of shareholders.
The Policy provides that portfolio holdings information for the Funds may be made available more frequently and prior to its public availability in accordance with the foregoing to:
1.	Unaffiliated Service Providers. Various firms, such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require portfolio holdings information to provide services to the Funds. The frequency with which portfolio holdings may be disclosed to an Unaffiliated Service Provider, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Unaffiliated Service Provider, is determined based on the facts and circumstances surrounding the disclosure, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an Unaffiliated Service Provider varies and may be as frequent as daily, with no time delay. In general, the Funds’ contractual arrangements with Unaffiliated Service Providers subject them to a duty of confidentiality. Each of the Funds’ Unaffiliated Service Providers as of the date of this SAI for which the Funds may provide portfolio holdings information is identified in the Funds’ Prospectus and this SAI; in addition, Vintage Filings, LLC (financial printer) is an Unaffiliated Service Provider.

2.	Ratings and Rankings Agencies. Organizations that publish ratings and/or rankings of the Funds. The table below sets forth the names of those organizations as of the date of this SAI to whom the Funds (or the Master Trust on behalf of the Funds) may provide portfolio holdings information on a monthly or quarterly basis within one to ten business days after the end of the period:

NAME Bloomberg L.P. Lipper Analytical Services Fitch, Inc. Morningstar, Inc.

3.	Fund Affiliates and Fiduciaries. Various firms, such as (1) the Adviser, State Street Bank and Trust Company (“State Street”) and its affiliates (in their capacities as administrator, transfer agent and custodian) and the distributor to a Fund; and (2) an accounting firm, an auditing firm, or outside legal counsel retained by the Adviser, an affiliate of the Adviser, or a Fund. The frequency with which portfolio holdings may be disclosed to Fund Affiliates and Fiduciaries, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Fund Affiliates and Fiduciaries, is determined based on the facts and circumstances surrounding the disclosure, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to Fund Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag.

4.	As Required by Law. Any party as required by applicable laws, rules, and regulations. Examples of such required disclosures include, but are not limited to, disclosure of Fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body (including, without limitation, filings by the Adviser and its affiliates on Schedules 13D, 13G and 13F), (2) upon the request of the SEC or another regulatory body, (3) in connection with a lawsuit, or (4) as required by court order.

5.	Waiver. Any other party, for a legitimate business purpose, upon waiver or exception, with the consent of the Trust’s officers, which will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.
Prohibitions on Disclosure of Portfolio Holdings
The Policy provides that portfolio managers and other senior officers or spokespersons of the Adviser, State Street or the Trusts may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Policy. For example, the Adviser may indicate that a Fund owns shares of XYZ Company only if the Fund’s ownership of such company has previously been publicly disclosed.
Additional Matters
None of the Funds, the Adviser, State Street or any other party may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. The Trust’s Board of Trustees has approved the Policy, and will review any material changes to the Policy, and will periodically review persons or entities receiving non-public disclosure.
MANAGEMENT OF THE TRUST
The Trustees are responsible for generally overseeing the Trust’s business. The following table provides information with respect to each Trustee, including those Trustees who are not considered to be “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and officer of the Trust.

				NUMBER OF
				FUNDS IN	OTHER
		TERM OF		FUND	DIRECTORSHIPS
	POSITION(S)	OFFICE AND		COMPLEX	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION	OVERSEEN	DURING PAST FIVE
AND AGE	TRUST	TIME SERVED	DURING PAST FIVE YEARS	BY TRUSTEE	YEARS

INDEPENDENT TRUSTEES
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 Age: 66	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	22	Trustee, State Street Master Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 74	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 -1999) Mr. Boyan retired in 1999; Chairman Emeritus, Children’s Hospital, Boston, MA (1984 - 2010); Former Trustee, Old Mutual South Africa Master Trust (investments) (1995 - 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1994 - 2008).	22	Trustee, State Street Master Funds; Former Trustee of Old Mutual South Africa Master Trust; Former Trustee, Children’s Hospital, Boston, MA; and Trustee Florida Stage.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 62	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (2000 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer, Consensus Pharmaceutical, Inc. (1998 -1999); Founder, President and Chief Executive Officer, Spence Center for Women’s Health (1994 - 1998); President and Chief Executive Officer, Emerson Hospital (1984-1994); Trustee, Eastern Enterprise (utilities) (1988- 2000).	22	Trustee, State Street Master Funds; Director, Berkshire Life Insurance Company of America (1993-2009); Director, IEmily.com, Inc. (2000- 2010); Trustee, National Osteoporosis Foundation (2005-2008).

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 70	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President, Chase Manhattan Bank (1987 -1999). Mr. Williams retired in 1999.	22	Trustee, State Street Master Funds; Treasurer, Nantucket Educational Trust, (2002-2007).

NUMBER OF
				FUNDS IN	OTHER
		TERM OF		FUND	DIRECTORSHIPS
	POSITION(S)	OFFICE AND		COMPLEX	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION	OVERSEEN	DURING PAST FIVE
AND AGE	TRUST	TIME SERVED	DURING PAST FIVE YEARS	BY TRUSTEE	YEARS

INTERESTED TRUSTEES(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age: 46	Trustee/ President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (investment adviser) (2005-present); Principal, SSgA Funds Management, Inc. (2001-2005); Senior Managing Director, State Street Global Advisors (2006-present); Principal, State Street Global Advisors (2000-2006).	22	Trustee, State Street Master Funds; Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust; and Trustee, Select Sector SPDR® Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

TERM OF
	POSITION(S)	OFFICE AND
NAME, ADDRESS,	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION
AND AGE	TRUST	TIME SERVED	DURING PAST FIVE YEARS

OFFICERS:

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age: 44	Vice President	Term: Indefinite Elected: 9/09	Senior Managing Director, SSgA Funds Management, Inc. (investment adviser); July 2007 — present, Managing Director (June 2006 to July 2007, Vice President; 2000 — June 2006, Principal), State Street Global Advisors.

Laura F. Dell State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 Age: 47	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08 -11/10	Vice President of State Street Bank and Trust Company (prior to July 2, 2007, Investors Financial Corporation) (since 2002).

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 Age: 36	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 - present) with which he has been affiliated since 1997.

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 Age: 33	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 - present) with which he has been affiliated since 1999.

TERM OF
	POSITION(S)	OFFICE AND
NAME, ADDRESS,	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION
AND AGE	TRUST	TIME SERVED	DURING PAST FIVE YEARS

Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age: 39	Chief Compliance Officer	Term: Indefinite Elected: 12/10	Senior Vice President, Chief Compliance Officer of State Street Corporation (since January 1, 2011); Senior Vice President, SSgA Global Chief Compliance Officer (2009 - 2011); Senior Vice President, SSgA U.S. Senior Compliance Officer (2008 - 2009); Partner, Pricewaterhouse Coopers, LLP (1999-2008)

David James State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 Age: 40	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 - present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 - 2009); and Retired (2005); Assistant Vice President and Counsel, State Street Bank and Trust Company, (2000 - 2004).

Eun An State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 Age: 35	Assistant Secretary	Term: Indefinite Elected: 02/11	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2008-present).
The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.
Summary of Trustees’ Qualifications
Following is a summary of the experience, attributes and skills which qualify each Trustee to serve on the Trust’s Board.
Michael F. Holland: Mr. Holland is an experienced business executive with over 41 years of experience in the financial services industry including 16 years as a portfolio manager of another registered mutual fund; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Trust’s Board of Trustees and related Committees for 12 years (since the Trust’s inception) and possesses significant experience regarding the Trust’s operations and history.
William L. Boyan: Mr. Boyan is an experienced business executive with over 41 years experience in the insurance industry; his experience includes prior service as a trustee, director or officer of various investment companies and charities and an executive position with a major insurance company. He has served on the Trust’s Board of Trustees and related Committees for 12 years (since the Trust’s inception) and possesses significant experience regarding the Trust’s operations and history.
Rina K. Spence: Ms. Spence is an experienced business executive with over 31 years of experience in the health care and utilities industries; her experience includes service as a trustee, director or officer of various investment companies and charities and chief executive positions for various health and utility companies. She has served on the Trust’s Board of Trustees and related Committees for 12 years (since the Trust’s inception) and possesses significant experience regarding the Trust’s operations and history.
Douglas T. Williams: Mr. Williams is an experienced business executive with over 40 years experience in the banking industry; his experience includes service as a trustee or director of various investment companies and charities and senior executive positions of major bank organizations. He has served on the Trust’s Board of Trustees and related Committees for 12 years (since the Trust’s inception) and possesses significant experience regarding the Trust’s operations and history.
James E. Ross: Mr. Ross is an experienced business executive with over 22 years experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Trust’s Board of Trustees for four years and as President of the Trust for seven years and possesses significant experience regarding the Trust’s operations and history. Mr. Ross is also a senior executive officer of the Adviser.

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.
The Sub-Adviser.
Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”) is located at 333 West Wacker Drive, Chicago, IL 60606. The following is a list of the officers of Nuveen Asset Management.
Thomas J. Schreier, Jr., Chairman
William T. Huffman, President
John L. MacCarthy, Executive Vice President and Secretary
Charles R. Manzoni, Jr., Executive Vice President and General Counsel
Sherri A. Hlavacek, Managing Director and Corporate Controller
Mary E. Keefe, Managing Director and Chief Compliance Officer
Standing Committees
The Board of Trustees has established various committees to facilitate the timely and efficient consideration of various matters of importance to Independent Trustees, the Trust, and the Trust’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating Committee and Pricing Committee.
The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence. During the fiscal year ended December 31, 2010, the Audit Committee held two meetings.
The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust. The Nominating Committee meets as is required. During the fiscal year ended December 31, 2010, the Nominating Committee did not meet.
The Board also has established a Pricing and Investment Committee that is composed of Officers of the Trusts, investment management personnel of the Adviser and senior operations and administrative personnel of State Street. The Pricing and Investment Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Pricing and Investment Committee meets only when necessary. During the fiscal year ended December 31, 2010, the Pricing Committee did not meet.
Leadership Structure and Risk Management Oversight
The Board has chosen to select different individuals as Chairman of the Board of the Trust and as President of the Trust. Currently, Mr. Holland, an Independent Trustee, serves as Chairman of the Board and of the Audit Committee, while Mr. Ross, a Trustee who is also an employee of the Adviser, serves as President of the Trust. The Board believes that this leadership structure is appropriate, since Mr. Ross provides the Board with insight regarding the Trust’s day-to-day management, while Mr. Holland provides an independent perspective on the Trust’s overall operation.
The Board has delegated management of the Trust to service providers who are responsible for the day-to-day management of risks applicable to the Trust. The Board oversees risk management for the Trust in several ways. The Board receives regular reports from both the chief compliance officer and administrator for the Trust, detailing the results of the Trust’s compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Portfolios, and applicable provisions of the federal securities laws and Internal Revenue Code. As needed, the Adviser discusses management issues respecting the Trust with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Fund. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Trust and offers advice to management, as appropriate. The Trustees also meet in executive session with the counsel to the Board, the independent registered public accounting firm, counsel to the Trust, the chief compliance officer and representatives of management, as needed. Through these regular reports and interactions, the Board oversees the risk management parameters for the Trust, which are effected on a day-to-day basis by service providers to the Trust.
Trustee Ownership of Securities of the Trust, Adviser and Distributor
As of April 1, 2011 none of the Independent Trustees or their immediate family members had any ownership of securities of the Adviser or State Street Global Markets, LLC (“SSGM”), the Trust’s distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or SSGM.
The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2010.

Aggregate Dollar Range of Equity
Securities in All Registered Investment
	Dollar Range of Equity	Companies Overseen by Trustee in
	Securities in the Funds	Family of Investment Companies
NAME OF INDEPENDENT TRUSTEE
William L. Boyan	None	None
Michael F. Holland	None	None
Rina K. Spence	None	None
Douglas T. Williams	None	None
NAME OF INTERESTED TRUSTEE
James E. Ross	None	None
Trustee Compensation
The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2010.

		PENSION OR
		RETIREMENT		TOTAL
		BENEFITS	ESTIMATED	COMPENSATION
	AGGREGATE	ACCRUED AS	ANNUAL	FROM TRUST &
	COMPENSATION	PART OF TRUST	BENEFITS UPON	FUND COMPLEX
	FROM TRUST	EXPENSES	RETIREMENT	PAID TO TRUSTEES
NAME OF INDEPENDENT TRUSTEE
William L. Boyan, Trustee	$40,000	$0	$0	$40,000
Michael F. Holland, Trustee	$40,000	$0	$0	$40,000
Rina K. Spence, Trustee	$40,000	$0	$0	$40,000
Douglas T. Williams, Trustee	$40,000	$0	$0	$40,000
NAME OF INTERESTED TRUSTEE
James E. Ross, Trustee	$0	$0	$0	$0
Code of Ethics
The Trust, the Adviser and SSGM have each adopted a code of ethics (together, the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, Adviser, State Street or SSGM.
PROXY VOTING PROCEDURES
The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolios to the Adviser as part of the Adviser’s general management of the Portfolios, subject to the Board’s continuing oversight. A copy of the Trust’s proxy voting procedures is located in Appendix B and a copy of the Adviser’s proxy voting procedures is located in Appendix C.

Short-Term Tax Exempt Bond Portfolio invests its assets primarily in municipal bonds and cash management securities. On rare occasions it may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Portfolio already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer’s credit problem. In the course of exercising control of a distressed municipal issuer, Nuveen Asset Management may pursue the Portfolio’s interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. Nuveen Asset Management does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940.
In the rare event that a municipal issuer were to issue a proxy or that Short-Term Tax Exempt Bond Portfolio were to receive a proxy issued by a cash management security, Nuveen Asset Management would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Portfolio’s Board or its representative. A member of Nuveen Asset Management’s legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the Portfolio’s Board and made available to shareholders as required by applicable rules.
Shareholders may receive information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of April 1, 2011, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of each class (if applicable) of each Fund of the Trust.
Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. As of April 1, 2011, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 25% or more of the outstanding shares of any class of the Funds.

Name and Address	Percentage

State Street Equity 500 Index Fund — Administrative Shares

American United Life Insurance Company American Unit Trust One American Square P.O. Box 1995 Indianapolis, IN 46206	96.76%

State Street Equity 500 Index Fund — Class R Shares

American United Life Insurance Company American Unit Trust One America Square P.O. Box 1995 Indianapolis, IN 46206	99.58%

State Street Equity 500 Index Fund — Service Shares

Calvert Distributors Inc. FBO DC Plan 4550 Montgomery Ave. Suite 1000N Bethesda, MD 20814	33.28%

Name and Address	Percentage

Nationwide Trust Company FBO Participating Retirement Plans (VNRS) C/O IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	28.09%

State Street Institutional Liquid Reserves Fund

State Street Bank and Trust FBO Cash Sweep Clients State Street Cash Sweep Support Attn: Cash Sweep Sup- Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	56.47%

Saturn & Co C/O State Street Bank & Trust Attn: FCG 124 200 Clarendon Boston, MA 02116-5021	48.45%

Saturn & Co Attn: Mutual Funds Operations 1200 Crown Colony Drive, CC1-3 Quincy, MA 02169-0938	26.68%

State Street Institutional U.S. Government Money Market Fund

Saturn & Co C/O State Street Bank & Trust Attn: FCG 124 200 Clarendon Street Boston, MA 02116-5021	92.30%

State Street Bank and Trust FBO Cash Sweep Clients Attn: Cash Sweep Support- Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	73.35%

State Street Institutional Treasury Fund

State Street Bank and Trust FBO Cash Sweep Clients Attn: Cash Sweep Support- Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	94.02%

Saturn & Co C/O State Street Bank & Trust Attn: FCG 124 200 Clarendon Boston, MA 02116-5021	99.34%

State Street Institutional Treasury Plus Fund

Saturn & Co C/O State Street Bank & Trust Attn: FCG 124 200 Clarendon Boston, MA 02116-5021	49.04%

State Street Bank & Trust FBO Cash Sweep Clients Attn: Cash Sweep Support — Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	53.88%

Name and Address	Percentage

JP Morgan Clearing Corp. Attn: Denise Dilorenzo 3 Chase Metrotech Center Brooklyn, NY 11245-0001	31.32%

DST as Agent for Van Eck Universal Account FBO Van Eck Money Fund Attn: Bruce J. Smith 335 Madison Avenue 19th floor New York, NY 10017-4611	32.97%

State Street Institutional Tax Free Money Market Fund

Saturn & Co C/O State Street Bank and Trust Attn: FCG 124 200 Clarendon Boston, MA 02116-5021	84.40%

State Street Bank and Trust FBO Cash Sweep Clients Attn: Cash Sweep Support-Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	82.81%

State Street Institutional Short-Term Tax Exempt Bond Fund

State Street Bank and Trust FBO Cash Sweep Clients Attn: State Street Cash Sweep Support — Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	100%
As of April 1, 2011, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 5% or more of the outstanding shares of any class of the Funds.

Name and Address	Percentage

State Street Institutional Liquid Reserves Fund

JP Morgan Clearing Corp. Attn: Denise Dilorenzo 3 Chase Metrotech Center Brooklyn, NY 11245-0001	5.32%

Kuwait Investment Authority Attn: Adel N. Hamadah Ministries Complex Al Murgab Blk 3 Investment Accts Dept Fl 2 PO Box 64 Safat Kuwait 13001	5.69%

Neuberger Berman Mgmt LLC FBO Neuberger Berman Funds Shareholders Attn Owen F McEntee Jr. 605 Third Ave Mail Drop 2-7 New York, NY 10158	21.87%

State Street Institutional Tax Free Money Market Fund

Saturn and Company c/o State Street Bank and Trust Attn FCG 124 200 Clarendon Boston, MA 02116-5021	14.59%

Cyr & Co C/O State Street Bank & Trust 1200 Crown Colony Drive Ste C 1 / 3 Quincy, MA 02169-0938	15.55%

State Street Institutional U.S. Government Money Market Fund

JP Morgan Clearing Corp. Attn: Denise Dilorenzo 3 Chase Metrotech Center Brooklyn, NY 11245-0001	12.25%

Neuberger Berman Management LLC FBO Neuberger Berman Funds Shareholders Attn: Owen F. McEntee Jr. 605 Third Ave. Mail Drop 2-7 New York, NY 10158	6.68%

State Street Institutional Treasury Plus Fund

Cyr & Company C/O State Street Bank & Trust 1200 Crown Colony Drive Ste. C 1 / 3 Quincy, MA 02169-0938	6.05%

Neuberger Berman Management LLC FBO Neuberger Berman Funds Shareholders Attn Owen F. McEntee Jr. 605 Third Avenue Mail Drop 2-7 New York, NY 10158	11.94%

Name and Address	Percentage

State Street Equity 500 Index Fund — Service Shares

Nationwide Life Insurance Company NACO C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	6.47%

Nationwide Trust Company FBO Participating Retirement Plans (NTC-PLNS) C/O IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	20.22%
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisory Agreements
SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) is responsible for the investment management of the Funds pursuant to Investment Advisory Agreements dated May 1, 2001, February 14, 2002, February 7, 2007, October 2, 2007 and February 18, 2011, as amended from time to time (the “Advisory Agreement”), by and between the Adviser and the Trust. The Adviser and State Street are wholly-owned subsidiaries of State Street Corporation, a publicly held bank holding company.
Each Fund currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the relevant Fund. As long as a Fund remains completely invested in a Portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund. A Fund may withdraw its investment from the related Portfolio at any time. The Trust has retained the Adviser as investment adviser to manage a Fund’s assets in the event that the Fund withdraws its investment from its related Portfolio.
On February 18, 2011, the investment advisory agreement for each Money Fund was amended to reduce the management fee payable to SSgA FM to 0.05% of the Money Fund’s average daily net assets. SSgA FM does not receive any investment advisory fees from a Money Fund so long as the Money Fund invests substantially all of its assets in a Money Portfolio or in another investment company with essentially the same investment objectives and policies as the Money Fund.
The Adviser is also the investment adviser to each of the related Portfolios pursuant to investment advisory agreements (the “Portfolio Advisory Agreement”) between the Adviser and State Street Master Funds, on behalf of the Portfolios. The Adviser receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between the Trust on behalf of the Funds and the Adviser. Each Fund that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio’s assets attributable to the Fund).
The Advisory Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Independent Trustees or a majority of the shareholders of the Trust approve its continuance. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days’ notice and will terminate automatically upon its assignment. The Advisory Agreement was most recently approved by the Trustees, including a majority of the Independent Trustees, on November 19, 2010.
The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Funds, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it will not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any Fund managed by the Adviser or any such affiliate.
In certain instances there may be securities that are suitable for a Fund as well as for one or more of the Adviser’s other clients. Investment decisions for the Trust and for the Adviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of each Fund to participate in volume transactions will produce better executions for the Funds.
Prior to April 30, 2009, SSgA FM contractually agreed to cap the total operating expenses of the ILR Fund (not including interest, taxes, extraordinary expenses, the pass-through expenses of its corresponding Portfolio, distribution and shareholder servicing fees) at 0.05% of the Fund’s average daily net assets. This agreement has expired. Effective August 1, 2009, SSgA FM contractually agreed to cap the total operating expenses of Institutional Class and Investment Class of the ILR Fund (excluding taxes, interest and extraordinary expenses), to the extent expenses exceed 0.12% and 0.47%, respectively, of each class’s average daily net assets on an annualized basis, until April 30, 2012. For the years ended December 31, 2010, December 31, 2009 and December 31, 2008, SSgA FM reimbursed the ILR Fund $984,749, $468,903 and $0, respectively, under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $357,572 on the ILR Fund.
Prior to April 30, 2009, SSgA contractually agreed to cap the total operating expenses of the Tax Free Fund (not including interest, taxes, extraordinary expenses, the pass-through expenses of its corresponding Portfolio, distribution and shareholder servicing fees) at 0.10% of the Fund’s average daily net assets. This agreement has expired. For the years ended December 31, 2009 and December 31, 2008, SSgA FM reimbursed the Tax Free Fund $0 and $0, respectively, under this agreement. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $177,017 on the Tax Free Fund.
SSgA FM contractually agreed to cap the total operating expenses of the Short-Term Tax Exempt Bond Fund (not including the pass-through expenses of its corresponding Portfolio) at 0.10% of the Fund’s average daily net assets until April 30, 2009. Effective April 29, 2009, SSgA FM contractually agreed to cap the total operating expenses of the Fund (not including interest, taxes and extraordinary expenses) to the extent that total operating expenses did not exceed 0.25% of the Fund’s average daily net assets on an annualized basis. This contractual agreement shall automatically renew for successive annual periods, unless SSgA FM provides notice to the Fund of its intent not to renew prior to the start of the next annual period. This agreement may not be terminated without prior approval from the Board of Trustees. For the years ended December 31, 2010 and December 31, 2009, SSgA FM reimbursed the Short-Term Tax Exempt Bond Fund $23,307 and $6,132, respectively, under these agreements.
Effective August 1, 2009, SSgA FM contractually agreed to cap the total operating expenses of the Institutional Class and Investment Class of the U.S. Government Fund (excluding taxes, interest and extraordinary expenses), to the extent expenses exceed 0.12% and 0.47% respectively, of each class’s average daily net assets on an annualized basis, until April 30, 2012. For the year ended December 31, 2010, SSgA FM reimbursed the U.S. Government Fund $210,397 under this agreement. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $348,410 on the U.S. Government Fund.
The Adviser may reimburse expenses or waive fees of the Institutional Class and Investment Class of the Treasury Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $899,944 on the Treasury Fund.
Effective August 1, 2009, SSgA FM contractually agreed to cap the total operating expenses of the Institutional Class and Investment Class of the Treasury Plus Fund (excluding taxes, interest and extraordinary expenses), to the extent expenses exceeded 0.12% and 0.47%, respectively, of each class’s average daily net assets on an annualized basis, until April 30, 2012. For the year ended December 31, 2010, SSgA FM reimbursed the Treasury Plus Fund $237,223 under this agreement. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $107,392 on the Treasury Plus Fund.

On April 29, 2010, SSgA FM contractually agreed to cap the total operating expenses of the Equity 2000 Index Fund (excluding pass-through expenses of the Equity 2000 Index Portfolio, non-recurring account fees and extraordinary expenses) to the extent that total operating expenses do not exceed 0.05% of the Equity 2000 Index Fund’s average daily net assets on an annualized basis. This contractual agreement remain in effect until April 30, 2012 and shall automatically renew for successive annual periods, unless SSgA FM provides notice to the Fund of its intent not to renew prior to the start of the next annual period. This agreement may not be terminated without prior approval from the Board of Trustees. For the years ended December 31, 2010, December 31, 2009 and December 2008, SSgA FM reimbursed the Equity 2000 Index Fund $0, $0 and $0, respectively, under this agreement.
Investment Sub-Advisory Agreement
Nuveen Asset Management serves as sub-adviser to the Short-Term Tax Exempt Bond Portfolio pursuant to the Investment Sub-Advisory Agreement dated April 1, 2010, as amended from time to time (the “Sub-Advisory Agreement”), by and between the Sub-Adviser and SSgA FM.
Nuveen Asset Management is a wholly-owned subsidiary of Nuveen Fund Advisors, Inc., which is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois.
The Short-Term Tax Exempt Bond Portfolio is dependent upon services and resources provided by Nuveen Asset Management, and therefore is also dependent on Nuveen Investments. Nuveen Investments has a substantial amount of indebtedness. Nuveen Investments, through its own business or the financial support of its affiliates, may not be able to generate sufficient cash flow from operations or ensure that future borrowings will be available in an amount sufficient to enable it to pay its indebtedness with scheduled maturities beginning in 2014 or to fund its other liquidity needs. Nuveen Investments’ failure to satisfy the terms of its indebtedness, including covenants therein may generally have an adverse effect on the financial condition of Nuveen Investments and on the ability of Nuveen Asset Management to provide services and resources to the Short-Term Tax Exempt Bond Portfolio.
For its services under the Sub-Advisory Agreement, SSgA FM, and not the Portfolio, pays Nuveen Asset Management a monthly fee at an annual rate equal to one-half of the advisory fee paid by the Portfolio to SSgA FM under the investment Advisory Agreement with the Portfolio. At April 1, 2011, the Sub-Advisory fee paid to Nuveen Asset Management was 0.05%.
The Sub-Advisory Agreement will continue in effect for a period no more than two years from the date of its execution only so long as such continuance is specifically approved at least annually by (i) the vote of a majority of the Independent Trustees of the Master Trust who are not “interested persons” (as that term is defined in the 1940 Act) of any party to the Sub-Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval and either (A) the Trustees of the Master Trust or (B) a vote of a majority of the outstanding voting securities of the Portfolio. The Sub-Advisory Agreement will terminate automatically in the event of its assignment. The Sub-Advisory Agreement is terminable at any time without penalty by the Trustees of the Master Trust, by a vote of a majority of the outstanding voting securities of the Portfolio or by SSgA FM, in each case, upon sixty (60) days’ written notice to Nuveen Asset Management. The Sub-Advisory Agreement is terminable at any time without penalty by Nuveen Asset Management upon sixty (60) days’ written notice to SSgA FM. In addition, SSgA FM or Nuveen Asset Management generally may terminate the Sub-Advisory Agreement upon material breach of the Sub-Advisory Agreement by the other if such breach is not cured within thirty (30) days of the breaching party receiving written notice of such breach.
Administrator
Under the Administrative Services Agreement (the “Non-Money Market Funds Administration Agreement”), State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and all Funds except the Money Market Funds (the “Non-Money Market Funds”). State Street will generally assist in all aspects of the Trust’s and the Non-Money Market Funds’ operations; supply and maintain office facilities (which may be in State Street’s own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, the Non-Money Market Funds’ investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Non-Money Market Funds’ Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator’s gross negligence or willful misconduct in the performance of its duties.
Effective February 1, 2011, SSgA FM serves as the administrator for the Money Funds pursuant to the Administration Agreement. Under the Administration Agreement, SSgA FM is obligated to continuously provide business management services to the Trust and each Money Fund and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Administration Agreement, manage all of the business and affairs of the Trust. Without limiting the generality of the foregoing, SSgA FM supplies the Trust and each Money Fund with the following services, among others, under the Administration Agreement: provide the Trust with adequate office space and all necessary office equipment and services; prepare and submit reports and meeting materials to the Board of Trustees and to existing shareholders for meetings of shareholders; assist the Funds in posting and maintaining required schedules of investments and related information on their websites; prepare reports relating to the business and affairs of the Trust as may be mutually agreed upon; provide to the Trust’s Board of Trustees periodic and special reports and recommendations; coordinate the meetings of the Board and its Committees; provide consultation on regulatory matters relating to portfolio management; act as liaison to legal counsel to the Trust; assist the Trust’s Chief Compliance Officer with issues regarding the Trust’s compliance program; perform certain compliance procedures for the Trust; provide consultation and advice for resolving compliance questions together with the Funds’ outside legal counsel; provide periodic testing of portfolios; maintain and preserve, or oversee the maintenance and preservation of, accounts, books, financial records and other documents as required by the 1940 Act, applicable federal and state laws and any other law or administrative rules or procedures which may be applicable to a Fund (including in accordance with generally accepted accounting principles to the extent required under applicable law); facilitate audits of accounts by a Fund’s independent public accountants; oversee the determination and publication of the Trust’s net asset value in accordance with the Trust’s policy as adopted from time to time by the Board; prepare the Trust’s federal, state and local income tax returns for review by the Trust’s independent accountants and filing by the Trust’s treasurer; review the calculation of, submit for approval by officers of the Trust and arrange for payment of the Trust’s expenses; and prepare and file with the SEC amendments to the Trust’s registration statement, including updating the Prospectus and Statement of Additional Information. Prior to February 1, 2011, State Street served as the administrator for the Money Funds.
Sub-Administrator, Custodian and Transfer Agent
Effective February 1, 2011, State Street serves as the sub-administrator for the Money Funds pursuant to a Sub-Administration Agreement among SSgA FM, State Street and, for certain limited purposes, the Trust. Under the Sub-Administration Agreement for the Money Funds (the “State Street Administration Agreement”), State Street is obligated to provide administrative services to the Trust and the Money Market Funds. State Street provides the following services, among others, to the Trust and the Money Market Funds under the Sub-Administration Agreement: supply and maintain office facilities (which may be in State Street’s own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, the Money Market Funds’ investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. State Street also provides such other services with respect to the Trust or a Money Market Fund as agreed with SSgA FM from time to time.
State Street serves as Custodian for the Funds pursuant to the Custody Agreement and holds the Funds’ assets.
State Street also serves as Transfer Agent of the Equity 500 Index Fund, Equity 400 Index Fund, Equity 2000 Index Fund and Aggregate Bond Index Fund. Boston Financial Data Services, Inc. serves as Transfer Agent to all other Funds in this SAI.
As consideration for State Street’s services as administrator, transfer agent and custodian to the Equity 500 Index Fund, and for State Street’s assumption of the ordinary expenses of that Fund, State Street receives from the Equity 500 Index Fund an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate and payable monthly on the first business day of each month, of the following annual percentages of the Equity 500 Index Fund’s average daily net assets during the month:

Annual percentage of
Index Fund	average daily net assets
Equity 500 Index Fund
- Administrative Shares	0.05%
- Service Shares	0.05%
- Class R Shares	0.05%
As consideration for State Street’s services as administrator and custodian to the other non-Money Market Funds, State Street shall receive from each such Fund an annual fee, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:
     Annual Fee Schedule
     $25,000 for Administration Services
     $12,600 for Custody and Accounting Services
As consideration for SSgA FM’s services as administrator to each Money Fund, SSgA FM receives an annual fee of 0.05% of the average daily net assets of such Money Fund, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.
As consideration for State Street’s services as sub-administrator, custodian and accounting agent for each Money Fund, State Street receives annual fees, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:
     Annual Fee Schedule
     $25,000 for Sub-Administration Services (payable by SSgA FM with respect to each Money Fund)
     $12,600 for Custody and Accounting Services (payable by each Money Fund)
The administration, custodian and transfer agency fees (if applicable) accrued payable to State Street for the last three fiscal years are set forth in the table below.

	Fiscal year ended	Fiscal year ended	Fiscal year ended
Fund	December 31, 2008	December 31, 2009	December 31, 2010
Equity 500 Index Fund	$109,747	$90,049	$113,381
ILR Fund	$78,831	$57,062	$68,577
Tax Free Fund	$85,130	$54,259	$52,580
U.S. Government Fund	$85,131	$66,575	$65,458
Treasury Fund	$83,858	$58,507	$56,363
Treasury Plus Fund	$83,905	$58,598	$57,079
Short-Term Tax Exempt Bond Fund	$79,674	$45,873	$42,099
Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 Fund minimum (26 to 35 CUSIPs) or $12,000 Fund minimum (over 35 CUSIPs); and omnibus transparency Full services fees of $.45 per underlying sub-position on an Intermediary’s system for an omnibus account (an “accountlet”) from 0-500,000; $.45 for 500,001 to 2,000,000 (waived), and $.10 for 2,000,0001 and greater; investigation fees of $3,000 to $5,000 per month depending on the number of accountlets. BFDS is also paid the following activity based fees: $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company. Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA 02171.

The transfer agency fees accrued payable to BFDS for the last three fiscal years are set forth in the table below.

	Fiscal year ended	Fiscal year ended	Fiscal year ended
Fund	December 31, 2008	December 31, 2009	December 31, 2010
ILR Fund	$0	$13,293	$37,597
Tax Free Fund	$0	$5,952	$20,831
U.S. Government Fund	$0	$16,051	$33,067
Treasury Fund	$0	$8,136	$23,750
Treasury Plus Fund	$0	$8,143	$24,411
Short-Term Tax Exempt Bond Fund	$0	$2,000	$8,994
Shareholder Servicing and Distribution Plans
To compensate State Street Global Markets, LLC (“SSGM”) for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, each Fund may make payments from the assets attributable to certain classes of its shares to SSGM under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). The Distribution Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) set out below. Because Rule 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. It is expected that SSGM will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of shares of the Funds, including affiliates of the Advisor. The principal business address of SSGM is One Lincoln Street, Boston, MA 02111. SSGM is the Funds’ distributor.
The Distribution Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not “interested persons” of the Trust (the “Independent Trustees”) and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto (the “Qualified Distribution Plan Trustees”). The Plan may not be amended to increase materially the amount of a Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. As of December 31, 2010 none of the Independent Trustees of the Trust had a direct or indirect financial interest in the operation of the Rule 12b-1 Plan. The Rule 12b-1 Plan calls for payments at an annual rate (based on average net assets) as follows:

State Street Equity 500 Index Fund — Administrative Shares:	0.15%
State Street Equity 500 Index Fund — Service Shares:	0.25%
State Street Equity 500 Index Fund — Class R Shares:	0.60%
State Street Equity 400 Index Fund:	0.25%
State Street Equity 2000 Index Fund:	0.25%
State Street Aggregate Bond Index Fund:	0.25%
ILR Fund — Investment Class:	0.10%
U.S. Government Fund — Investment Class:	0.10%
Tax Free Fund — Investment Class:	0.10%
Treasury Fund — Investment Class:	0.10%
Treasury Plus Fund — Investment Class:	0.10%
Limited Duration Bond Fund	0.05%
Short-Term Tax Exempt Bond Fund	0.05%

The total Distributor fees paid to SSGM and Other Intermediaries pursuant to the Rule 12b-1 Plan for the last fiscal year are reflected in the chart below.

		Other
	SSGM	Intermediaries
	Fiscal Year Ended	Fiscal Year Ended
Fund	December 31, 2010	December 31, 2010
Equity 500 Index Fund: Administrative Shares	$0	$220,170
Equity 500 Index Fund: Service Shares	$0	$171,730
Equity 500 Index Fund: Class R Shares	$0	$67,736
ILR Fund: Investment Class	$103,684	$0
Tax Free Fund: Investment Class	$0	$0
U.S. Government Fund: Investment Class	$0	$0
Treasury Fund: Investment Class	$0	$0
Treasury Plus Fund: Investment Class	$0	$0
Short-Term Tax Exempt Bond Fund	$0	$0
Pursuant to a Shareholder Servicing Plan, the Trust may pay a shareholder servicing fee for the provision of personal services to and the maintenance of shareholder accounts of investors in the Investment Class and Service Class of the Money Market Funds. Shareholder servicing fees paid for the last fiscal year included amounts paid to State Street Bank and Trust Company, Wealth Management Services (“WMS”), an affiliate of the Adviser. WMS is among the financial intermediaries which may receive fees from the Rule 12b-1 Plan.
The Shareholder Servicing Plan calls for payments at an annual rate (based on average net assets) as follows:

ILR Fund — Investment Class	0.25%
U.S. Government Fund — Investment Class	0.25%
Tax Free Fund — Investment Class	0.25%
Treasury Fund — Investment Class	0.25%
Treasury Plus Fund — Investment Class	0.25%
Counsel and Independent Registered Public Accounting Firm
Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is 800 Boylston Street, Boston, Massachusetts 02199. Butzel Long, located at 380 Madison Avenue, New York, New York 10017, serves as special contract counsel.
Ernst & Young LLP serves as the independent registered public accounting firm for the Trust and provides (i) audit services, (ii) tax services and (iii) assistance and consultation with respect to the preparation of filings with the SEC. In connection with the audit of the 2010 financial statements, the Trust entered into an engagement agreement with Ernst & Young LLP that sets forth the terms of Ernst & Young LLP’s audit engagement. That agreement is subject to alternative dispute resolution procedures and a mutual exclusion of punitive damages. The principal business address of Ernst & Young LLP is 200 Clarendon Street, Boston, Massachusetts 02116.
PORTFOLIO MANAGERS
The following persons serve as the portfolio managers of the Equity 500 and Short-Term Tax Exempt Bond Portfolios as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2010:

				Other
		Registered		Pooled				Total
		Investment	Assets	Investment	Assets		Assets	Assets
Portfolio		Company	Managed	Vehicle	Managed	Other	Managed	Managed
Manager	Portfolio	Accounts	($ billions)	Accounts	($ billions)	Accounts	$ billions)	($ billions)
John A. Tucker	Equity 500 Index Portfolio	98	$76.93	254	$288.50	294	$263.02	$628.44
Karl Schneider	Equity 500 Index Portfolio	98	$76.93	254	$288.50	294	$263.02	$628.44
Timothy T. Ryan, CFA	Short-Term Tax Exempt Bond Portfolio	6	$2.37	0	0	7	$0.45	$2.82
As indicated in the table above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of any Portfolio as of December 31, 2010.
When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.
A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the respective Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.
A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to be fair and equitable.
The compensation of the Adviser’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group, and in the case of investment teams, the investment performance of their strategies. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. The same process is followed in determining incentive equity allocations.

NUVEEN ASSET MANAGEMENT PORTFOLIO MANAGER COMPENSATION
The portfolio manager’s compensation consists primarily of base pay, an annual cash incentive and long-term incentive payments.
Base pay is determined based upon an analysis of the portfolio manager’s general performance, experience, and market levels of base pay for such position.
The portfolio manager is paid an annual cash incentive based upon investment performance, generally over the past one- and three-year periods unless the portfolio manager’s tenure is shorter. The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the portfolio manager’s performance and experience, and market levels of base pay for such position. The portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to the portfolio’s benchmark and performance relative to an appropriate Lipper industry peer group. Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and (ii) median performance versus the peer group, and the maximum annual cash incentive is attained at (i) a spread over the benchmark which the firm believes will, over time, deliver top quartile performance and (ii) top quartile performance versus the Lipper industry peer group. Investment performance is measured on a pre-tax basis, gross of fees, for the Fund’s results and for its Lipper industry peer group.
Payments pursuant to a long-term incentive plan are paid to the portfolio manager on an annual basis based upon general performance and expected contributions to the success of the firm. There are generally no differences between the methods used to determine compensation with respect to the Short-Term Tax Exempt Bond Portfolio and the other accounts shown in the table above.
Material Conflicts of Interest. The portfolio manager’s simultaneous management of the Short-Term Tax Exempt Bond Portfolio and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Registrant and the other account. Nuveen Asset Management, however, believes that such potential conflicts are mitigated by the fact that the Nuveen Asset Management has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager, although the allocation procedures may provide allocation preferences to funds with special characteristics (such as favoring state funds versus national funds for allocations of in-state bonds). In addition, Nuveen Asset Management has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.
BROKERAGE ALLOCATION AND OTHER PRACTICES
The Funds invests all of their investable assets in a corresponding Portfolio and therefore do not directly incur transactional costs for purchases and sales of portfolio investments. The Funds purchase and redeem shares of the corresponding Portfolio each day depending on the number of shares of such Fund purchased or redeemed by investors on that day. Shares of the Portfolios are available for purchase by the Funds at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.
All portfolio transactions are placed on behalf of the Portfolios by the Adviser, and in the case of the Short-Term Tax Exempt Bond Portfolio, the Sub-Adviser. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (including, for example, debt securities and money market investments) because a Portfolio pays a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to a Portfolio. When a Portfolio executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees. The Money Portfolios, Treasury Portfolios, Tax Free Portfolio and the Aggregate Bond Index Portfolio normally do not pay a stated brokerage commission on transactions.
Each Portfolio’s investment advisory agreement authorizes the Adviser, and in the case of the Short-Term Tax Exempt Bond Portfolio, the Sub-Adviser to place, in the name of the Portfolio, orders for the execution of the securities transactions in which the Portfolio is authorized to invest, provided the Adviser, and as applicable, the Sub-Adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser, and as applicable, the Sub-Adviser), the Adviser, and as applicable, the Sub-Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser, and as applicable, the Sub-Adviser does not currently use any Portfolio’s assets for soft-dollar arrangements. The Adviser, and as applicable, the Sub-Adviser does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits for State Street Global Advisors. Although the Adviser’s clients’ commissions are not used for soft dollars, the Adviser and State Street Global Advisors’ clients may benefit from the soft dollar products/services received by State Street Global Advisors.
The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities.
CAPITAL STOCK AND OTHER SECURITIES
Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of each Fund. Upon liquidation or dissolution of a Fund, investors are entitled to share pro rata in the Fund’s net assets available for distribution to its investors. Investments in a Fund have no preference, preemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in a Fund may not be transferred.
Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.
Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the Trust’s property for any claim or liability to which the shareholder may become subject by reason of being or having been a shareholder and for reimbursement of the shareholder for all legal and other expenses reasonably incurred by the shareholder in connection with any such claim or liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.
PRICING OF SHARES
Pricing of shares of the Funds does not occur on New York Stock Exchange (“NYSE”) holidays. The NYSE is open for trading every weekday except for: (a) the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Washington’s Birthday (the third Monday in February), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of NAV next following the receipt of any purchase or withdrawal order which is determined to be in good order.
The Money Market Funds seek to maintain a constant price per share of $1.00 for purposes of sales and redemptions of shares by using the amortized cost valuation method to value its portfolio instruments in accordance with Rule 2a-7 under the 1940 Act. There can be no assurance that the $1.00 NAV per share will be maintained. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument.
For example, in periods of declining interest rates, the daily yield on each of the Money Market Fund’s shares computed by dividing the annualized daily income on the Fund’s portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates thereof. In periods of rising interest rates, the daily yield on each Fund’s shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
The Trustees have established procedures reasonably designed to stabilize each Money Market Fund’s and the Tax Free Fund’s price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Fund’s NAV using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.
The Funds’ securities will be valued pursuant to guidelines established by the Board of Trustees.
TAXATION OF THE FUNDS
The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders, such as tax-advantaged retirement plans or foreign persons (defined below). Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.
Qualification as a Regulated Investment Company
Each Fund has elected or intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.
In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. Where, as here, each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, the nature and character of each Fund’s income and gains will generally be determined at the Portfolio level and each Fund will be allocated its share of Portfolio income and gains. Consequently, references in this discussion of Taxation of the Funds to income, gains and losses of a Fund will generally be to income, gains and losses recognized at the Portfolio level and allocated to or otherwise taken into account by the Fund. In the discussion below, “Portfolio” refers to the series of the State Street Master Funds in which the relevant Fund(s) invest their assets.
In addition, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in section (a)(i) above), will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes, because they meet the passive-type income requirement under Code section 7704(c)(2).
For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax at the Fund level on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.
Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Any taxable income retained by a Fund will be subject to tax at the Fund level at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (a) of the preceding sentence and the tax deemed paid by the shareholder under clause (b) of the preceding sentence. The Funds are not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, not long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year. If a Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or December 31 of that year if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. If a Fund has incurred net capital loss in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. If a Fund incurs net capital losses in taxable years beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in a larger distributions of short-term gains to shareholders (taxable to individual shareholders and ordinary income) than would have resulted under the previous regime described above. The Fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. A Fund’s ability to use net capital losses to offset gains may be limited as a result of certain (a) acquisitive reorganizations and (b) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund. See a Fund’s most recent annual shareholder report for the Fund’s available capital loss carryovers as of the end of its most recently ended fiscal year.
Taxation of Distributions Received by Shareholders
For U.S. federal income tax purposes, distributions of investment income (other than “exempt-interest dividends,” described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize its allocable share of long-term capital gain or loss on assets a Portfolio has owned (or is deemed to have owned) for more than one year , and short-term capital gain or loss on investments a Portfolio has owned (or is deemed to have owned) for one year or less. Distributions of net-capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. The Money Market Funds and Tax Free Fund do not expect to distribute Capital Gain Dividends. The Aggregate Bond Index Fund and the Bond Funds generally do not expect a significant portion of their distributions to be Capital Gain Dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level. The Aggregate Bond Index Fund, the Tax Free Fund, the Bond Funds and the Money Market Funds do not expect Fund distributions to be derived from qualified dividend income.
Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.
Distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s allocable share of its Portfolio’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.
In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its Portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company.
In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends allocated to a Fund by a Portfolio during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.
Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of eligible dividends received by a Portfolio and allocated to the Fund from domestic corporations for the taxable year. A dividend so allocated to a Fund will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed stock (generally, stock acquired with borrowed funds)).
Any Fund distribution of income that is attributable to (a) income received by a Portfolio in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (b) dividend income received by a Portfolio on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similarly, any Fund distribution of income that is attributable to (x) income received by a Portfolio in lieu of tax-exempt interest with respect to securities on loan or (y) tax-exempt interest received by a Portfolio on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute an exempt-interest dividend to shareholders.
If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.
If a Portfolio holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds issued before January 1, 2011, clean renewable energy bonds, and qualified tax credit bonds) on one or more applicable dates during a taxable year, a Fund investing in the Portfolio may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the bond otherwise allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to the tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code, and the amount of the tax credits may not exceed the amount reported by the Fund in a written notice to shareholders. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
If a Portfolio receives tax credit bond credits from a RIC in which the Portfolio invests (an “investment company”), and the investment company made an election to pass through such tax credits to its shareholders, then the Fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Fund meets the shareholder notice and other requirements.
Investments in Other Regulated Investment Companies
In certain cases, the amount of income and gains realized by a Portfolio from its investments in shares of regulated investment companies (“underlying funds”) may be greater (or less) than such amounts would have been had the Portfolio invested directly in securities held by the underlying funds. For similar reasons, the tax attributes of such income and gains (e.g., long-term capital gain, eligibility for the dividends-received deduction, etc.) may not be the same as it would have been had the Portfolio invested directly in the securities held by the underlying funds.
If a Portfolio receives dividends from an investment company and the investment company reports such dividends as qualified dividend income, then a Fund investing in the Portfolio is permitted in turn to report its portion of such dividends as qualified dividend income when it distributes such portion to its shareholders, provided holding period and other requirements are met.
If a Portfolio receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends-received deduction, then a Fund investing in the Portfolio is permitted in turn to report its portion of such dividends as eligible for the dividends-received deduction as well, when it distributes such portion to its shareholders, provided holding period and other requirements are met.
Derivatives, Hedging, and Related Transactions
A Portfolio’s transactions in derivative instruments (e.g., options, futures, forward contracts, swap agreements), as well as any of its other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of a Portfolio’s securities. These rules could therefore affect the amount, timing and/or character of income allocated to a Fund and its distributions to shareholders. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.
Certain of a Portfolio’s investments in derivative instruments and its hedging activities are likely to produce a difference between the book income and the taxable income of a Fund investing in the Portfolio. If there are differences between a Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.
Exempt-Interest Dividends
The Tax Free Fund and Short-Term Tax Exempt Bond Fund intend to pay dividends (“exempt-interest dividends”) that pass through to shareholders the tax-exempt character of exempt interest earned by the Tax Free and Short-Term Tax Exempt Bond Portfolios for U.S. federal income tax purposes. A Fund is eligible to pay exempt-interest dividends only for taxable years in which, at the end of each quarter, at least 50% of the value of its total assets consists of securities generating interest that is exempt from federal tax under section 103(a) of the Code. Each of the Tax Free and Short-term Tax-Exempt Bond Portfolios (and therefore each of the Tax Free and Short-Term Tax Exempt Bond Funds) intends to satisfy this requirement. Fund distributions reported as exempt-interest dividends are not generally taxable to Fund shareholders for U.S. federal income tax purposes, but they may be subject to state and local taxes. In addition, an investment in the Fund may result in liability for the federal alternative minimum tax, both for individual and corporate shareholders. For example, if the Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.
Distributions of the Tax Free Fund and Short-Term Tax Exempt Bond Fund’s income and gains other than exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of Capital Gain Dividends (defined above) will be taxable as long-term capital gains.
Entities or persons who are “substantial users” (or persons related to substantial users) of facilities financed by PABs or industrial development bonds (“IDBs”) should consult their tax advisors before purchasing shares of a Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term “substantial user” is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.
Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by the Funds still are tax-exempt to the extent described in each Fund’s prospectus; but they are included in the calculation of whether a recipient’s income exceeds the base amounts, and may therefore increase the amount of benefits that is taxable to the recipient.
Foreign Income
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not feasible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries (if any) will vary. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Portfolio or a Fund.
Investments in Original Issue Discount Securities
A Portfolio’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. Some debt obligations that are acquired by a Portfolio, including all zero coupon debt obligations, with a fixed maturity date of more than one year from the date of issuance will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Portfolio’s income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.
In addition, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired in the secondary market by a Portfolio may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Portfolio may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income allocated to a Fund that invests in the Portfolio.
Furthermore, some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Portfolio may be treated as having market discount or OID. Generally, a Fund investing in such a Portfolio will be required to include the market discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt obligations having market discount or OID, which could affect the character and timing of recognition of income allocated to a Fund investing in the Portfolio.
If a Portfolio holds the foregoing kinds of securities, a Fund investing in the Portfolio may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received and distributed to its investors. Such distributions may be made from the cash assets of the Fund or by liquidation of the Fund’s interests in the Portfolio and/or by liquidation of the Portfolio’s securities (including at a time when it may not be advantageous to do so), if necessary. The Portfolio may realize gains or losses from the sale of underlying securities, and, as a result, the Fund’s shareholders may receive a larger Capital Gain Dividend than they would in the absence of such transactions.
Certain Investments in REITs and other Mortgage Pooling Vehicles
Any investment by a Portfolio in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code (“REITs”) may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings; if the Fund, in turn, distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require a Portfolio, and therefore a Fund, to accrue income not yet received. To generate sufficient cash for a Fund to make the requisite distributions to maintain its qualification for treatment as a RIC under the Code, a Fund may be required to redeem a portion of its interest in a Portfolio. The Portfolio in turn may sell investments in order to meet such redemption requests, including at a time when it may not be advantageous to do so. Dividends received from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
A Portfolio may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Portfolio from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund that invests in a Portfolio holding such interests may not be a suitable investment for charitable remainder trusts, as noted below.
In general, excess inclusion income allocated by a Fund to its shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Backup Withholding
A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.
Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.
Redemptions and Exchanges
Redemptions and exchanges of each Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. In addition, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be disallowed, to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other substantially identical shares within 30 days before or after the sale of the loss shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Tax-Exempt Shareholders
Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in each Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in each Fund.
Tax Shelter Reporting
If a Fund shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Non-U.S. Investors
Non-U.S. investors in the Funds should consult their tax advisors concerning the tax consequences of ownership of shares in the Funds. Distributions properly reported as Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of U.S. federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code ( a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2012, a Fund will not be required to withhold any amounts (a) with respect to distributions (other than distributions to a foreign person (i) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by each Fund in a written notice to shareholders (“interest-related dividends”), and (b) with respect to distributions (other than (i) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests (described below)) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by each Fund in a written notice to shareholders (“short-term capital gain dividends”). A Fund is permitted to report such parts of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2012, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above.
In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.
A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends or exempt-interest dividends unless (a)

such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (c) the gain or loss realized on the sale of shares of a Fund or the Capital Gain Dividends are attributable to gains from the sale or exchange of “U.S. real property interests” (“USRPIs”) as defined generally below.
Foreign persons with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign person is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
Special rules apply to distributions to certain foreign shareholders from a RIC that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or RICs and not-greater-than-5% interests in publicly traded classes of stock in REITs or RICs. Additionally, special rules apply to the sale of shares in a RIC that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs (including indirectly through a Portfolio) — USRPIs are defined generally as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other trade or business assets. Again very generally, these special rules may entail withholding and other taxes on certain distributions to and redemptions by foreign shareholders related to a Fund’s investment in USRPIs or, in some cases, an underlying fund’s investments in USRPIs. Each Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of the above-mentioned exclusions, and thus does not expect these special tax rules to apply.
In order for a foreign person to qualify for any exemptions from withholding described above or from lower withholding tax rates under income tax treaties, or to establish an exemption from back back-up withholding, the foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Non-U.S. investors in the Funds should consult their tax advisers in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.
A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax on income referred to above.
Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts and Other Foreign Financial Assets
Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial interests,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.
Other Reporting and Withholding Requirements
New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends or interest.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments will generally not be subject to withholding under these rules so long as shareholders provide a Fund with certifications or other documentation as the Fund may request including, to the extent required, with regard to their direct and indirect owners. Payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder enters into, and provides certification to a Fund of, a valid information reporting and withholding agreement with the IRS to report, among other requirements, required information including about certain direct and indirect U.S. investors or U.S. accounts. Future regulations may exempt certain foreign financial institutions from these requirements, but it is currently unclear whether or when such regulations will be issued. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.
Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.
General Considerations
The foregoing discussion summarizes some of the consequences under the current U.S. federal income tax law of an investment in the Funds. It is for general information only and not a substitute for personal tax advice. Consult your personal tax advisor about the potential U.S. federal income tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.
UNDERWRITER
As of August 1, 2009, State Street Global Markets, LLC serves as the Funds’ Distributor (the “Distributor”) pursuant to the Distribution Agreement by and between the Distributor and the Trust. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for the Funds. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see “Shareholder Servicing and Distribution Plans,” above. The Distributor is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares. The principal business address of the Distributor is One Lincoln Street, Boston, MA 02111.
FINANCIAL STATEMENTS
The audited financial statements for the fiscal year ended December 31, 2010 for the Funds in operation at that date are included in the Annual Report of the Trust, which was filed with the SEC on March 4, 2011 as part of the Trust’s filing on Form N-CSR (SEC Accession No. 0000950123-11-022072) and are incorporated into this SAI by reference. The Annual Report is available, without charge, upon request, by calling (866) 392-0869.

APPENDIX A
RATINGS OF DEBT INSTRUMENTS
MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) — LONG TERM DEBT RATINGS. The following is a description of Moody’s debt instrument ratings.
Aaa — Bonds that are rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa — Bonds that are rated Aa are judged to be of high quality and are subject to very low credit risk.
A — Bonds that are rated A are considered upper-medium grade and are subject to low credit risk.
Baa — Baa rated bonds are considered medium-grade obligations, and as such may possess certain speculative characteristics and are subject to moderate credit risk.
Ba — Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B and Lower — Bonds which are rated B are considered speculative and are subject to high credit risk. Bonds which are rated Caa are of poor standing and are subject to very high credit risk. Bonds which are rated Ca represent obligations which are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Bonds which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Moody’s applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
P-1 — Moody’s short-term ratings are opinions of the ability of issuers (or supporting institutions) to honor short-term financial obligations. Such obligations generally have an original maturity not exceeding thirteen months. The designation “Prime-1” or “P-1” indicates a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) have an acceptable ability to repay short-term debt obligations.
STANDARD & POOR’S RATING GROUP (“S&P”). S&P’s ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
AAA — Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.
AA — Bonds rated AA also qualify as high-quality obligations. Their capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only by a small degree.
A — Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.
BBB — Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.
BB and Lower — Bonds rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
The ratings AA to C may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
A-1- Standard & Poor’s short-term issue credit ratings are current assessments of the likelihood of timely payments of debt having original maturity of no more than 365 days. The A-1 designation indicates that the capacity for payment is extremely strong.
A-2- The capacity for timely payment on issues with this designation is strong. However, a short-term debt with this rating is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rating categories.
Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
     FITCH RATINGS. (“FITCH”).
Fitch Ratings cover a global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue.
AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA — Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB Speculative — ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
Fitch Rating’s appends the modifiers “+” or “-” to denote relative status within the major rating categories.
A short-term rating has a time horizon of up to 13 months for most obligations, or up to 36 months for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2. Good short-term credit quality. A Good intrinsic capacity for timely payment of financial commitments.
F3. Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B. Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High short-term default risk. Default is a real possibility.
D. Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.
E. Restricted Default. Indicates an entity has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.

APPENDIX B
STATE STREET MASTER FUNDS
STATE STREET INSTITUTIONAL INVESTMENT TRUST
PROXY VOTING POLICY AND PROCEDURES
The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the “Trusts”) has determined that it is in the best interests of the Trusts and their respective series (each, a “Fund” and collectively, the “Funds”) for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.
I. Policy
It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Trusts’ investment adviser (the “Adviser”) as a part of the Adviser’s general management of the Funds’ portfolios, subject to the Board’s continuing oversight. The Board of Trustees of the Trusts (the “Board”) hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.
II. Fiduciary Duty
The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.
III. Procedures
The following are the procedures adopted by the Board for the administration of this policy:
A. Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.
B. Voting Record Reporting. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually. Such voting record information shall be in a form acceptable to the trust and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
C. Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.
D. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund’s principal underwriter or Adviser and the applicable Fund’s shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser’s application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser’s Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.
IV. Revocation
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
V. Annual Filing
The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.
VI. Disclosures
     A. The Trusts shall include in its registration statement:
1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and
2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

     B. The Trusts shall include in its annual and semi-annual reports to shareholders:
1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trusts’ toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and
2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Advisers’ toll-free telephone number at (800) 997-7327; or through a specified Internet address; or both; and on the SEC’s website at www.sec.gov.
VII. Maintenance of Procedures.
The Trusts shall maintain and preserve permanently in an easily accessible place a written copy of these procedures.
VIII. Review and Revision Process.
The Trusts’ Boards of Trustees, including a majority of the Trusts’ non-interested Trustees (as defined in the 1940 Act, shall review and amend these Policies and Procedures as they deem necessary and advisable.

APPENDIX C
Introduction
SSgA Funds Management, Inc. (“SSgA FM”) is a registered investment adviser and a wholly owned subsidiary of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, SSgA FM has discretionary proxy voting authority over most of its client accounts, and SSgA FM votes these proxies in the manner that we believe will most likely protect and promote the long term economic value of client investments and as set forth in the SSgA FM Proxy Voting Guidelines (the “Proxy Voting Guidelines”).
Proxy Voting Procedure
Oversight
The SSgA FM Corporate Governance Team, comprised of corporate governance professionals and governance analysts, is responsible for implementing the Proxy Voting Guidelines, case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues impacting shareholder value. The implementation of the Proxy Voting Guidelines is overseen by the SSgA FM Global Proxy Review Committee (“SSgA FM PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in more detail below. The SSgA FM PRC reports to the SSgA Investment Committee, and may refer certain significant proxy items to that committee. In addition to voting proxies, SSgA:
1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)	matches proxies received with holdings as of record date;

5)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

6)	documents the reason(s) for voting for all non-routine items; and

7)	keeps records of such proxy voting available for inspection by the client or governmental agencies.

Oversight of the proxy voting process is ultimately the responsibility of the SSgA Investment Committee. The SSgA Investment Committee reviews and approves amendments to the Proxy Voting Guidelines.
Proxy Voting Process
SSgA FM retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance, to support our proxy voting process. SSgA FM utilizes ISS’s services in three ways: (1) as SSgA FM’s proxy voting agent (providing SSgA FM with vote execution and administration services); (2) applying SSgA FM’s Proxy Voting Guidelines; and (3) provides research and anlaysis relating to general corporate governance issues and specifc proxy items.
On most routine proxy voting items (e.g., retention of auditors), ISS will effect the proxy votes in accordance with the Proxy Voting Guidelines and our standing instructions, which the SSgA FM Corporate Governance Team reviews with ISS on an annual basis or on a case-by-case basis as required. The guidance permits ISS to apply the Proxy Voting Guidelines without consulting us on each proxy and in a manner that is consistent with our investment view. On matters not directly covered by the Proxy Voting Guidelines, and we conclude there is no liklihood of impacting shareholder value, ISS may effect proxy votes in accordance with its own recommendations.
In other cases, the Corporate Governance Team will evaluate the proxy solicitation to determine how to vote consistent with SSgA FM’s investment views and to maximize the value of our client accounts. In general, the Corporate Governance Team will engage in this additional review for:

(i)	proxies that involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a signficant precedent in corporate governance); and

(ii)	proxies that are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.
In some instances, the SSgA FM Corporate Governance Team may refer significant issues which are not addressed by our Proxy Voting Guidelines or guidance to ISS to the SSgA FM PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSgA FM PRC, the SSgA FM Corporate Governance Team will examine whether there is a material conflict of interest between the interests of our client and those of SSgA FM or its affiliates (as explained in greater detail below under “Conflict of Interest”). If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients (i.e., to maximize the economic value of our clients’ securities).
Conflict of Interest
From time to time, SSgA FM will review a proxy which may present a potential conflict of interest. In general, we do not believe matters that fall within our Proxy Voting Guidelines and are voted consistently with the Proxy Voting Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity; however, where matters do not fall within our Proxy Voting Guidelines or where we believe that voting in accordance with the Proxy Voting Guidelines is unwarrented, we conduct an additional review to determine whether there is a conflict of interest. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a serious concern to warrant an alternative process: (1) clients of SSgA FM or its affiliates which are among the top 100 clients of State Street Corporation or its affiliates based upon revenue; and (2) the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).
In circumstances where either (i) the matter does not fall clearly within the Proxy Voting Guidelines or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Director of SSgA FM’s Corporate Governance Team will determine whether a Material Relationship exists. If so the matter is referred to the SSgA FM PRC. The SSgA FM PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSgA FM PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSgA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.
Engagement
SSgA FM conducts issuer engagement activity to support SSgA FM’s voting principles. SSgA FM believes engagement with portfolio companies is often the most active and productive way shareholders can exercise their ownership rights, with the goal of increasing shareholder value. SSgA FM regularly engages with companies to discuss corporate governance issues and to provide insight about the principles and practices that drive our voting decisions. In our discussions, we highlight the attributes and practices that we believe enhance the quality of corporate governance at companies. Some engagement topics include takeover defenses, merger transactions, proxy contests, board elections, sustainability issues, executive compensation, equity compensation plans and other topical issues of interest to our clients as shareholders. Through our discussions, we seek to strengthen the quality of corporate governance with boards and management, which can also help protect shareholder value.
The SSgA FM Governance Team is dedicated to providing governance research, analysis, issuer engagement and voting services. The SSgA FM Governance Team has no fixed set of priorities that dictate engagement practices. Instead, we view engagement practices as being dependent upon facts and circumstances, while giving consideration to the size of our total position of the issuer and/or the potential negative governance practices, performance profile, and circumstance at hand.
Nature and Form of Engagement
SSgA FM believes issuer engagement can take many forms and be triggered under numerous circumstances. The following methods represent how SSgA FM defines engagement methods:
Reactive
Reactive engagement is initiated by the issuers and typically represents a majority of SSgA FM’s engagement activity. SSgA FM routinely discusses specific voting issues and items with the issuer community. These are viewed as an opportunity to address not only voting items, but also a wide range of governance items that impact shareholder value.
Recurring
Recurring engagement takes advantage of SSgA FM’s strong relationships with many of its largest holdings. SSgA FM maintains regular face to face meetings with these issuers, allowing SSgA FM to reinforce key tenets of good corporate governance and actively advise these issuers around concerns that SSgA FM feels may impact long term shareholder value.
Dynamic
Using screening tools designed to capture a mix of SSgA FM’s largest exposures to issuers demonstrating severe negative governance profiles, SSgA FM will actively seek direct dialogue with the board and management. In these cases, the dynamic engagement process represents the most meaningful chance for SSgA FM to protect long term shareholder value from excessive risk due to governance related risks.
SSgA FM believes active engagement is best conducted individually and directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, such as shareholder conference calls, can serve as a potential forum for issues that are not identified by SSgA FM as requiring active engagement.
When Does SSgA FM Engage Issuers?
SSgA FM uses various methods to monitor its investments to determine which issuers require dynamic engagement. A blend of quantitative and qualitative research and data is used to identify potential engagement opportunities. SSgA FM sources internal and external research and screening tools to support the engagement process.
Voting and engagement
SSgA FM believes engagement and voting activity have a direct relationship. Issuer engagement seeks to address significant shareholder concerns and governance issues. Logically, successful issuer engagement should reduce the need to vote against management. The integration and exercise of both these rights leads to a meaningful shareholder tool that seeks to achieve enhanced shareholder value on behalf of SSgA FM clients.
Developed and Non-Developed Markets
SSgA FM engagement philosophy applies across all global markets. We have found the opportunity and effectiveness of engagement activity directly correlates to the level of ownership and voting rights provided by local market laws. From market to market, engagement activity may take different forms in order to best achieve long term engagement goals.
Engagement in developed markets is a mature process for SSgA FM. In some cases, engagement activity is institutionalized into local best practices, such as the UK Stewardship Code overseen by Financial Reporting Commission (FRC). In the UK, disclosure standards are high, allowing shareholders simple access to the key components of governance, such as board and by-law structure, remuneration policies and practices, sustainability data and reporting, among others. Further, shareholder rights are relatively high allowing for SSgA FM to engage on a variety of issues.
In many non-OECD markets we often supplement direct company engagement with participation in shareholder advocacy groups that seek change at a market level. This type of “top-down” approach should have a positive long-term impact by addressing shortcomings in local market laws on disclosure, best practice and shareholder rights.

Summary of Proxy Voting Guidelines
Directors and Boards
The election of directors is one of the most important fiduciary duties SSgA FM performs as a shareholder. SSgA FM believes that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such, SSgA FM seeks to vote director elections, in a way, which we as a fiduciary, believe will maximize the monetary value of each portfolio’s holdings.
The role of the board, in SSgA FM’s view, is to carry out its responsibilities in the best long term interest of the company and its shareholders. A strong and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan, and performs risk oversight and performance assessment of the CEO and management. In contrast, management implements the business strategy and runs the company’s day-to-day operations. As part of SSgA FM’s engagement process, we routinely discuss the importance of the board with issuers.
In voting to elect nominees, SSgA FM considers many factors. SSgA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests. In assessing nominees, SSgA FM considers whether board nominees will perform their duties without management influence, and whether the nominee has the appropriate skills and industry knowledge necessary to contribute fully to the company.
SSgA FM advocates that boards adopt a committee structure with independent directors on the key committees. When opposing directors, based on independence factors, SSgA FM focuses on the key committees. We believe a vigorous and diligent board of directors, a majority of whom are independent, with an appropriate committee structure, is the key to fulfilling the board’s responsibilities to a corporations’ effective governance.
Accounting and Audit Related Issues
SSgA FM believes audit committees are critical and necessary as part of the board’s risk oversight role. We expect auditors to provide assurance as of a company’s financial condition. Having trust in the accuracy of financial statements is important for shareholders to make decisions. Subsequently, SSgA FM believes that it is imperative for audit committees to select outside auditors who are independent from management.
We believe the audit committee is responsible for appointing, compensating, retaining and overseeing the issuer’s outside audit firm. In addition, we believe the audit committee should approve audit and non-audit services performed by outside audit firms.
Capital Structure, Reorganization and Mergers
Though we don’t seek involvement in the day-to-day operations of an organization, we recognize the need for oversight and input into management decisions that may affect a company’s value. Altering the capital structure of a company is a critical decision for management, and in making such a critical decision, we believe the company should have a well explained business rationale that is consistent with corporate strategy and should not overly dilute its shareholders.
The organizational structure of a company or proposed modifications to a company, may improve the effectiveness of a company’s operations, thereby enhancing shareholder value. M&A issues may result in a substantial economic impact to a corporation. SSgA FM evaluates mergers and acquisitions on a case-by-case basis. SSgA FM considers the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, SSgA FM uses its discretion in order to maximize shareholder value.
Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer making an offer or reducing the likelihood of a successful offer. SSgA FM does not support proposals that reduce shareholders’ rights, entrench management or reduce the likelihood of shareholder’s right to vote on reasonable offers.
Compensation
SSgA FM considers the board’s responsibility to include setting the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSgA FM’s analysis of executive compensation; there should be a direct relationship between executive compensation and company performance over the long term.
General/Routine
Although we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight and input into management decisions that may affect a company’s value. We believe SSgA FM should support proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.
Environmental and Social Issues
Proposals relating to social and environmental issues, typically initiated by shareholders, generally request that the company disclose or amend certain business practices. Often, proposals may address concerns with which SSgA FM philosophically agrees, but absent a compelling economic impact on shareholder value, SSgA FM will typically abstain from voting on these proposals.
International Statement
SSgA FM reviews proxies of non-US issuers consistent with our Principles and Proxy Voting Guidelines; however, SSgA FM also endeavors to show sensitivity to local market practices when voting non-US proxies. This may lead to contrasting votes as corporate governance standards, disclosure requirements and voting mechanics differ from market to market. We will vote issues in the context of our Proxy Voting Guidelines, as well as local market standards, where appropriate.
SSgA FM votes in all markets where it is feasible; however, SSgA FM may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, or where issuer-specific special documentation is required or various market or issuer certifications are required. SSgA FM is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction or when they charge a meeting specific fee in excess of the typical custody service agreement.

SSgA FM Proxy Voting Guidelines
State Street Global Advisors Funds Management (“SSgA FM”) seeks to vote proxies for which we have discretionary authority in the best interests of our clients. This means that we make voting decisions in the manner we believe will most likely protect and promote the long term economic value of client accounts. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. SSgA FM takes the view that voting in a manner consistent with maximizing the monetary value of our clients’ holdings will benefit our direct clients (e.g. fund shareholders).
I. DIRECTOR RELATED ITEMS
Director related proposals concern issues submitted to shareholders that deal with the composition of the board or impact the members of a corporation’s board of directors. In deciding which director nominee to support, SSgA FM considers numerous factors.
Director Elections
SSgA FM generally supports election of directors in most uncontested elections. However, SSgA FM may withhold votes from (or support the removal of) a nominee or an entire board, in certain circumstances, including but not limited to:

•	A nominee who we determine to be inadequately independent of management and serves on any of the board’s key committees (compensation, audit, and nominating). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of board meetings, or whether the nominee receives non-board related compensation from the issuer.

•	CEOs of public companies who sit on more than three public company boards.

•	Nominees who sit on more than six public company boards.

•	SSgA FM may withhold votes from all director nominees at companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s).

•	SSgA FM may withhold votes from compensation committee members where there is a weak relationship between executive pay and performance over a five-year period.

•	SSgA FM will withhold votes from audit committee members if non-audit fees exceed 50% of total fees paid to the auditors.

•	SSgA FM will withhold votes from directors who appear to have been remiss in their duties.

Director Related Proposals
SSgA FM generally votes for the following director related proposals:

•	Discharge of board members’ duties, in the absence of pending litigation, governmental investigation, charges of fraud or other indications of significant concern.

•	Proposals to restore shareholders’ ability to remove directors with or without cause.

•	Proposals that permit shareholders to elect directors to fill board vacancies.

•	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

SSgA FM generally votes against the following director related proposals:

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected.

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy.

•	Shareholder proposals requiring two candidates per board seat.

Majority Voting
SSgA FM will generally support a majority vote standard if it is based on shares outstanding, and SSgA FM will generally vote against proposals requesting a majority vote based on votes cast standard.
SSgA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares outstanding) to pass or repeal certain provisions.
Annual Elections
SSgA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders right plan.
Cumulative Voting
SSgA FM does not support cumulative voting structures for the election of directors.
Separation Chair/CEO
SSgA FM analyzes proposals for the separation of Chair/CEO on a case by case basis taking into consideration numerous factors, including but not limited to, a company’s performance and the overall governance structure of the company.
Age/Term Limits
Generally, SSgA FM will vote against limits to tenure.
Approve Remuneration of Directors
Generally, SSgA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.
Indemnification
Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Classified Boards
SSgA FM generally supports annual elections for the board of directors. In certain cases, SSgA FM will support a classified board structure, if the board is composed of 80 percent of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and SSgA FM will consider other governance factors, including antitakeover devices.
Confidential Voting
SSgA FM will support confidential voting.

Board Size
SSgA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
II. AUDIT RELATED ITEMS
Ratifying Auditors and Approving Auditor Compensation
SSgA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSgA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSgA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.
In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/fax compliance and preparation for purposes of determining whether non-audit fees are excessive.
SSgA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.1.
Accept Financial Statements Consolidated Financial Statements and Statutory Reports
It is the auditor’s responsibility to provide assurance as of the company’s financial condition. Accordingly, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern, SSgA FM will accept the financial statement, allocation of income and/or statutory report.
III. CAPITAL STRUCTURE
Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company. The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.
Increase in Authorized Common Shares
In general, SSgA FM supports share increases for general corporate purposes up to 100% of current authorized stock.
SSgA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for U.S. firms and plus 100% of current authorized stock for international firms.

[1]	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

When applying the thresholds, SSgA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.
Increase in Authorized Preferred Shares
SSgA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.
Generally, SSgA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
SSgA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
However, SSgA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Preemptive Rights and Non-Preemptive Rights
In general, SSgA FM supports issuance authority requests up to 100% of current share capital with preemptive rights. Requests for the authority to remove preemptive rights will be supported for share issuances that are less than a certain percentage (ranging from 5-20%, based on market practice) of the outstanding shares, unless even such a small amount could have a material dilutive effect on existing shareholders (e.g. illiquid markets).
For Hong Kong, SSgA FM does not support issuances that do not place limits on discounts or do not provide the authority to refresh the share issuance amounts without prior shareholder approval.
Unequal Voting Rights
SSgA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.
However, SSgA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.
Dividends and Share Repurchase Programs
SSgA FM generally supports dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income. SSgA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position.
Generally, SSgA FM votes for the authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase.
IV. MERGERS AND ACQUISTIONS
Mergers and the reorganization structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.
SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium

•	Strategic rationale

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest

•	Offers made at a premium and where there are no other higher bidders

•	Offers in which the secondary market price is substantially lower than the net asset value

SSgA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

•	At the time of voting, the current market price of the security exceeds the bid price

V. ANTI-TAKEOVER MEASURES
Typically, proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision are deemed to have an antitakeover effect. The majority of these proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.
Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported. Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.
Shareholder Rights Plans
SSgA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.
In general, SSgA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).
SSgA FM will support the adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.
SSgA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).
Special Meetings
SSgA FM will support proposals for the right to call a special meeting, and SSgA FM will vote against proposals seeking to eliminate the right to call a special meeting.
Where the right to call a special meeting exists:

•	SSgA FM supports shareholder proposals to reduce the threshold to call a special meeting to 10%.

•	SSgA FM supports management proposals to reduce the threshold to call a special meeting to a percentage lower than the current threshold, for example, we will support a company moving from a 40% threshold to a 25% threshold.

Super-Majority
SSgA FM will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSgA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.
VI. REMUNERATION
Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.
Advisory Vote on Executive Compensation and Frequency
SSgA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.
SSgA FM supports an annual advisory vote on executive compensation.
Approve Remuneration Report
SSgA FM will generally support remuneration reports that are judged to be in-line with local market practices. SSgA FM will generally vote against the approval of the remuneration report if the company fails to disclose information regarding any element of CEO remuneration including but not limited to, base salary, annual bonuses, and special bonuses relative to market practice.
If the company’s schemes allows for retesting of performance criteria over extended time period or for retesting if the original performance criteria was not met during the initial time period, SSgA FM may vote against the remuneration report.
Employee Equity Award Plans
SSgA FM considers numerous criteria when examining equity award proposals. Generally, SSgA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plans plan are:
Excessive voting power dilution: To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. We review that number in light of certain factors, including the industry of the issuer.
Other criteria include the following:

•	Number of participants or eligible employees;

•	The variety of awards possible

•	The period of time covered by the plan

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:

•	Grants to individuals or very small groups of participants;

•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;

•	The power of the board to exchange “underwater” options without shareholder approval this pertains to the ability of a company to reprice options, not the actual act of repricing described above;

•	Below market rate loans to officers to exercise their options;

•	The ability to grant options at less than fair market value;

•	Acceleration of vesting automatically upon a change in control;

•	Excessive compensation (i.e. compensation plans which are deemed by SSgA FM to be overly dilutive).

Historical option grants: Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.
Repricing: SSgA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.
Share Repurchases: If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.
Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) do not disclose a definitive number of the shares to be bought back and, (iii) the time frame during which the shares will be bought back will not have any such repurchase plan factored into the dilution calculation.
162(m) Plan Amendments: If a plan would not normally meet SSgA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSgA FM will support the proposal to amend the plan.
Employee Stock Option Plans
SSgA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSgA FM takes market practice into consideration.
Compensation Related Items
SSgA FM will generally support the following proposals:
•	Expansions to reporting of financial or compensation-related information, within reason

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
SSgA FM will generally vote against the following proposals:

•	Retirement bonuses for non-executive directors and auditors

VII. MISCELLANEOUS/ROUTINE ITEMS
SSgA FM generally supports the following miscellaneous/routine governance items:

•	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate.

•	Opting out of business combination provision

•	Proposals that remove restrictions on the right of shareholders to act independently of management

•	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved

•	Shareholder proposals to put option repricings to a shareholder vote

•	General updating of or corrective amendments to charter and by-laws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

•	Change in corporation name

•	Mandates that amendments to bylaws or charters have shareholder approval

•	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable

•	Repeals, prohibitions or adoption of anti-greenmail provisions

•	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduce and proposals to implement a reverse stock split to avoid delisting.

SSgA FM generally does not support the following miscellaneous/routine governance items:

•	Proposals asking companies to adopt full tenure holding periods for their executives.

•	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation

•	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable

•	Proposals to approve other business when it appears as voting item

•	Proposals giving the board exclusive authority to amend the bylaws

•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

VII. ENVIRONMENTAL AND SOCIAL ISSUES
Proposals relating to social and environmental issues, typically initiated by shareholders, generally request that the company disclose or amend certain business practices. Where it appears there is a potential effect on shareholder or economic value of a company that is related to a specific environmental or social issue, SSgA FM evaluates the shareholder proposal addressing the issue on a case-by-case basis. Absent a compelling economic impact on shareholder value, SSgA FM will typically abstain from voting on these proposals.
Record Keeping
In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:
1) FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;
2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);
4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and
5) a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.
More Information
Any client who wishes to receive information on how its proxies were voted should contact its SSgA FM relationship manager.

TABLE OF CONTENTS

Item 28. Exhibits
Item 29. Persons Controlled By or Under Common Control with the Fund
Item 30. Indemnification
Item 31. Business and Other Connections of the Investment Adviser
Item 32. Principal Underwriter
Item 33. Location Of Accounts And Records
Item 34. Management Services
Item 35. Undertakings
SIGNATURES
EXHIBIT INDEX
Fee Waiver letter dated April 28, 2011
EX-99.28(d)(8) Fee Waiver letter dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds
EX-99.28(d)(9) Amendment dated February 18, 2011 to the Investment Advisory Agreement dated May 1, 2001, between SSgA Funds Management, Inc., and the Trust
EX-99.28(h)(2)(d) Administration Agreement dated February 1, 2011 between SSgA Funds Management Inc. and the Trust with respect to the Money Market Funds
EX-99.28(h)(2)(e) Sub-Administration Agreement dated February 1, 2011 by and among State Street Bank and Trust Company, SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds
EX-99.28(h)(11) Information Security Program Agreement dated November 19, 2010
EX-99.28(j) Consent of Ernst and Young LLP
EX-99.28(m)(2) Amended Rule 12b-1 Plan dated February 18, 2010
EX-99.28(p)(2) Amended Code of Ethics of SSgA Funds Management, Inc. dated November 1, 2010
EX-99.28 Powers of Attorney
PART C. Other Information
Item 28. Exhibits

(a)	(1)	Declaration of Trust dated February 16, 2000 is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 16, 2000.

	(2)	Amendment No.1 dated February 14, 2002 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

	(3)	Amendment No. 2 dated May 13, 2004 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

	(4)	Amendment No. 3 dated May 19, 2005 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

	(5)	Amendment No. 4 dated January 26, 2007 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 6, 2007.

	(6)	Amendment No. 5 dated October 2, 2007 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 27 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 2, 2007.

	(7)	Amendment No. 6 dated September 18, 2008 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(b)		Third Amended and Restated By-laws of the Trust dated May 13, 2004 is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(c)		Not applicable.

(d)	(1)	Investment Advisory Agreement dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

	(2)	Notice dated February 14, 2002 to Investment Advisory Contract dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

	(3)	Notice dated February 7, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

	(4)	Notice dated October 2, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

	(5)	Fee Waiver letter dated April 12, 2010 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Short-Term Tax Exempt Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2010.

	(6)	Fee Waiver letter dated July 2, 2009 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

	(7)	Fee Waiver letter dated April 28, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Equity 2000 Index Fund is filed herein.

	(8)	Fee Waiver letter dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is filed herein.

	(9)	Amendment dated February 18, 2011 to the Investment Advisory Agreement dated May 1, 2001, between SSgA Funds Management, Inc. and the Trust is filed herein.

(e)	(1)	Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(f)		Not applicable.

(g)	(1)	Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

	(2)	Notice dated February 14, 2002 to Amended and Restated Custodian Agreement dated February 14, 2001 with respect to the State Street Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment

Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

	(3)		Notice dated February 12, 2004 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

	(4)		Notice dated July 22, 2008 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(h)	(1	)(a)	Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

	(1	)(b)	Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

	(1	)(c)	Anti-Money Laundering Services Amendment dated October 31, 2006 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

	(1	)(d)	Services Amendment dated April 5, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

	(1	)(e)	Notice dated February 14, 2002 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

	(1	)(f)	Notice dated February 12, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

	(2)		Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment

No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2	)(a)	Notice dated February 14, 2002 to Administration Agreement dated February 28, 2000 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(2	)(b)	Notice dated February 12, 2004 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(2	)(c)	Notice dated September 10, 2007 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(2	)(d)	Administration Agreement dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is filed herein.

(2	)(e)	Sub-Administration Agreement dated February 1, 2011 by and among State Street Bank and Trust Company, SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is filed herein.

(3)		Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(4)		Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(5)		Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Limited Duration Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(6)		Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Limited Duration Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(7)		Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional

Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

	(8)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

	(9)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

	(10)	Master-Feeder Participation Agreement between State Street Master Funds and Henderson Global Funds dated April 20, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

	(11)	Information Security Program Agreement dated November 19, 2010 is filed herein.

(i)	(1)	Legal Opinion of Ropes & Gray LLP is incorporated herein by reference to Pre-Effective Amendment No. 1 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission in September 2000.

	(2)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 10 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 13, 2002.

	(3)	Legal Opinion of Ropes & Gray LLP with respect to the Class R Shares of the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 15 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on June 3, 2005.

	(4)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 6, 2007.

(j)		Consent of Ernst & Young LLP is filed herein.

(k)		Not applicable.

(l)		Not applicable.

(m)	(1)	Amended Rule 12b-1 Plan dated May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(m)	(2)	Amended Rule 12b-1 Plan dated February 18, 2010 is filed herein.

	(2)	Amended Shareholder Servicing Plan for Service Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

	(3)	Amended Shareholder Servicing Plan for Investment Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(n)	(1)	Rule 18f-3 Plan dated May 15, 2008 is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(o)		Reserved.

(p)	(1)	Joint Code of Ethics dated May 17, 2000, as amended September 16, 2004 with State Street Master Funds is incorporated herein by reference to Post-Effective Amendment No. 13 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2005.

(p)	(2)	Amended Code of Ethics of SSgA Funds Management, Inc. dated November 1, 2010 is filed herein.

(p)	(3)	Joint Code of Ethics of the Trust and State Street Master Funds dated May 17, 2000, as amended September 16, 2004 and February 18, 2010 is incorporated herein by reference to Post-Effective Amendment No. 32 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2010.

(p)	(4)	Code of Ethics of Nuveen Asset Management dated February 1, 2005 as amended through May 29, 2008 is incorporated herein by reference to Post-Effective Amendment No. 32 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2010.
(Other Exhibits) Powers of Attorney — filed herein.
+ Post-Effective Amendment No. 8 was filed with the Commission on January 30, 2002. The next Post-Effective Amendment, filed on April 30, 2002, should have been sequentially numbered Post-Effective Amendment No. 9. Due to a scrivener’s error, it was numbered Post-Effective Amendment No. 10. Such Post-Effective Amendment has been referred to in this Part C as Post-Effective Amendment No. 9.
Item 29. Persons Controlled By or Under Common Control with the Fund
See the Statement of Additional Information regarding the Trust’s control relationships.
Item 30. Indemnification
     Pursuant to Article 4 of the Trust’s Amended and Restated By-Laws, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.
     As to any matter disposed of by a compromise payment by any such Covered Person referred to above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its Shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of Shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause (a) or (b) or by any disinterested person or persons pursuant to clause (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
     The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term “Covered Person” shall include such person’s heirs, executors and administrators; an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a “disinterested Trustee” or “disinterested person” is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.
Item 31. Business and Other Connections of the Investment Adviser
SSgA Funds Management, Inc.
See “Management of the Trust” in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Nuveen Asset Management
See “Management of the Trust” in Part B. Information as to the directors and officers of the sub-adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.
Item 32. Principal Underwriter
(a) State Street Global Markets, LLC acts as the distributor for the Registrant and the following investment companies:
SSGA Funds
SSgA S&P 500 Index Fund
SSgA Bond Market Fund
SSgA Directional Core Equity Fund
SSgA Disciplined Equity Fund
SSgA Emerging Markets Fund
SSgA Enhanced Small Cap Fund
SSgA High Yield Bond Fund
SSgA IAM SHARES Fund
SSgA Intermediate Fund
SSgA International Stock Selection Fund
SSgA Life Solutions Balanced Fund
SSgA Life Solutions Growth Fund
SSgA Life Solutions Income & Growth Fund
SSgA Money Market Fund
SSgA Prime Money Market Fund
SSgA Small Cap Fund
SSgA Tax Free Money Market Fund
SSgA Tuckerman Active REIT Fund
SSgA U.S. Government Money Market Fund
SSgA U.S. Treasury Money Market Fund
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Institutional Liquid Reserves Fund
State Street Institutional Short-Term Tax Exempt Bond Fund
State Street Institutional Tax Free Money Market Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
SPDR Index Shares Trust
SPDR EURO Stoxx 50 ETF
SPDR Stoxx Europe 50 ETF
SPDR Dow Jones International Real Estate ETF
SPDR Russell/Nomura Prime Japan ETF
SPDR Russell/Nomura Small Cap Japan ETF
SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets ETF
SPDR S&P Emerging Latin America ETF
SPDR S&P Emerging Middle East & Africa ETF
SPDR S&P Emerging Europe ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P China ETF
SPDR S&P World ex-US ETF

SPDR S&P International Small Cap ETF
SPDR S&P BRIC 40 ETF
SPDR S&P International Dividend ETF
SPDR S&P International Mid Cap ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR Dow Jones Global Real Estate ETF
SPDR S&P International Consumer Discretionary Sector ETF
SPDR S&P International Consumer Staples Sector ETF
SPDR S&P International Energy Sector ETF
SPDR S&P International Financial Sector ETF
SPDR S&P International Health Care Sector ETF
SPDR S&P International Industrial Sector ETF
SPDR S&P International Materials Sector ETF
SPDR S&P International Technology Sector ETF
SPDR S&P International Telecommunications Sector ETF
SPDR S&P International Utilities Sector ETF
SPDR S&P Russia ETF
SPDR S&P Global Natural Resources ETF
SPDR® S&P® Asia Pacific ETF*
SPDR® S&P® Europe ETF*
SPDR® S&P® Emerging Africa ETF*
SPDR® S&P® Emerging South East Asia ETF*
SPDR® S&P® Emerging GCC-Middle East ETF*
SPDR® S&P® Ireland ETF*
SPDR® S&P® Brazil ETF*
SPDR® S&P® India ETF*

*    This ETF is not yet in operation.
SPDR Series Trust
SPDR KBW Bank ETF
SPDR KBW Capital Markets ETF
SPDR KBW Insurance ETF
SPDR KBW Regional Banking ETF
SPDR Morgan Stanley Technology ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR DJ Global Titans ETF
SPDR Dow Jones Large Cap ETF
SPDR Dow Jones Large Cap Growth ETF
SPDR Dow Jones Large Cap Value ETF
SPDR Dow Jones Mid Cap ETF
SPDR Dow Jones Mid Cap Growth ETF
SPDR Dow Jones Mid Cap Value ETF
SPDR Dow Jones REIT ETF
SPDR Dow Jones Small Cap ETF
SPDR Dow Jones Small Cap Growth ETF
SPDR Dow Jones Small Cap Value ETF
SPDR Dow Jones Total Market ETF
SPDR S&P Homebuilders ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR KBW Mortgage Finance ETF

SPDR Wells Fargo Preferred Stock ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Aerospace & Defense ETF*
SPDR S&P Building & Construction ETF*
SPDR S&P Computer Hardware ETF*
SPDR S&P Computer Software ETF*
SPDR S&P Health Care Services ETF*
SPDR S&P LeisureTime ETF*
SPDR S&P Outsourcing & IT Consulting ETF*
SPDR Barclays Capital TIPS ETF
SPDR Barclays Capital High Yield Bond ETF
SPDR Barclays Capital 1-3 Month T-Bill ETF
SPDR Barclays Capital Intermediate Term Treasury ETF
SPDR Barclays Capital Long Term Treasury ETF
SPDR Barclays Capital Aggregate Bond ETF
SPDR Nuveen Barclays Capital Municipal Bond ETF
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SPDR Nuveen Barclays Capital California Municipal Bond ETF
SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SPDR Barclays Capital International Treasury Bond ETF
SPDR DB International Government Inflation-Protected Bond ETF
SPDR Barclays Capital Short Term International Treasury Bond ETF
SPDR Barclays Capital Mortgage Backed Bond ETF
SPDR Barclays Capital Intermediate Term Credit Bond ETF
SPDR Barclays Capital Long Term Credit Bond ETF
SPDR Barclays Capital Convertible Bond ETF
SPDR Nuveen S&P VRDO Municipal Bond ETF
SPDR Barclays Capital Short Term Corporate Bond ETF
SPDR Nuveen Barclays Capital Build America Bond ETF
SPDR Barclays Capital International Corporate Bond ETF

*    This ETF is not yet in operation.
(b) To the best of Registrant’s knowledge, the directors and executive officers of State Street Global Markets, LLC, are as follows:

Nicholas Bonn	Chief Executive Officer, Chief Operations Officer and Director

Ross McLellan	President and Director

Vincent Manzi	Chief Compliance Officer

William Helfrich	FINOP and Treasurer

Howard Fairweather	Director

Stephan Gavell	Director

Bryan Woodard	Director

Aditya Mohan	Director

Mark Snyder	Director

Anthony Rochte	Director

*	The principal business address for each of the above directors and executive officers is 1 Lincoln Street, Boston, MA 02111.
Item 33. Location Of Accounts And Records
The accounts and records of the Trust are located, in whole or in part, at the office of the Trust and the following locations:
State Street Institutional Investment Trust (“Trust”)
4 Copley Place, 3rd floor
Boston, MA 02110
SSgA Funds Management, Inc. (“Adviser”)
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Nuveen Investments, Inc. (“Sub Adviser”)
333 West Wacker Drive
Chicago, IL 60606.
SSgA Funds Management, Inc. serves as the Administrator for the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and the State Street Institutional Treasury Plus Money Market Fund.
State Street Bank and Trust Company serves as the Sub-Administrator for the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and the State Street Institutional Treasury Plus Money Market Fund.
State Street Bank and Trust Company serves as the Administrator for the State Street Institutional Limited Duration Bond Fund, State Street Institutional Short-Term Tax Exempt Bond Fund, State Street Aggregate Bond Index Fund, State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, and State Street Equity 2000 Index Fund.
State Street Bank and Trust Company serves as the Custodian, Transfer Agent and Dividend Disbursing Agent), except not the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Short-Term Tax Exempt Bond Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, and the State Street Institutional Treasury Plus Money Market Fund.
4 Copley Place, 3rd floor
Boston, MA 02110
Boston Financial Data Services, Inc.
Boston Financial Data Services, Inc. serves as the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Short-Term Tax Exempt Bond Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and the State Street Institutional Treasury Plus Money Market Fund.

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171-2119
Item 34. Management Services
     Not applicable.
Item 35. Undertakings
     Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, the Registrant, State Street Institutional Investment Trust (the “Trust”) certifies that it meets all of the requirements for effectiveness of this amendment to the Trust’s registration statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 29th day of April 2011.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
By:	/s/ James E. Ross
James E. Ross
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 29th day of April 2011:

Signature	Title

/s/ James E. Ross James E. Ross	Trustee and President (Principal Executive Officer)

/s/ Laura F. Dell Laura F. Dell	Treasurer (Principal Financial and Accounting Officer)

* William L. Boyan	Trustee

* Michael F. Holland	Trustee

* Rina K. Spence	Trustee

* Douglas T. Williams	Trustee

*	Attorney-in-fact:	/s/ David James

EXHIBIT INDEX

Exhibit No.	Document

(d)(7)	Fee Waiver letter dated April 28, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Equity 2000 Index Fund

(d)(8)	Fee Waiver letter dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds

(d)(9)	Amendment dated February 18, 2011 to the Investment Advisory Agreement dated May 1, 2001, between SSgA Funds Management, Inc., and the Trust

(h)(2)(d)	Administration Agreement dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds

(h)(2)(e)	Sub-Administration Agreement dated February 1, 2011 by and among State Street Bank and Trust Company, SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds

(h)(11)	Information Security Program Agreement dated November 19, 2010

(j)	Consent of Ernst & Young LLP

(m)(2)	Amended Rule 12b-1 Plan dated February 18, 2010

(p)(2)	Amended Code of Ethics of SSgA Funds Management, Inc. dated November 1, 2010

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